UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.7%
U.S. Treasury Obligations - 7.9%
$91,700,000	U.S. Treasury Bonds,
	2.375%, 03/31/2016	$98,025,833
		98,025,833
Taxable Municipal Bonds - 2.1%
1,000,000	Alaska Municipal Bond Bank Authority,
	1.918%, 08/01/2013	1,009,370
1,170,000	City of Arlington TX,
	4.680%, 08/15/2013	1,204,679
1,240,000	City of Des Moines IA,
	2.587%, 06/01/2013	1,248,482
3,000,000	City of Frederick MD,
	4.520%, 03/01/2013	3,045,300
231,544	Educational Enhancement Funding Corporation,
	6.720%, 06/01/2025	234,669
6,450,000	Government Development Bank for Puerto Rico,
	3.670%, 05/01/2014	6,573,969
	Illinois State:
545,000	4.071%, 01/01/2014	563,574
1,700,000	3.636%, 02/01/2014	1,747,532
2,030,000	4.422%, 04/01/2015	2,152,104
1,110,000	4.961%, 03/01/2016	1,209,778
2,000,000	5.090%, 04/01/2017	2,183,960
5,000,000	Michigan Strategic Fund,
	4.500%, 12/01/2013	5,217,500
165,000	Tobacco Settlement Authority Iowa,
	6.500%, 06/01/2023 (Callable 06/01/2015)	161,881
		26,552,798
Other Government Related Securities - 1.9%
2,500,000	Corp Andina de Fomento,
	5.200%, 05/21/2013 @ f	2,564,157
2,000,000	Export-Import Bank of Korea Notes,
	5.500%, 10/17/2012 f	2,003,288
725,000	Korea Development Bank,
	5.300%, 01/17/2013 f	733,444
1,987,000	Korea Electric Power Corporation,
	7.750%, 04/01/2013 f	2,049,052
3,805,000	Korea Southern Power Co., Ltd.,
	5.375%, 04/18/2013 (Acquired 02/22/2011, Cost $3,867,038) * f	3,883,383
	Petrobras International Finance Company: @ f
1,000,000	2.875%, 02/06/2015	1,027,826
5,200,000	3.875%, 01/27/2016	5,500,612
5,270,000	Petroleos Mexicanos,
	4.875%, 03/15/2015 @ f	5,652,075
		23,413,837
Corporate Bonds - 75.5%
Industrials - 26.2%
	American Honda Finance Corporation: @
2,000,000	1.450%, 02/27/2015 (Acquired 02/21/2012, Cost $1,998,940) *	2,031,794
5,000,000	1.000%, 08/11/2015 (Acquired 09/04/2012, Cost $4,989,550) *	5,010,125
2,775,000	Amgen Inc.,

	1.875%, 11/15/2014	2,848,707
5,000,000	Anadarko Petroleum Corporation,
	5.750%, 06/15/2014 @	5,372,790
	Anglo American Capital PLC: f
6,900,000	2.150%, 09/27/2013 (Acquired 09/20/2010 through 03/21/2012, Cost $6,905,955) *	6,944,160
900,000	9.375%, 04/08/2014 (Acquired 03/23/2012 through 06/19/2012, Cost $1,001,333) *	1,004,400
	ArcelorMittal: f
2,500,000	5.375%, 06/01/2013	2,563,840
341,000	9.000%, 02/15/2015 @	375,100
1,000,000	3.750%, 02/25/2015	999,334
1,525,000	3.750%, 08/05/2015 @	1,515,362
3,000,000	Barrick Gold Corporation,
	1.750%, 05/30/2014 f	3,044,355
	BP Capital Markets PLC: f
5,000,000	5.250%, 11/07/2013	5,258,875
775,000	3.200%, 03/11/2016	831,893
1,000,000	British Telecommunications PLC,
	1.504%, 12/20/2013 f	1,006,580
	Bunge Limited Finance Corporation:
3,938,000	5.875%, 05/15/2013	4,062,394
3,550,000	5.350%, 04/15/2014	3,748,601
1,520,000	5.100%, 07/15/2015	1,632,866
125,000	Bunge N.A. Finance L.P.,
	5.900%, 04/01/2017	142,493
5,324,000	Cadbury Schweppes U.S. Finance LLC,
	5.125%, 10/01/2013 (Acquired 09/03/2010 through 02/07/2012, Cost $5,525,672) *	5,537,519
	Computer Sciences Corporation:
7,617,000	5.500%, 03/15/2013 @	7,787,072
1,000,000	2.500%, 09/15/2015	1,014,883
3,000,000	ConAgra Foods Inc.,
	1.350%, 09/10/2015	3,020,913
	COX Communications Inc.:
1,424,000	5.450%, 12/15/2014	1,566,121
2,000,000	7.250%, 11/15/2015	2,309,888
1,535,000	CRH America, Inc.,
	6.000%, 09/30/2016	1,712,405
	Daimler Finance North America LLC:
1,750,000	6.500%, 11/15/2013	1,862,889
3,600,000	2.300%, 01/09/2015 (Acquired 01/04/2012, Cost $3,595,464) *	3,693,316
	Deutsche Telekom International Finance B.V.: f
550,000	5.250%, 07/22/2013	570,215
400,000	5.750%, 03/23/2016	455,673
4,275,000	3.125%, 04/11/2016 (Acquired 03/14/2012 through 07/16/2012, Cost $4,401,893) *	4,495,598
375,000	Devon Energy Corporation,
	2.400%, 07/15/2016	391,486
400,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
	3.500%, 03/01/2016	425,650
3,455,000	EnCana Holdings Finance Corp.,
	5.800%, 05/01/2014 f	3,703,186
	Express Scripts, Inc.:
5,000,000	6.250%, 06/15/2014	5,446,635
3,000,000	3.125%, 05/15/2016 @	3,199,155
515,000	FBG Finance Limited,
	5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $561,557) * f	571,327
282,894	Federal Express Corp. 1998 Pass Through Trust,
	6.845%, 01/15/2019	320,377
2,355,000	Federal Express Corp. 2012 Pass Through Trust,
	2.625%, 01/15/2018	2,378,320

3,291,000	FedEx Corporation,
	7.375%, 01/15/2014	3,569,333
1,435,000	Fiserv, Inc.,
	3.125%, 06/15/2016	1,508,957
	Ford Motor Credit Company LLC:
4,000,000	2.750%, 05/15/2015	4,079,348
500,000	2.500%, 01/15/2016	506,119
2,125,000	France Telecom,
	4.375%, 07/08/2014 f	2,248,518
	Freeport-McMoRan Copper & Gold Inc.:
3,500,000	1.400%, 02/13/2015 @	3,525,211
2,000,000	2.150%, 03/01/2017	2,022,572
6,500,000	Georgia-Pacific LLC,
	8.250%, 05/01/2016 (Acquired 04/27/2011 through 06/19/2012, Cost $6,969,107) *	6,994,624
1,000,000	Gilead Sciences, Inc.,
	2.400%, 12/01/2014	1,033,989
7,120,000	Glencore Funding LLC,
	6.000%, 04/15/2014 (Acquired 01/12/2010 through 02/27/2012, Cost $7,321,362) *	7,482,600
475,000	Hewlett-Packard Company,
	4.750%, 06/02/2014	500,749
2,550,000	Highmark Inc.,
	6.800%, 08/15/2013 (Acquired 05/08/2012 through 09/25/2012, Cost $2,658,361) *	2,642,631
5,639,000	HP Enterprise Services, LLC,
	Series B, 6.000%, 08/01/2013	5,877,485
	Hutchison Whampoa International Ltd.: f
2,699,000	6.500%, 02/13/2013 (Acquired 07/26/2010 through 01/19/2012, Cost $2,740,931) *	2,751,925
4,950,000	4.625%, 09/11/2015 (Acquired 09/24/2012, Cost $5,373,686) *	5,357,365
3,000,000	Hyundai Capital Services Inc.,
	4.375%, 07/27/2016 (Acquired 05/11/2012, Cost $3,147,175) * f	3,233,880
2,034,000	Ingersoll-Rand Global Holding Company Limited,
	9.500%, 04/15/2014 f	2,290,050
3,000,000	International Business Machines Corporation,
	0.750%, 05/11/2015 @	3,019,545
6,491,000	Johnson Controls Inc.,
	5.500%, 01/15/2016	7,439,316
	Laboratory Corporation of America Holdings:
6,025,000	5.500%, 02/01/2013	6,111,579
400,000	5.625%, 12/15/2015	450,713
5,000,000	Lafarge North America Inc.,
	6.875%, 07/15/2013 @	5,142,747
903,000	Marathon Petroleum Corporation,
	3.500%, 03/01/2016	957,501
3,013,000	Nabisco, Inc.,
	7.550%, 06/15/2015	3,533,116
4,700,000	National Oilwell Varco Inc.,
	Series B, 6.125%, 08/15/2015	4,764,117
	Noble Holding International Limited: f
4,552,000	3.450%, 08/01/2015	4,815,242
1,000,000	2.500%, 03/15/2017	1,031,449
400,000	PCCW-HKT Capital No. 2 Limited,
	6.000%, 07/15/2013 (Acquired 06/18/2012, Cost $411,999) * f	413,507
732,000	Pearson Dollar Finance PLC,
	5.700%, 06/01/2014 (Acquired 06/20/2011 through 08/24/2012, Cost $777,167) * f	784,869
4,426,000	Pearson Dollar Finance Two PLC,
	5.500%, 05/06/2013 (Acquired 05/31/2011 through 06/15/2011, Cost $4,527,781) * f	4,546,471
5,000,000	Petrohawk Energy Corporation,
	7.875%, 06/01/2015	5,208,610
2,075,000	Plum Creek Timberlands, L.P.,

	5.875%, 11/15/2015	2,286,413
7,300,000	POSCO,
	8.750%, 03/26/2014 (Acquired 03/19/2009 through 04/28/2011, Cost $7,748,504) * @ f	8,067,478
1,452,000	PPG Industries, Inc.,
	1.900%, 01/15/2016	1,500,681
4,000,000	Reed Elsevier Capital Inc.,
	7.750%, 01/15/2014	4,335,784
2,332,000	Rio Tinto Alcan, Inc.,
	5.200%, 01/15/2014 f	2,459,938
2,000,000	SABMiller Holdings Inc,
	1.850%, 01/15/2015 (Acquired 01/10/2012, Cost $1,999,880) *	2,046,954
1,214,000	SABMiller PLC,
	6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,391,465) * f	1,421,501
875,000	Southwestern Bell Telephone, L.P.,
	7.000%, 07/01/2015	1,007,526
5,952,000	Staples, Inc.,
	9.750%, 01/15/2014	6,584,930
2,249,000	TCI Communications, Inc.,
	8.750%, 08/01/2015	2,719,086
	Telecom Italia Capital, SA: f
120,000	5.250%, 11/15/2013	123,750
5,075,000	4.950%, 09/30/2014	5,239,938
175,000	5.250%, 10/01/2015	184,187
	Telefonica Emisiones S.A.U.: f
2,000,000	2.582%, 04/26/2013	2,002,500
3,870,000	6.421%, 06/20/2016 @	4,087,687
1,020,000	Telefonica Moviles Chile SA,
	2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,395) * f	1,024,049
500,000	Teva Pharmaceutical Finance Company, LLC,
	5.550%, 02/01/2016	570,455
4,500,000	Teva Pharmaceutical Finance III BV,
	0.876%, 03/21/2014 f	4,523,819
1,400,000	The ADT Corporation,
	2.250%, 07/15/2017 (Acquired 06/27/2012, Cost $1,398,544) *	1,440,942
1,400,000	The Interpublic Group of Companies, Inc.,
	10.000%, 07/15/2017	1,555,750
300,000	Time Warner Cable, Inc.,
	5.850%, 05/01/2017 @	357,347
3,600,000	Time Warner, Inc.,
	3.150%, 07/15/2015	3,841,844
	Toyota Motor Credit Corporation:
3,000,000	0.875%, 07/17/2015	3,014,634
400,000	2.050%, 01/12/2017	415,960
4,000,000	Transocean Inc.,
	5.050%, 12/15/2016 @ f	4,469,828
	Tyco Electronics Group S.A.: f
1,655,000	5.950%, 01/15/2014	1,764,023
1,000,000	1.600%, 02/03/2015	1,014,960
5,924,000	Union Pacific Railroad Co. 2004 Pass Through Trust,
	5.214%, 09/30/2014 (Acquired 10/22/2010 through 03/29/2012, Cost $6,270,415) *	6,340,813
700,000	United Technologies Corporation,
	1.200%, 06/01/2015	712,599
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,531,659
3,690,000	Valero Energy Corporation,
	4.750%, 04/01/2014	3,869,935
3,400,000	Valspar Corp.,
	5.100%, 08/01/2015	3,716,968

	Viacom Inc.:
1,000,000	1.250%, 02/27/2015	1,010,435
1,500,000	6.250%, 04/30/2016	1,758,990
3,000,000	Vivendi SA,
	2.400%, 04/10/2015 (Acquired 04/03/2012, Cost $2,999,820) * @ f	3,039,834
	Volkswagen International Finance N.V.: f
3,000,000	1.625%, 08/12/2013 (Acquired 08/05/2010, Cost $2,991,000) *	3,029,430
2,260,000	0.982%, 04/01/2014 (Acquired 03/23/2011 through 12/15/2011, Cost $2,256,347) *	2,268,728
341,000	Vulcan Materials Co.,
	5.600%, 11/30/2012	343,131
3,000,000	Walgreen Co.,
	0.899%, 03/13/2014	3,003,795
3,700,000	Waste Management, Inc.,
	5.000%, 03/15/2014	3,921,353
2,000,000	Weyerhaeuser Company,
	7.250%, 07/01/2013 @	2,088,196
3,731,000	Wm. Wrigley Jr. Company,
	3.700%, 06/30/2014 (Acquired 03/15/2012 through 08/30/2012, Cost $3,844,710) * @	3,848,034
1,000,000	Woodside Finance Limited,
	8.125%, 03/01/2014 (Acquired 09/14/2012, Cost $1,081,126) * f	1,091,253
6,100,000	Xerox Corporation,
	8.250%, 05/15/2014	6,766,523
450,000	Xstrata Canada Corporation,
	6.000%, 10/15/2015 f	501,198
5,000,000	Yara International ASA,
	5.250%, 12/15/2014 (Acquired 09/25/2012, Cost $5,403,372) * f	5,391,720
		324,996,993
Utility - 13.0%
6,239,000	Ameren Corporation,
	8.875%, 05/15/2014	6,940,070
2,000,000	Appalachian Power Company,
	0.810%, 08/16/2013	2,001,280
2,137,000	Beaver Valley Funding Corporation Debentures,
	9.000%, 06/01/2017	2,195,383
100,000	Commonwealth Edison Company,
	6.150%, 09/15/2017	122,574
5,923,000	Consolidated Natural Gas, Series A,
	5.000%, 03/01/2014	6,237,790
250,000	Constellation Energy Group Inc.,
	4.550%, 06/15/2015	272,474
	DCP Midstream, LLC:
3,640,000	9.700%, 12/01/2013 (Acquired 07/29/2010 through 03/14/2012, Cost $3,950,010) *	3,942,695
1,708,000	5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,849,451) *	1,834,619
125,000	Dominion Resources, Inc.,
	Series C, 5.150%, 07/15/2015	139,356
500,000	Duke Energy Corp.,
	6.300%, 02/01/2014	536,657
5,286,000	El Paso Pipeline Partners Operating Co LLC,
	4.100%, 11/15/2015	5,618,378
4,000,000	Enel Finance International,
	5.700%, 01/15/2013 (Acquired 03/10/2010 through 03/31/2010, Cost $4,035,832) * @ f	4,034,696
	Energy Transfer Partners, L.P.:
3,150,000	8.500%, 04/15/2014	3,470,780
2,500,000	5.950%, 02/01/2015	2,744,555
350,000	6.125%, 02/15/2017	401,977
1,000,000	9.700%, 03/15/2019	1,321,403
	Enterprise Products Operating LLC:
2,630,000	6.125%, 02/01/2013	2,673,503

2,774,000	9.750%, 01/31/2014	3,089,867
950,000	3.700%, 06/01/2015	1,015,678
3,000,000	1.250%, 08/13/2015	3,029,754
1,759,000	Exelon Corporation,
	4.900%, 06/15/2015	1,933,442
4,750,000	Exelon Generation Company, LLC,
	5.350%, 01/15/2014	5,007,094
1,000,000	Florida Gas Transmission Company, LLC,
	4.000%, 07/15/2015 (Acquired 09/12/2012, Cost $1,064,249) *	1,049,475
3,276,108	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 04/02/2009 through 07/28/2011, Cost $3,273,455) *	3,322,727
250,000	Kinder Morgan Energy Partners, L.P.,
	6.000%, 02/01/2017	293,612
1,058,403	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 05/31/2011 through 05/29/2012, Cost $1,071,401) *	1,065,770
7,461,000	National Grid PLC,
	6.300%, 08/01/2016 f	8,678,628
2,000,000	National Rural Utilities Cooperative Finance Corporation,
	0.537%, 08/09/2013	1,999,634
2,750,000	Nevada Power Company,
	7.375%, 01/15/2014	2,978,863
	Nisource Finance Corp.:
194,000	6.150%, 03/01/2013	198,108
5,775,000	5.400%, 07/15/2014	6,190,933
2,000,000	Northeast Utilities,
	1.129%, 09/20/2013	2,011,838
6,562,000	Nustar Pipeline Operating Partnership L.P.,
	5.875%, 06/01/2013	6,722,369
2,000,000	ONEOK, Inc.,
	5.200%, 06/15/2015	2,175,166
	ONEOK Partners L.P.:
2,032,000	6.150%, 10/01/2016	2,370,184
1,000,000	2.000%, 10/01/2017	1,018,539
3,745,000	Pacific Gas and Electric Company,
	6.250%, 12/01/2013	3,985,800
1,100,000	Pennsylvania Electric Co.,
	5.125%, 04/01/2014	1,163,926
2,745,000	PG&E Corporation,
	5.750%, 04/01/2014	2,940,480
4,635,000	Plains All American Pipeline,
	5.625%, 12/15/2013	4,907,830
	PPL Energy Supply, LLC:
738,000	6.300%, 07/15/2013	770,213
5,137,000	Series A, 5.700%, 10/15/2015	5,605,150
350,000	6.200%, 05/15/2016	395,643
1,205,000	PSEG Power LLC,
	5.320%, 09/15/2016	1,370,359
	Rockies Express Pipeline LLC:
4,000,000	6.250%, 07/15/2013 (Acquired 05/06/2011 through 05/13/2011, Cost $4,133,606) * @	4,080,000
2,000,000	3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,196) *	1,970,000
2,100,000	Sempra Energy,
	2.000%, 03/15/2014	2,133,503
3,000,000	Southwestern Public Service Company,
	5.600%, 10/01/2016	3,380,409
	Spectra Energy Capital LLC:
1,300,000	5.500%, 03/01/2014	1,376,271
5,814,000	5.668%, 08/15/2014	6,293,126
5,000,000	System Energy Resources, Inc.,

	6.200%, 10/01/2012	5,000,000
5,090,000	Trans-Allegheny Interstate Line Company,
	4.000%, 01/15/2015 (Acquired 01/19/2010 through 06/19/2012, Cost $5,199,370) *	5,332,523
500,000	Union Electric Company,
	4.750%, 04/01/2015	540,817
650,000	Vectren Utility Holdings, Inc.,
	5.250%, 08/01/2013	673,026
3,809,000	Veolia Environnement,
	5.250%, 06/03/2013 f	3,903,162
6,000,000	Williams Partners L.P.,
	3.800%, 02/15/2015	6,361,710
		160,823,819
Finance - 36.3%
3,722,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 12/29/2011 through 09/13/2012, Cost $3,712,795) * f	3,798,673
5,650,000	ABN AMRO Bank N.V.,
	3.000%, 01/31/2014 (Acquired 01/27/2011 through 04/28/2011, Cost $5,651,554) * f	5,731,592
	AEGON N.V.: f
6,722,000	4.750%, 06/01/2013	6,898,607
950,000	4.625%, 12/01/2015	1,039,514
3,920,000	Allstate Corporation,
	7.500%, 06/15/2013	4,113,762
1,200,000	American Express Credit Corporation,
	2.750%, 09/15/2015	1,264,194
3,000,000	American International Group, Inc.,
	5.600%, 10/18/2016 @	3,417,816
2,700,000	Ameriprise Financial, Inc.,
	5.650%, 11/15/2015	3,066,611
4,275,000	AmSouth Bank,
	4.850%, 04/01/2013	4,333,781
7,678,000	ANZ National (Int'l) LTD,
	6.200%, 07/19/2013 (Acquired 05/25/2010 through 06/09/2011, Cost $7,911,627) * f	7,980,905
	AON Corporation:
3,600,000	7.375%, 12/14/2012 @	3,644,809
2,877,000	3.500%, 09/30/2015	3,049,232
100,000	3.125%, 05/27/2016	105,925
1,708,000	Arden Realty Limited Partnership,
	5.250%, 03/01/2015	1,849,117
5,165,000	ASIF Global Financing XIX,
	4.900%, 01/17/2013 (Acquired 05/26/2011 through 09/28/2011, Cost $5,209,682) *	5,190,825
1,500,000	Banco Santander-Chile,
	2.506%, 02/14/2014 (Acquired 02/09/2012, Cost $1,500,000) * f	1,477,932
5,000,000	Bank of America Corporation,
	5.750%, 12/01/2017	5,752,780
	Barclays Bank PLC: f
4,005,000	5.200%, 07/10/2014 @	4,275,077
2,475,000	5.000%, 09/22/2016	2,748,767
2,000,000	BB&T Corporation,
	2.050%, 04/28/2014 @	2,043,442
425,000	BNP Paribas SA,
	3.250%, 03/11/2015 f	442,972
850,000	Canadian Imperial Bank of Commerce,
	2.350%, 12/11/2015 f	893,928
1,654,000	Capital One Bank USA NA,
	6.500%, 06/13/2013	1,719,776
5,715,000	Capital One Financial Corporation,
	7.375%, 05/23/2014	6,289,843
2,790,000	CDP Financial Inc.,

	3.000%, 11/25/2014 (Acquired 11/20/2009 through 06/25/2010, Cost $2,790,353) * @ f	2,927,062
	Cie de Financement Foncier SA: f
5,500,000	2.250%, 03/07/2014 (Acquired 03/01/2011 through 12/14/2011, Cost $5,494,314) *	5,594,160
1,000,000	2.500%, 09/16/2015 (Acquired 06/19/2012, Cost $1,006,440) *	1,034,080
	Citigroup, Inc.:
3,075,000	6.500%, 08/19/2013	3,227,821
7,350,000	6.010%, 01/15/2015	8,055,034
	CNA Financial Corporation:
2,125,000	5.850%, 12/15/2014	2,305,430
525,000	6.500%, 08/15/2016	604,810
	Comerica Bank:
4,100,000	5.700%, 06/01/2014	4,392,605
825,000	5.750%, 11/21/2016	948,468
	Commonwealth Bank of Australia: f
1,500,000	1.119%, 03/17/2014 (Acquired 03/20/2012, Cost $1,499,505) *	1,506,378
4,401,000	3.500%, 03/19/2015 (Acquired 08/30/2010 through 07/18/2012, Cost $4,514,495) *	4,632,493
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect,
	3.375%, 01/19/2017 f	1,061,410
800,000	Countrywide Financial Corporation,
	6.250%, 05/15/2016	872,330
	Credit Suisse: f
6,221,000	5.000%, 05/15/2013	6,387,238
1,000,000	5.500%, 05/01/2014	1,067,974
375,000	Credit Suisse (USA), Inc.,
	5.125%, 08/15/2015	415,250
	Deutsche Bank Aktiengesellschaft: f
5,400,000	4.875%, 05/20/2013	5,545,125
400,000	6.000%, 09/01/2017	476,917
3,177,000	Dresdner Bank AG,
	7.250%, 09/15/2015 f	3,363,731
	Fifth Third Bancorp:
4,027,000	6.250%, 05/01/2013 @	4,157,326
4,955,000	0.479%, 05/17/2013	4,948,554
550,000	3.625%, 01/25/2016	593,311
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	1,007,934
1,500,000	First Hawaiian Capital Trust I,
	Series B, 8.343%, 07/01/2027	1,515,000
1,125,000	First Tennessee Bank,
	5.650%, 04/01/2016	1,215,271
8,615,000	FMR LLC,
	4.750%, 03/01/2013 (Acquired 10/04/2010 through 05/30/2012, Cost $8,718,910) *	8,745,112
	General Electric Capital Corporation:
2,000,000	5.900%, 05/13/2014	2,163,272
800,000	4.750%, 09/15/2014	860,370
5,000,000	4.875%, 03/04/2015	5,457,175
2,350,000	4.375%, 09/21/2015	2,584,309
5,000,000	2.300%, 04/27/2017 @	5,139,700
175,000	5.625%, 09/15/2017	206,091
5,980,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/07/2010 through 01/17/2012, Cost $6,072,429) *	6,100,359
787,000	GMAC Inc.,
	7.500%, 12/31/2013 @	830,285
5,720,000	Goldman Sachs Group LP,
	8.000%, 03/01/2013 (Acquired 04/16/2009 through 06/15/2012, Cost $5,820,087) *	5,868,285
	HSBC Finance Corporation:
2,200,000	6.375%, 11/27/2012	2,218,953
1,451,000	4.750%, 07/15/2013	1,493,207

1,950,000	5.000%, 06/30/2015	2,104,820
395,000	5.500%, 01/19/2016	436,695
221,000	6.676%, 01/15/2021	256,298
1,500,000	HSBC USA Capital Trust II,
	8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,532,040) *	1,515,195
400,000	HSBC USA Inc.,
	2.375%, 02/13/2015	411,776
	ING Bank N.V.: f
205,000	2.650%, 01/14/2013 (Acquired 04/12/2011, Cost $205,429) *	205,882
3,805,000	2.000%, 10/18/2013 (Acquired 10/13/2010 through 08/13/2012, Cost $3,805,028) *	3,842,468
1,200,000	2.375%, 06/09/2014 (Acquired 02/24/2012, Cost $1,191,968) *	1,206,480
1,085,000	4.000%, 03/15/2016 (Acquired 03/08/2012, Cost $1,105,838) *	1,147,333
7,385,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	7,514,577
6,050,000	Irish Life & Permanent Group Holdings PLC,
	3.600%, 01/14/2013 (Acquired 01/07/2010 through 02/28/2012, Cost $6,037,559) * f	6,034,875
	J.P. Morgan Chase & Co.:
723,000	5.125%, 09/15/2014	775,784
125,000	3.400%, 06/24/2015	132,668
5,700,000	3.450%, 03/01/2016	6,077,625
1,446,000	Jefferson-Pilot Corp.,
	4.750%, 01/30/2014	1,507,397
2,500,000	Kemper Corporation,
	6.000%, 11/30/2015	2,627,263
	Key Bank NA:
5,400,000	5.800%, 07/01/2014	5,808,888
4,200,000	7.413%, 05/06/2015	4,658,401
774,000	KeyCorp,
	6.500%, 05/14/2013	801,444
5,000,000	Kookmin Bank,
	7.250%, 05/14/2014 (Acquired 05/26/2009 through 12/15/2011, Cost $5,235,628) * f	5,457,455
3,188,000	Liberty Mutual Group Inc.,
	5.750%, 03/15/2014 (Acquired 09/03/2009 through 10/05/2010, Cost $3,086,993) *	3,349,067
	Lloyds TSB Bank PLC: f
5,110,000	4.375%, 01/12/2015 (Acquired 01/05/2010 through 02/24/2012, Cost $5,184,011) *	5,411,439
300,000	4.875%, 01/21/2016	328,011
6,357,000	M&I Marshall & Ilsley Bank,
	4.850%, 06/16/2015	6,852,452
4,000,000	Macquarie Bank Limited,
	3.450%, 07/27/2015 (Acquired 07/19/2012, Cost $3,995,160) * f	4,093,748
5,285,000	Manulife Financial Corp.,
	3.400%, 09/17/2015 @ f	5,533,839
	Marsh & McLennan Companies, Inc.:
5,240,000	4.850%, 02/15/2013	5,314,162
1,585,000	5.750%, 09/15/2015 @	1,773,879
	Massmutual Global Funding II:
2,550,000	2.875%, 04/21/2014 (Acquired 10/24/2011, Cost $2,594,874) *	2,639,765
3,000,000	2.300%, 09/28/2015 (Acquired 11/22/2011, Cost $2,996,460) * @	3,129,981
2,000,000	3.125%, 04/14/2016 (Acquired 01/19/2012, Cost $2,078,238) *	2,133,982
3,166,000	Mercantile Bankshares Corporation Subordinated Notes,
	Series B, 4.625%, 04/15/2013	3,227,227
	Metropolitan Life Global Funding I:
3,242,000	5.125%, 04/10/2013 (Acquired 10/25/2010 through 03/17/2011, Cost $3,303,581) *	3,320,116
3,173,000	5.200%, 09/18/2013 (Acquired 10/21/2010 through 09/23/2011, Cost $3,281,947) *@	3,306,599
2,300,000	3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012, Cost $2,316,747) *@	2,448,654
	Monumental Global Funding III:
350,000	0.473%, 01/25/2013 (Acquired 07/28/2009, Cost $345,518) *	349,469
1,265,000	5.500%, 04/22/2013 (Acquired 09/23/2009 through 03/16/2010, Cost $1,276,875) *	1,292,746

	Morgan Stanley:
2,600,000	2.875%, 01/24/2014 @	2,634,590
75,000	4.750%, 04/01/2014	77,639
1,000,000	4.000%, 07/24/2015	1,040,186
400,000	4.750%, 03/22/2017	428,865
3,516,000	Morgan Stanley Dean Witter & Co.,
	6.750%, 10/15/2013	3,677,490
	National Australia Bank Limited: f
800,000	5.350%, 06/12/2013 (Acquired 01/31/2012, Cost $819,173) *	825,750
500,000	3.750%, 03/02/2015 (Acquired 03/14/2012, Cost $519,965) *	529,528
2,000,000	2.000%, 03/09/2015	2,043,582
	National City Bank of Cleveland:
475,000	4.625%, 05/01/2013	485,712
250,000	5.800%, 06/07/2017	292,556
1,000,000	Nomura Holdings Inc.,
	5.000%, 03/04/2015 f	1,055,700
	Nordea Bank AB: f
110,000	3.700%, 11/13/2014 (Acquired 07/16/2012, Cost $114,506) *	115,359
3,000,000	2.250%, 03/20/2015 (Acquired 03/14/2012, Cost $2,993,610) *	3,054,000
1,000,000	North Fork Capital Trust II,
	8.000%, 12/15/2027	1,007,500
450,000	PNC Funding Corp.,
	4.250%, 09/21/2015	493,226
	Principal Life Income Funding Trusts:
1,380,000	5.300%, 12/14/2012	1,393,510
2,050,000	5.100%, 04/15/2014	2,181,465
1,450,000	Protective Life Corporation,
	4.300%, 06/01/2013	1,483,714
	Prudential Financial Inc.:
2,578,000	5.150%, 01/15/2013	2,612,102
1,370,000	4.500%, 07/15/2013	1,412,385
4,019,000	6.200%, 01/15/2015	4,448,760
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.200%, 05/13/2014 (Acquired 05/06/2009, Cost $998,170) * f	1,051,832
2,500,000	Regions Financial Corporation,
	5.750%, 06/15/2015	2,684,325
1,600,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010, Cost $1,597,579) * f	1,597,456
1,500,000	Scotland International Finance No. 2 B.V.,
	4.250%, 05/23/2013 (Acquired 03/16/2012, Cost $1,502,343) * f	1,508,637
	SLM Corporation:
2,000,000	5.375%, 01/15/2013	2,025,344
4,765,000	5.000%, 10/01/2013	4,937,731
5,000,000	Societe Generale SA,
	2.200%, 09/14/2013 (Acquired 09/07/2010, Cost $4,994,350) * f	5,030,330
1,875,000	SouthTrust Corporation,
	5.800%, 06/15/2014	2,019,009
5,000,000	Sovereign Bank,
	5.125%, 03/15/2013	5,018,855
	Sumitomo Mitsui Banking Corporation: f
4,000,000	2.150%, 07/22/2013 (Acquired 07/14/2010, Cost $3,998,480) *	4,051,148
2,000,000	1.350%, 07/18/2015 @	2,020,432
	SunTrust Bank:
6,000,000	0.768%, 04/01/2015	5,839,272
2,396,000	5.000%, 09/01/2015	2,615,464
488,000	SUSA Partnership, L.P.,
	8.200%, 06/01/2017	599,687
	Svenska Handelsbanken AB: f

4,850,000	4.875%, 06/10/2014 (Acquired 09/20/2011 through 12/13/2011, Cost $5,041,445) *@	5,138,090
175,000	3.125%, 07/12/2016	185,500
3,350,000	The Bear Stearns Companies LLC,
	5.300%, 10/30/2015	3,736,691
4,050,000	The Dai-ichi Mutual Life Insurance Company,
	5.730%, 03/17/2014 (Acquired 03/02/2011, Cost $4,185,509) * f	4,181,082
	The Goldman Sachs Group, Inc.:
2,000,000	5.125%, 01/15/2015	2,150,480
225,000	3.700%, 08/01/2015	237,318
	The Hartford Financial Services Group, Inc.:
3,000,000	4.000%, 03/30/2015	3,163,266
500,000	7.300%, 11/01/2015	573,732
3,000,000	5.500%, 10/15/2016	3,329,601
1,175,000	5.375%, 03/15/2017	1,310,539
5,740,000	The NASDAQ OMX Group Inc.,
	4.000%, 01/15/2015	6,006,922
	The Royal Bank of Scotland Group PLC: f
1,000,000	3.400%, 08/23/2013	1,019,107
3,000,000	4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011, Cost $3,008,772) *	3,187,500
2,000,000	2.550%, 09/18/2015	2,024,064
	UBS AG: f
1,000,000	2.250%, 08/12/2013	1,012,977
5,375,000	Series 001, 2.250%, 01/28/2014	5,459,973
575,000	3.875%, 01/15/2015	609,427
6,275,000	UFJ Finance Aruba A.E.C.,
	6.750%, 07/15/2013 f	6,565,784
	Union Bank, National Association:
1,200,000	3.000%, 06/06/2016	1,278,666
3,150,000	2.125%, 06/16/2017	3,222,872
750,000	UnitedHealth Group, Inc.,
	4.750%, 02/10/2014	789,565
8,005,000	WEA Finance LLC,
	7.500%, 06/02/2014 (Acquired 12/14/2011 through 09/13/2012, Cost $8,626,811) *	8,820,509
150,000	Wells Fargo & Company,
	3.676%, 06/15/2016	163,278
5,250,000	Wells Fargo Bank NA,
	4.750%, 02/09/2015	5,678,222
	Westpac Banking Corporation: f
720,000	3.000%, 08/04/2015	759,995
2,000,000	2.000%, 08/14/2017	2,023,946
6,650,000	Willis North America, Inc.,
	5.625%, 07/15/2015	7,203,619
		449,807,036
Residential Mortgage-Backed Securities - 1.3%
U.S. Government Agency Issues - 0.2%
	Federal Home Loan Mortgage Corporation (FHLMC):
731,629	Series 3124, Class VP, 6.000%, 06/15/2014	734,858
117,849	Series 2910, Class BD, 4.500%, 11/15/2018	119,346
15,815	Series 5, Class B, 1.013%, 05/15/2019	15,965
	Federal National Mortgage Association (FNMA):
100,022	5.500%, 07/01/2015	108,559
1,318,652	Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	1,360,295
648,767	Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	672,412
		3,011,435
Non-U.S. Government Agency Issues - 1.1%
2,075,816	Banc of America Mortgage Securities Inc,
	Series 2003-10, Class 3A1, 5.000%, 01/25/2019	2,166,338
	Bank of America Alternative Loan Trust:

302,710	Series 2003-4, Class 2A1, 5.000%, 06/25/2018	312,999
1,313,669	Series 2004-2, Class 5A1, 5.500%, 03/25/2019	1,353,780
	Countrywide Alternative Loan Trust:
3,038,826	Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	3,175,100
554,829	Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	522,032
218,165	Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	180,596
1,489,874	Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,008,896
20,785	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.250%, 12/25/2020	20,820
3,891,160	HSI Asset Securitization Corp Trust,
	Series 2005-NC1, Class 2A3, 0.577%, 07/25/2035	3,837,026
105,937	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.810%, 05/25/2036	105,814
132,933	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	134,657
	Washington Mutual, Inc. Pass-Thru Certificates:
237,842	Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	244,579
213,351	Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	222,107
		13,284,744
Asset Backed Securities - 3.0%
20,412	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.230%, 04/15/2028	20,243
5,425,525	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-WFH3, Class A3, 0.367%, 10/25/2036	5,321,800
	Countrywide Asset-Backed Certificates:
371,329	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	352,763
2,200,875	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	1,436,071
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	954,766
346,303	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	320,776
	Green Tree Financial Corporation:
38,858	Series 1996-3, Class A5, 7.350%, 05/15/2027	40,212
32,752	Series 1998-2, Class A5, 6.240%, 12/01/2028	33,991
697,924	Series 1997-5, Class A6, 6.820%, 05/15/2029	753,149
397,950	Series 1998-3, Class A5, 6.220%, 03/01/2030	436,373
4,000,000	J.P. Morgan Mortgage Acquisition Corp.,
	Series 2007-CH1, Class AV4, 0.347%, 08/25/2033	3,904,792
1,998,426	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	905,403
	Residential Asset Mortgage Products, Inc.:
94,640	Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	93,016
1,131,695	Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	1,151,871
	Soundview Home Equity Loan Trust:
675,140	Series 2005-OPT2, Class A5, 0.587%, 08/25/2035	670,866
3,054,490	Series 2005-OPT4, Class 2A3, 0.477%, 12/25/2035	2,962,198
7,587,258	Specialty Underwriting & Residential Finance,
	Series 2006-BC1, Class A2C, 0.417%, 12/25/2036	7,360,809
	Springleaf Mortgage Loan Trust:
4,304,417	Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $4,304,367) *	4,335,478
3,855,195	Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $3,854,758) *	3,872,061
2,740,671	Wells Fargo Home Equity Trust,
	Series 2005-2, Class AI1B, 0.507%, 08/25/2035	2,721,492
		37,648,130
Commercial Mortgage Backed Securities - 6.0%
10,000,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	11,091,930
9,413,000	Commercial Mortgage Trust,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	10,453,466

5,808,250	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.100%, 08/15/2038	6,442,499
	GE Capital Commercial Mortgage Corporation:
29,644	Series 2004-C3, Class A3, 4.865%, 07/10/2039	29,720
7,180,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	7,634,049
11,023,178	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	11,435,236
8,774,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,684,776
9,650,000	Morgan Stanley Capital I Trust,
	Series 2005-HQ7, Class A4, 5.383%, 11/14/2042	10,770,317
2,607,589	RBSCF Trust,
	Series 2010-MB1, Class A1, 2.367%, 04/15/2024 (Acquired 04/09/2010, Cost $2,607,534) *	2,663,817
3,868,259	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	3,894,122
		74,099,932
	Total Long-Term Investments (Cost $1,197,001,039)	1,211,664,557

Shares
SHORT-TERM INVESTMENTS - 0.8%
Money Market Mutual Fund - 0.8%
9,742,342	Short-Term Investments Trust - Liquid Assets Portfolio, 0.17% «	9,742,342
	Total Short-Term Investments (Cost $9,742,342)	9,742,342

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 6.0%
	Commercial Paper - 0.1%
$786,530	Atlantic East Funding LLC, 0.566%, 03/25/2013 † **	563,129
	Total Commercial Paper (Cost $786,530)	563,129
Shares
	Investment Companies - 5.9%
73,465,102	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	73,465,102
	Total Investment Companies (Cost $73,465,102)	73,465,102

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $74,251,632)	74,028,231
	Total Investments (Cost $1,280,995,013) - 104.5%	1,295,435,130

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α †	223,401
	Total (Cost $0)	223,401
	Liabilities in Excess of Other Assets - (4.5)%	(55,955,482)
	TOTAL NET ASSETS - 100.0%	$1,239,703,049

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Obligations	$-	$98,025,833	$-	$98,025,833
Taxable Municipal Bonds	-	26,552,798	-	26,552,798
Other Government Related Securities	-	23,413,837	-	23,413,837
Corporate Debt Securities	-	935,627,848	-	935,627,848
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	3,011,435	-	3,011,435
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues		13,284,744	-	13,284,744
Asset Backed Securities	-	37,648,130	-	37,648,130
Commercial Mortgage Backed Securities	-	74,099,932	-	74,099,932
Total Fixed Income	-	1,211,664,557	-	1,211,664,557

Short-Term Investments
Money Market Mutual Fund	9,742,342	-	-	9,742,342
Total Short-Term Investments	9,742,342	-	-	9,742,342

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	563,129	-	563,129
Money Market Mutual Fund	73,465,102	-	-	73,465,102
Total Investments Purchased with
Cash Proceeds from Securities Lending	73,465,102	563,129	-	74,028,231

Total Investments	$83,207,444	$1,212,227,686	$-	$1,295,435,130

Asset Relating to Securities Lending Investments	$-	$223,401	$-	$223,401

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.2%
U.S. Treasury Securities - 23.3%
	U.S. Treasury Bonds:
$12,150,000	2.375%, 03/31/2016	$12,988,156
57,625,000	2.375%, 07/31/2017	62,505,146
5,075,000	3.875%, 05/15/2018	5,950,833
12,375,000	9.125%, 05/15/2018	18,098,438
51,125,000	2.250%, 07/31/2018	55,342,812
5,000,000	2.625%, 08/15/2020	5,527,735
10,000,000	7.875%, 02/15/2021	15,259,380
10,000,000	6.250%, 08/15/2023	14,510,940
		190,183,440
U.S. Government Agency Securities - 5.1%
	Federal Home Loan Mortgage Corporation (FHLMC):
5,050,000	1.250%, 05/12/2017	5,169,816
8,900,000	1.000%, 06/29/2017	9,001,398
5,500,000	1.000%, 07/28/2017	5,572,221
	Federal National Mortgage Association (FNMA):
3,325,000	2.375%, 04/11/2016	3,544,393
6,700,000	1.375%, 11/15/2016 @	6,908,263
7,000,000	1.250%, 01/30/2017 @	7,185,682
4,625,000	0.875%, 08/28/2017 @	4,648,292
		42,030,065
Taxable Municipal Bonds - 4.1%
	Alaska Municipal Bond Bank Authority:
1,000,000	4.309%, 08/01/2018	1,128,340
1,340,000	4.459%, 08/01/2019	1,525,000
3,375,000	California Qualified School Construction Bonds,
	5.955%, 03/01/2019	3,839,501
2,500,000	California School Finance Authority,
	4.426%, 07/01/2020	2,799,000
	California State:
900,000	5.450%, 04/01/2015	993,249
500,000	5.500%, 03/01/2016	563,585
2,000,000	Central Valley Support Joint Power Agency,
	5.326%, 09/01/2022	2,202,840
2,500,000	Contra Costa County California Pension Obligation,
	5.140%, 06/01/2017	2,796,625
1,465,000	Dallas Independent School District,
	4.950%, 02/15/2022 (Callable 02/15/2021)	1,745,152
1,000,000	Davie Florida Water & Sewer Revenue,
	6.062%, 10/01/2025 (Callable 10/01/2020)	1,142,580
3,000,000	Government Development Bank for Puerto Rico,
	4.704%, 05/01/2016	3,084,780
5,000,000	Illinois State,
	3.636%, 02/01/2014	5,139,800
2,500,000	Michigan State Housing Development Authority,
	4.625%, 12/01/2015	2,600,850
2,100,000	North East Independent School District Texas,
	5.240%, 08/01/2027	2,472,246
1,185,000	Tobacco Settlement Authority Iowa,
	6.500%, 06/01/2023 (Callable 06/01/2015)	1,162,604
		33,196,152
Other Government Related Securities - 2.0%
3,250,000	KFW,

	4.875%, 06/17/2019 f	3,963,050
2,000,000	Korea Development Bank,
	3.875%, 05/04/2017 f	2,176,164
300,000	Korea Electric Power Corporation,
	6.750%, 08/01/2027 f	371,068
1,000,000	Korea Hydro & Nuclear Power Co., Ltd.,
	6.250%, 06/17/2014 (Acquired 06/10/2009, Cost $989,350) * f	1,081,078
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	359,396
3,800,000	Petrobras International Finance Company,
	3.875%, 01/27/2016 f	4,019,678
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f	3,166,750
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,581,127
		16,718,311
Corporate Bonds - 52.7%
Industrials - 17.4%
	Ameritech Capital Funding Debentures,
704,100	9.100%, 06/01/2016	824,627
2,508,000	6.450%, 01/15/2018	2,896,951
	Anadarko Petroleum Corporation:
2,000,000	6.375%, 09/15/2017	2,411,236
1,000,000	6.950%, 06/15/2019 @	1,252,771
	Anglo American Capital PLC: * f
1,200,000	9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,342,325)	1,339,200
2,000,000	9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,660,026)	2,624,000
2,000,000	Aristotle Holding, Inc.,
	2.650%, 02/15/2017 (Acquired 02/06/2012, Cost $1,980,500) *	2,095,806
	BP Capital Markets PLC: f
2,500,000	4.750%, 03/10/2019	2,903,880
1,000,000	3.245%, 05/06/2022 @	1,058,178
2,000,000	British Telecommunications PLC,
	5.950%, 01/15/2018 f	2,395,038
	Bunge Limited Finance Corporation:
1,925,000	5.350%, 04/15/2014	2,032,692
1,085,000	5.100%, 07/15/2015	1,165,566
1,300,000	3.200%, 06/15/2017	1,362,942
500,000	Comcast Cable Communications LLC,
	8.875%, 05/01/2017	655,487
550,000	Comcast Cable Holdings, LLC,
	7.875%, 08/01/2013	582,935
4,136,000	Computer Sciences Corporation,
	5.500%, 03/15/2013 @	4,228,349
3,650,000	ConAgra Foods, Inc.,
	5.875%, 04/15/2014	3,923,560
2,300,000	Daimler Finance North America LLC,
	2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,290,287
	Deutsche Telekom International Finance B.V.: f
2,200,000	3.125%, 04/11/2016 (Acquired 04/04/2011, Cost $2,197,778) *	2,313,525
1,300,000	6.000%, 07/08/2019 @	1,573,638
	Donnelley (R.R.) & Sons Co.:
1,000,000	8.600%, 08/15/2016	1,085,000
875,000	6.125%, 01/15/2017 @	861,875
1,000,000	7.625%, 06/15/2020 @	992,500
1,000,000	D.R. Horton, Inc.,
	6.500%, 04/15/2016	1,112,500
453,415	Federal Express Corporation 1995 Pass-Through Certificates,
	Series B2, 7.110%, 01/02/2014	476,086
2,250,000	FedEx Corporation,
	7.375%, 01/15/2014	2,440,291
1,000,000	Fiserv, Inc.,

	4.750%, 06/15/2021	1,094,029
3,000,000	Ford Motor Credit Co. LLC,
	2.500%, 01/15/2016 @	3,036,714
2,000,000	Freeport-McMoRan Copper & Gold Inc.,
	2.150%, 03/01/2017	2,022,572
2,000,000	Georgia-Pacific LLC,
	8.250%, 05/01/2016 (Acquired 10/13/2011, Cost $2,131,825) *	2,152,192
3,456,000	Glencore Funding LLC,
	6.000%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010, Cost $3,465,584) *	3,632,004
1,460,000	GTE Corporation,
	6.840%, 04/15/2018	1,844,827
1,375,000	Hanson Australia Funding,
	5.250%, 03/15/2013 f	1,399,104
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	702,000
3,500,000	Hewlett-Packard Co.,
	3.300%, 12/09/2016	3,648,431
795,000	Highmark Inc.,
	6.800%, 08/15/2013 (Acquired 08/14/2003 through 05/23/2012, Cost $806,453) *	823,879
392,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	496,819
	Hutchison Whampoa International Ltd.: * f
1,000,000	6.500%, 02/13/2013 (Acquired 09/25/2012, Cost $1,020,377)	1,019,609
2,800,000	7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011, Cost $3,128,122)	3,592,518
1,195,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,448,630
1,275,000	Ingredion Incorporated,
	1.800%, 09/25/2017	1,278,506
1,625,000	Johnson Controls Inc.,
	5.500%, 01/15/2016 @	1,862,408
2,000,000	Kraft Foods Group Inc,
	3.500%, 06/06/2022 (Acquired 05/30/2012, Cost $1,982,000) * @	2,113,182
1,675,000	Laboratory Corporation of America Holdings,
	5.500%, 02/01/2013	1,699,070
	Lafarge SA: f
1,000,000	6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) *	1,080,000
625,000	6.500%, 07/15/2016	689,062
180,000	Limited Brands, Inc.,
	5.250%, 11/01/2014 @	190,350
75,000	Martin Marietta Materials, Inc.,
	6.600%, 04/15/2018	84,201
1,625,000	Masco Corporation,
	6.125%, 10/03/2016	1,788,542
215,000	Medco Health Solutions, Inc.,
	2.750%, 09/15/2015	224,898
825,000	Nabors Industries, Inc.,
	6.150%, 02/15/2018	968,892
700,000	PCCW-HKT Capital II Limited,
	6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $696,731) * f	723,637
925,000	Pearson Dollar Finance PLC,
	5.700%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007, Cost $925,354) * f	991,808
4,000,000	Petrohawk Energy Corporation,
	7.250%, 08/15/2018	4,544,332
2,045,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,253,357
3,000,000	POSCO,
	5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,978,166) * f @	3,422,973
450,000	Rio Tinto Alcan, Inc.,
	5.000%, 06/01/2015 f	496,420
	Rio Tinto Financial USA Ltd.: f
1,800,000	6.500%, 07/15/2018	2,242,260
1,000,000	9.000%, 05/01/2019	1,367,404

500,000	3.500%, 11/02/2020	527,480
2,000,000	Schneider Electric SA,
	2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,019,520
500,000	Sprint Nextel Corporation,
	6.000%, 12/01/2016	515,000
1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.750%, 01/15/2017	1,299,844
3,498,000	TCI Communications, Inc.,
	8.750%, 08/01/2015	4,229,152
1,000,000	Teck Resources Limited,
	3.150%, 01/15/2017 f	1,039,775
	Telecom Italia Capital, SA: f
1,360,000	4.950%, 09/30/2014	1,404,200
2,225,000	5.250%, 10/01/2015 @	2,341,812
	Telefonica Emisiones S.A.U.: f
2,725,000	6.421%, 06/20/2016	2,878,281
1,000,000	6.221%, 07/03/2017	1,045,000
1,000,000	Time Warner Cable, Inc.,
	5.850%, 05/01/2017 @	1,191,156
	Time Warner, Inc.:
1,000,000	4.700%, 01/15/2021	1,148,563
2,000,000	4.750%, 03/29/2021	2,309,672
2,375,000	Toyota Motor Credit Corporation,
	2.050%, 01/12/2017	2,469,763
500,000	Tyco Electronics Group S.A.,
	6.550%, 10/01/2017 f	604,658
	United AirLines, Inc. Pass-Through Certificates:
134,658	Series 1991-A, Class A-2, 10.020%, 03/22/2014	72,379
48,704	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	1,461
	Vale Overseas Limited: f
1,500,000	6.250%, 01/23/2017 @	1,734,696
2,425,000	4.375%, 01/11/2022	2,549,065
2,300,000	Valero Energy Corporation,
	4.750%, 04/01/2014	2,412,155
	Verizon Communications, Inc.:
1,000,000	5.550%, 02/15/2016	1,157,027
375,000	5.500%, 04/01/2017	447,307
500,000	Viacom Inc.,
	6.250%, 04/30/2016	586,330
	Vulcan Materials Co.:
69,000	5.600%, 11/30/2012	69,431
2,000,000	7.000%, 06/15/2018	2,197,500
125,000	Waste Management, Inc.,
	5.000%, 03/15/2014	132,478
3,000,000	Xerox Corporation,
	8.250%, 05/15/2014	3,327,798
611,000	Xstrata Canada Corp.,
	6.000%, 10/15/2015 f	680,515
		142,225,568
Utility - 8.8%
4,500,000	Ameren Corporation,
	8.875%, 05/15/2014	5,005,661
2,065,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	2,149,578
1,150,000	Centrais Eletricas Brasileiras SA,
	5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,152,298) * f @	1,279,375
1,765,000	DCP Midstream, LLC,
	9.700%, 12/01/2013 (Acquired 04/03/2012 through 08/06/2012, Cost $1,926,800) *	1,911,774
	Dominion Resources, Inc.:
1,000,000	Series C, 5.150%, 07/15/2015	1,114,849
800,000	6.000%, 11/30/2017 @	973,065
1,411,000	DTE Energy Company,

	7.625%, 05/15/2014	1,561,239
3,000,000	El Paso Pipeline Partners Operating Co LLC,
	4.100%, 11/15/2015	3,188,637
2,000,000	Enel Finance International,
	5.700%, 01/15/2013 (Acquired 03/31/2010, Cost $2,017,786) * f	2,017,348
	Energy Transfer Partners, L.P.:
2,084,000	8.500%, 04/15/2014	2,296,224
1,336,000	5.950%, 02/01/2015	1,466,690
778,000	9.700%, 03/15/2019	1,028,052
3,824,000	Enterprise Products Operating LLC,
	9.750%, 01/31/2014	4,259,427
1,000,000	Exelon Corporation,
	4.900%, 06/15/2015	1,099,171
2,585,000	Exelon Generation Company, LLC,
	5.350%, 01/15/2014	2,724,913
2,500,000	Kinder Morgan Finance,
	5.700%, 01/05/2016 f @	2,698,713
81,549	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $81,549) *	82,116
3,800,000	National Grid PLC,
	6.300%, 08/01/2016 f	4,420,156
2,000,000	National Rural Utilities Corporation,
	10.375%, 11/01/2018	2,959,536
2,000,000	Nisource Finance Corp.,
	4.450%, 12/01/2021	2,224,126
4,000,000	Nustar Pipeline Operating Partnership LP,
	5.875%, 06/01/2013	4,097,756
1,775,000	PPL Energy Supply, LLC,
	Series A, 5.700%, 10/15/2015	1,936,761
	PSE&G Power LLC:
1,000,000	5.000%, 04/01/2014	1,060,109
144,000	5.320%, 09/15/2016	163,760
220,000	5.125%, 04/15/2020	253,119
1,575,000	Public Service Company of New Mexico,
	7.950%, 05/15/2018	1,923,910
626,033	RGS (I&M) Funding Corporation Debentures,
	9.820%, 12/07/2022	765,982
	Rockies Express Pipeline LLC:
3,000,000	3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,294) *	2,955,000
1,000,000	5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) * @	950,000
2,000,000	Sempra Energy,
	2.000%, 03/15/2014	2,031,908
	Spectra Energy Capital LLC:
1,500,000	5.500%, 03/01/2014	1,588,005
2,700,000	5.668%, 08/15/2014	2,922,504
2,500,000	Trans-Allegheny Interstate Line Company,
	4.000%, 01/15/2015 (Acquired 01/19/2010, Cost $2,490,650) *	2,619,118
575,000	Vectren Utility Holdings, Inc.,
	5.250%, 08/01/2013	595,369
2,000,000	West Penn Power Company,
	5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,200,626) *	2,262,070
1,000,000	Williams Partners L.P.,
	5.250%, 03/15/2020	1,158,819
		71,744,840
Finance - 26.5%
	AEGON N.V.: f
1,725,000	4.750%, 06/01/2013	1,770,321
595,000	4.625%, 12/01/2015	651,064
200,000	Ally Financial Inc.,
	6.750%, 12/01/2014	213,552
3,000,000	American International Group, Inc.,
	4.875%, 06/01/2022	3,380,871

630,000	AmSouth Bancorp,
	6.750%, 11/01/2025	646,551
2,239,000	ANZ National (Int' l) LTD,
	3.125%, 08/10/2015 (Acquired 02/28/2012, Cost $2,276,055) * f	2,336,714
425,000	AON Corporation,
	3.500%, 09/30/2015	450,443
2,000,000	ASIF Global Financing XIX,
	4.900%, 01/17/2013 (Acquired 05/02/2012, Cost $2,022,014) *	2,010,000
1,000,000	Associates Corporation of North America,
	6.950%, 11/01/2018	1,202,417
1,700,000	Australia and New Zealand Banking Group Limited,
	3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,802,000
835,000	Bank of America Corporation Subordinated Notes,
	10.200%, 07/15/2015	970,992
2,500,000	Banponce Trust I,
	Series A, 8.327%, 02/01/2027	1,825,000
	Barclays Bank PLC: f
2,390,000	5.000%, 09/22/2016	2,654,365
2,000,000	6.750%, 05/22/2019	2,443,182
2,322,000	BB&T Corporation,
	6.850%, 04/30/2019 @	2,976,769
3,800,000	Berkshire Hathaway Finance Corporation,
	1.600%, 05/15/2017	3,888,396
	Capital One Financial Corporation:
1,000,000	7.375%, 05/23/2014	1,100,585
2,000,000	3.150%, 07/15/2016	2,123,790
1,000,000	CDP Financial Inc.,
	4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,149,181
3,500,000	Cie de Financement Foncier,
	2.250%, 03/07/2014 (Acquired 07/26/2011, Cost $3,520,761) * f	3,559,920
	Citigroup, Inc.:
200,000	5.500%, 10/15/2014	215,668
2,100,000	6.010%, 01/15/2015	2,301,438
1,800,000	4.450%, 01/10/2017	1,977,080
2,000,000	CNA Financial Corporation,
	6.500%, 08/15/2016	2,304,040
4,000,000	Commonwealth Bank of Australia,
	5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,314,749) * f	4,590,160
1,900,000	Countrywide Financial Corporation,
	6.250%, 05/15/2016	2,071,785
2,425,000	Credit Suisse New York,
	5.300%, 08/13/2019 f @	2,852,765
3,850,000	Deutsche Bank Aktiengesellschaft,
	3.250%, 01/11/2016 f	4,077,993
2,577,000	Dresdner Bank AG,
	7.250%, 09/15/2015 f @	2,728,466
2,000,000	ERP Operating Limited Partnership,
	5.200%, 04/01/2013	2,043,062
1,495,000	Fifth Third Bancorp,
	5.200%, 05/01/2013	1,543,383
1,800,000	Fifth Third Bank,
	4.750%, 02/01/2015	1,926,533
327,948	First National Bank of Chicago Pass-Through Certificates,
	Series 1993-A, 8.080%, 01/05/2018	364,147
1,546,000	FMR LLC,
	4.750%, 03/01/2013 (Acquired 02/26/2003 through 12/01/2009, Cost $1,548,697) *	1,569,349
	General Electric Capital Corporation:
2,000,000	5.625%, 09/15/2017	2,355,326
1,600,000	6.000%, 08/07/2019 @	1,946,066
2,300,000	5.500%, 01/08/2020	2,720,934
1,150,000	Genworth Financial, Inc.,
	5.750%, 06/15/2014 @	1,182,299
2,620,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 03/22/2011, Cost $2,668,965) *	2,672,733

	GMAC Inc.:
80,000	7.500%, 12/31/2013	84,400
96,000	8.000%, 12/31/2018	108,000
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,840,500
1,758,000	HSBC Finance Corporation,
	6.676%, 01/15/2021	2,038,784
1,000,000	HSBC Holdings PLC,
	5.250%, 12/12/2012 f	1,008,782
1,000,000	HSBC USA Inc.,
	2.375%, 02/13/2015	1,029,440
2,000,000	Humana Inc.,
	7.200%, 06/15/2018	2,423,898
	ING Bank N.V.: f
2,000,000	2.000%, 10/18/2013 (Acquired 10/28/2010, Cost $2,000,801) *	2,019,694
2,300,000	3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,336,356) *	2,362,560
1,567,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	1,594,495
4,075,000	Irish Life & Permanent Group Holdings PLC,
	3.600%, 01/14/2013 (Acquired 01/07/2010 through 08/10/2012, Cost $4,064,899) * f	4,064,813
	Istar Financial, Inc.:
1,050,000	5.950%, 10/15/2013	1,050,000
75,000	5.850%, 03/15/2017	71,250
2,000,000	Jefferies Group, Inc.,
	6.875%, 04/15/2021	2,152,500
	J.P. Morgan Chase & Co.:
1,725,000	3.450%, 03/01/2016	1,839,281
3,000,000	4.500%, 01/24/2022	3,327,750
	Key Bank NA:
2,000,000	5.800%, 07/01/2014	2,151,440
2,000,000	7.413%, 05/06/2015	2,218,286
2,600,000	Kookmin Bank,
	7.250%, 05/14/2014 (Acquired 06/12/2009, Cost $2,616,143) * f	2,837,877
1,000,000	Liberty Mutual Group Inc.,
	5.750%, 03/15/2014 (Acquired 09/03/2007 through 10/15/2010, Cost $989,593) *	1,050,523
2,900,000	Lloyds TSB Bank PLC,
	5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,905,814) * f	3,349,210
	M&I Marshall & Ilsley Bank:
1,925,000	4.850%, 06/16/2015	2,075,031
1,000,000	5.000%, 01/17/2017	1,121,285
1,650,000	Manulife Financial Corp.,
	4.900%, 09/17/2020 f @	1,824,011
	Marsh & McLennan Companies, Inc.:
3,000,000	4.850%, 02/15/2013	3,042,459
1,197,000	5.750%, 09/15/2015 @	1,339,643
3,800,000	MassMutual Global Funding II,
	2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,902,239
500,000	MBIA Insurance Corp.,
	14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) * @	255,000
	Merrill Lynch & Company:
1,000,000	5.700%, 05/02/2017	1,094,016
1,000,000	6.875%, 04/25/2018	1,198,114
3,000,000	MetLife Institutional Funding II,
	1.368%, 04/04/2014 (Acquired 03/29/2011, Cost $3,000,000) *	3,023,769
1,735,000	Monumental Global Funding III,
	5.250%, 01/15/2014 (Acquired 04/05/2011 through 12/05/2011, Cost $1,793,103) *	1,830,140
	Morgan Stanley:
100,000	4.750%, 04/01/2014 @	103,519
1,400,000	6.625%, 04/01/2018 @	1,608,516
2,400,000	Morgan Stanley Dean Witter & Co.,

	6.750%, 10/15/2013	2,510,232
1,725,000	National Australia Bank Ltd,
	3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $1,720,239) * f	1,823,946
2,320,000	Navigators Group Inc. Senior Unsecured Notes,
	7.000%, 05/01/2016	2,461,604
2,500,000	Nomura Holdings Inc.,
	5.000%, 03/04/2015 f	2,639,250
1,000,000	North Fork Capital Trust II,
	8.000%, 12/15/2027	1,007,500
1,585,000	Principal Life Income Funding Trusts,
	5.550%, 04/27/2015	1,758,399
1,225,000	Protective Life Secured Trust,
	4.300%, 06/01/2013 @	1,253,482
3,125,000	Prudential Financial Inc.,
	5.150%, 01/15/2013 @	3,166,337
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.200%, 05/13/2014 (Acquired 05/06/2009, Cost $1,996,340) * f	2,103,664
1,650,000	Regions Bank,
	7.500%, 05/15/2018	1,947,000
1,500,000	Regions Financial Corporation,
	5.750%, 06/15/2015	1,610,595
2,800,000	Royal Bank of Canada,
	1.200%, 09/19/2017 f	2,817,640
	SLM Corporation:
3,000,000	5.000%, 10/01/2013	3,108,750
250,000	5.375%, 05/15/2014	263,318
2,880,000	Sovereign Bank,
	8.750%, 05/30/2018	3,308,633
2,000,000	St. Paul Travelers, Inc.,
	6.250%, 06/20/2016	2,379,250
	SunTrust Bank:
2,200,000	3.600%, 04/15/2016	2,350,403
500,000	5.450%, 12/01/2017	552,689
1,406,000	7.250%, 03/15/2018	1,698,687
2,800,000	Susa Partnership LP,
	8.200%, 06/01/2017	3,440,828
1,500,000	Svenska Handelsbanken AB,
	2.875%, 04/04/2017 f	1,578,623
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 08/12/2011, Cost $1,059,349) *	1,081,805
3,800,000	Talent Yield Investments Ltd,
	4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f @	4,110,623
	The Bear Stearns Companies LLC:
1,150,000	6.400%, 10/02/2017	1,382,701
600,000	7.250%, 02/01/2018	748,712
	The Goldman Sachs Group, Inc.:
2,125,000	5.150%, 01/15/2014	2,231,259
2,700,000	6.150%, 04/01/2018	3,151,383
	The Hartford Financial Services Group, Inc.:
1,000,000	4.000%, 03/30/2015	1,054,422
2,600,000	6.300%, 03/15/2018	3,012,513
3,100,000	The Royal Bank of Scotland Group PLC,
	5.625%, 08/24/2020 f	3,533,783
1,050,000	UFJ Finance Aruba A.E.C.,
	6.750%, 07/15/2013 f	1,098,657
	Union Bank NA,
665,000	2.125%, 12/16/2013	676,891
1,800,000	2.125%, 06/16/2017	1,841,641
650,000	Unionbancal Corporation,
	5.250%, 12/16/2013	679,011
389,000	Wachovia Bank, NA,
	6.000%, 11/15/2017	469,103

500,000	WEA Finance LLC,
	7.500%, 06/02/2014 (Acquired 04/05/2012, Cost $540,320) *	550,938
1,015,000	Wells Fargo Bank NA,
	4.750%, 02/09/2015	1,097,789
3,000,000	Westpac Banking Corporation,
	3.000%, 08/04/2015 f	3,166,647
3,250,000	Willis Group Holdings Limited,
	5.750%, 03/15/2021 f	3,669,988
		216,979,261
Residential Mortgage-Backed Securities - 2.4%
U.S. Government Agency Issues - 0.5%
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Through Certificates:
300,186	6.000%, 06/01/2021	330,645
18,716	6.000%, 07/01/2028	20,972
	Federal Home Loan Mortgage Corporation (FHLMC):
1,076,424	Series R003, Class VA, 5.500%, 08/15/2016	1,087,230
1,032,048	Series R010, Class VA, 5.500%, 04/15/2017	1,059,347
48,552	Series R009, Class AJ, 5.750%, 12/15/2018	48,597
2,410	Series 74, Class F, 6.000%, 10/15/2020	2,633
18,880	Series 1395, Class G, 6.000%, 10/15/2022	21,059
	Federal National Mortgage Association (FNMA):
11,634	Series 1989-2, Class D, 8.800%, 01/25/2019	13,196
979	Series G-29, Class O, 8.500%, 09/25/2021	1,131
63,754	Series 1991-137, Class H, 7.000%, 10/25/2021	72,319
51,974	Series 1992-136, Class PK, 6.000%, 08/25/2022	57,495
34,849	Series 1993-32, Class H, 6.000%, 03/25/2023	38,269
5,460	Series 2004-90, Class YB, 4.000%, 07/25/2032	5,475
1,147,818	Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	1,189,652
192,273	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.000%, 02/20/2029	219,737
		4,167,757
Non-U.S. Government Agency Issues - 1.9%
	Bank of America Alternative Loan Trust:
206,001	Series 2003-11, Class 4A1, 4.750%, 01/25/2019	210,096
650,868	Series 2004-2, Class 5A1, 5.500%, 03/25/2019	670,741
761,086	Series 2004-11, Class 4A1, 5.500%, 12/25/2019	792,238
34,383	Series 2005-6, Class 7A1, 5.500%, 07/25/2020	35,809
448,545	Series 2006-2, Class 7A1, 6.000%, 03/25/2021	460,749
587,533	Series 2006-3, Class 6A1, 6.000%, 04/25/2036	602,979
717,575	Series 2006-4, Class 3CB4, 6.000%, 05/25/2046	630,099
431,857	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.500%, 10/25/2033	436,526
526,076	Citicorp Mortgage Securities, Inc.,
	Series 2004-5, Class 1A25, 5.500%, 10/25/2014	527,538
	Countrywide Alternative Loan Trust:
95,073	Series 2005-5R, Class A2, 4.750%, 12/25/2018	95,480
638,054	Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	600,337
534,463	Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $521,046) * §	514,467
942,395	Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	893,036
62,974	Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	63,248
100,444	Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035	90,747
	Credit Suisse First Boston Mortgage Securities Corporation:
9,700	Series 2005-11, Class 5A1, 5.250%, 12/25/2020	9,716
65,638	Series 2005-3, Class 3A27, 5.500%, 07/25/2035	68,775
	J.P. Morgan Alternative Loan Trust:
1,671,715	Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	1,679,748
878,461	Series 2006-A1, Class 2A1, 2.799%, 03/25/2036 §	603,287
158,905	Series 2006-S2, Class A2, 5.810%, 05/25/2036	158,721
278,749	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.000%, 08/25/2021	273,048
	Master Alternative Loans Trust:
865,047	Series 2004-1, Class 1A1, 5.000%, 01/25/2019	887,953

201,966	Series 2004-3, Class 1A1, 5.000%, 03/25/2019	209,749
180,704	Series 2005-3, Class 4A1, 5.500%, 03/25/2020	190,142
19,940	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	20,198
80,977	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.000%, 05/25/2019	82,132
163,901	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.000%, 06/25/2033	174,372
13,432	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.510%, 02/25/2035	13,444
	Washington Mutual, Inc. Pass-Through Certificates:
1,134,785	Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	1,176,427
1,485,560	Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,525,658
501,383	Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	522,491
570,822	Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	586,988
426,702	Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	444,214
		15,251,153
Asset Backed Securities - 2.4%
36,387	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.510%, 08/25/2027	36,632
4,359,342	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-WFH3, Class A3, 0.367%, 10/25/2036	4,276,000
3,923	Cityscape Home Equity Loan Trust,
	Series 1997-C, Class A4, 7.000%, 07/25/2028 † **	–
	Countrywide Asset-Backed Certificates:
1,050,960	Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	813,965
73,806	Series 2004-12, Class AF6, 4.634%, 03/25/2035	72,211
3,190,637	Series 2005-1, Class AF6, 5.030%, 07/25/2035	3,176,295
742,658	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	705,526
330,793	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	215,842
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	878,385
	Delta Funding Home Equity Loan Trust:
11,921	Series 1997-2, Class A6, 7.040%, 06/25/2027	12,734
2,037	Series 1999-1, Class A6F, 6.340%, 12/15/2028	2,020
538,268	Series 1999-2, Class A7F, 7.030%, 08/15/2030	531,741
5,887	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.700%, 09/25/2027	5,839
	Green Tree Financial Corporation:
36,136	Series 1993-4, Class A5, 7.050%, 01/15/2019	36,565
510,041	Series 1998-2, Class A5, 6.240%, 12/01/2028	529,340
726,923	Series 1998-3, Class A5, 6.220%, 03/01/2030	797,109
282,093	Series 1998-4, Class A5, 6.180%, 04/01/2030	292,399
13,159	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.020%, 06/20/2029	13,102
123,417	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.450%, 11/15/2017	121,025
28,854	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	28,359
2,970,909	Saxon Asset Securities Trust,
	Series 2005-4, Class A1B, 0.597%, 11/25/2037	2,524,099
4,304,417	Springleaf Mortgage Loan Trust,
	Series 2012-1, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $4,304,367) *	4,335,478
		19,404,666
Commercial Mortgage Backed Securities - 6.2%
4,250,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	4,714,070
5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.393%, 07/15/2044	6,275,606
4,000,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.100%, 08/15/2038 @ f	4,436,792
	Federal Home Loan Mortgage Corporation (FHLMC) Multifamily Structured Pass Through Certificates:
8,000,000	Series K708, Class A2, 2.130%, 01/25/2019	8,399,304

7,050,000	Series K-710, Class A2, 1.883%, 05/25/2019	7,286,316
	Federal Home Loan Mortgage Corporation (FHLMC) Pass-Through Certificates:
3,000,000	Series K705, Class A2, 2.303%, 09/25/2018	3,178,083
3,075,000	Series K706, Class A2, 2.323%, 10/25/2018	3,258,498
1,837,196	J.P. Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	1,905,873
5,000,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,519,020
5,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.469%, 12/15/2044	5,629,240
		50,602,802
	Total Long-Term Investments (Cost $762,894,917)	802,504,015
Shares
SHORT-TERM INVESTMENTS - 2.9%
Money Market Mutual Funds - 2.9%
7,983,841	Dreyfus Institutional Cash Advantage Fund, 0.13% «	7,983,841
16,004,838	Short-Term Investments Trust - Liquid Assets Portfolio, 0.17% «	16,004,838
	Total Short-Term Investments (Cost $23,988,679)	23,988,679
Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 7.1%
	Commercial Paper - 0.2%
$1,987,443	Atlantic East Funding LLC, 0.566%, 03/25/2013 † **	1,422,944
	Total Commercial Paper (Cost $1,987,443)	1,422,944
Shares
	Investment Companies - 6.9%
56,856,770	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	56,856,770
	Total Investment Companies (Cost $56,856,770)	56,856,770

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $58,844,213)	58,279,714
	Total Investments (Cost $845,727,809) - 108.2%	884,772,408

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α †	564,499
	Total (Cost $0)	564,499
	Liabilities in Excess of Other Assets - (8.3)%	(67,641,870)
	TOTAL NET ASSETS - 100.0%	$817,695,037

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$190,183,440	$-	$190,183,440
U.S. Government Agency Securities	-	42,030,065	-	42,030,065
Taxable Municipal Bonds	-	33,196,152	-	33,196,152
Other Government Related Securities	-	16,718,311	-	16,718,311
Corporate Bonds	-	430,948,208	1,461	430,949,669
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	4,167,757	-	4,167,757
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	15,251,153	-	15,251,153
Asset Backed Securities	-	19,404,666	-	19,404,666
Commercial Mortgage Backed Securities	-	50,602,802	-	50,602,802
Total Fixed Income	-	802,502,554	1,461	802,504,015

Short-Term Investments
Money Market Mutual Funds	23,988,679	-	-	23,988,679
Total Short-Term Investments	23,988,679	-	-	23,988,679

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,422,944	-	1,422,944
Money Market Mutual Fund	56,856,770	-	-	56,856,770
Total Investments Purchased with
Cash Proceeds from Securities Lending	56,856,770	1,422,944	-	58,279,714

Total Investments	$80,845,449	$803,925,498	$1,461	$884,772,408

Asset Relating to Securities Lending Investments	$-	$564,499	$-	$564,499

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,461
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2012	$1,461

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds - 97.1%
Alabama - 1.8%
$1,000,000	Alabama State Public School & College Authority,
	5.000%, 05/01/2019	$1,228,280
1,000,000	Camden Alabama Industrial Development Board Revenue,
	6.125%, 12/01/2024 (Pre-refunded to 12/01/2013)	1,067,580
1,080,000	Gulf Shores Alabama,
	5.000%, 12/15/2018 (Callable 12/15/2017)	1,225,508
	Montgomery Alabama Special Care Facility Revenue:
1,540,000	5.000%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,688,132
11,385,000	5.000%, 11/15/2021 (Pre-refunded to 11/15/2014)	12,505,512
3,985,000	5.250%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,398,205
		22,113,217
Alaska - 0.1%
1,000,000	Alaska State Housing Finance Corporation,
	5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,087,670
Arizona - 1.3%
2,375,000	Arizona School Facilities Board Revenue,
	5.750%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,596,516
1,000,000	Gila County Arizona Unified School District Bonds,
	5.250%, 07/01/2027 (Callable 07/01/2017)	1,147,840
1,860,000	Maricopa County Arizona University School District No. 48 Scottsdale,
	4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	2,101,186
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.000%, 07/01/2015 (Callable 07/01/2014)(Partially Pre-refunded)(Insured by NPFGC)	1,659,643
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,112,490
2,870,000	7.500%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,098,538
3,465,000	7.500%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,877,300
		15,593,513
California - 5.9%
6,410,000	Bakersfield California Certificates Participation,
	0.000%, 04/15/2021 (ETM) ^	5,487,152
2,450,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,685,053
1,130,000	Commerce Community Development Commission,
	0.000%, 08/01/2021^	705,482
3,000,000	Contra Costa County California Certificate Participation,
	0.000%, 11/01/2014 (ETM) ^	2,965,950
3,695,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.500%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,824,066
	Golden State Tobacco Securitization Corporation Revenue Bonds:
5,915,000	6.250%, 06/01/2033 (Pre-refunded to various dates)	6,148,879
875,000	5.000%, 06/01/2038 (Pre-refunded to 06/01/2013)	902,676
6,950,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	7,198,463
820,000	Mount Diablo California Hospital District Revenue,
	5.000%, 12/01/2013 (ETM)	841,681
3,725,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.600%, 06/01/2016 (ETM)	4,902,137
1,800,000	Port Oakland California Revenue,
	5.000%, 11/01/2017 (Insured by NPFGC)	2,094,444
	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue: (ETM) ^
6,865,000	0.000%, 01/01/2020	6,143,145
14,000,000	0.000%, 01/01/2023	11,262,300
17,295,000	San Marcos California Public Facilities Authority Revenue,
	0.000%, 09/01/2019 (ETM) ^	15,533,850
1,130,000	Woodside California Elementary School District Government School Bonds,
	5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,332,327
		72,027,605
Colorado - 5.1%
780,000	Colorado Educational & Cultural Facilities Authority,

	7.625%, 03/15/2032 (Pre-refunded to 03/15/2013)	801,817
8,640,000	Colorado Springs Colorado Utilities Revenue Bonds,
	5.875%, 11/15/2017 (ETM)	9,800,870
1,000,000	Conservatory Metropolitan District Colorado,
	6.750%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,079,920
1,330,000	County of El Paso Colorado Mortgage Revenue Bonds,
	0.000%, 09/01/2015 (ETM) ^	1,305,116
	Dawson Ridge Metropolitan District No. 1 Colorado: (ETM) ^
15,135,000	0.000%, 10/01/2022	12,090,292
12,745,000	0.000%, 10/01/2022	10,181,088
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.000%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,053,350
2,950,000	5.000%, 12/01/2022 (Pre-refunded to 12/01/2013)	3,107,382
1,500,000	5.000%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,580,025
5,065,000	5.000%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,335,218
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.250%, 12/01/2033 (Pre-refunded to 12/01/2014)	8,972,274
6,785,000	Regional Transportation District Colorado Sales Tax Revenue,
	5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	8,015,867
		63,323,219
Delaware - 0.0%
330,000	Delaware State Economic Development Authority Revenue,
	6.750%, 01/01/2013 (ETM)	335,270
Florida - 11.1%
4,040,000	Bartram Springs Community Development District Special Assessment,
	6.650%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,267,654
1,925,000	Brevard County Florida School Board,
	5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	2,141,716
	Broward County Florida School Board:
8,300,000	5.250%, 07/01/2022 (Callable 07/01/2021)	9,860,068
4,865,000	5.250%, 07/01/2023 (Callable 07/01/2021)	5,758,749
5,940,000	County of St. Lucie Florida,
	6.000%, 10/01/2020 (ETM)	7,785,499
1,825,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.750%, 05/01/2021 (ETM)	2,184,452
3,200,000	Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
	0.000%, 10/15/2018 (ETM) ^	2,936,384
13,800,000	Florida State Board of Education,
	5.000%, 06/01/2022 (Callable 06/01/2019)	16,753,062
2,500,000	Florida State Department of Management Services,
	5.000%, 08/01/2018	2,954,325
	Florida State Mid-Bay Bridge Authority Revenue: (ETM)
4,675,000	6.875%, 10/01/2022	6,445,750
3,175,000	6.875%, 10/01/2022	4,377,595
1,590,000	Florida State Municipal Power Agency Revenue,
	5.000%, 10/01/2017 (ETM)	1,931,977
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.000%, 10/01/2018 (ETM)	1,696,185
	Highlands County Florida Health Facilities Revenue:
9,800,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	10,382,316
5,010,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	5,279,889
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.500%, 07/01/2018 (Insured by NPFGC)	2,409,340
	Hillsborough County Industrial Development Authority:
2,060,000	5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,624,440
1,550,000	8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,213,989
2,000,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,086,120
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.500%, 10/01/2012 (ETM)	300,000
2,145,000	Laguna Lakes Community Development District Special Assessment Revenue Bonds,
	6.400%, 05/01/2033 (Pre-refunded to 05/01/2013)	2,223,164
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.250%, 10/01/2022 (ETM)	1,925,626
7,100,000	Miami-Dade County Florida,
	4.500%, 10/01/2020	8,393,833
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.000%, 08/01/2015 (Insured by NPFGC)	3,303,630

3,000,000	Miami-Dade County Florida School Board,
	5.000%, 05/01/2016 (Insured by NPFGC)	3,338,880
2,420,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.000%, 10/01/2013 (Insured by NPFGC)	2,534,345
4,220,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.250%, 10/01/2013 (ETM)	4,467,841
990,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.750%, 10/01/2017 (ETM)	1,139,757
1,000,000	Palm Beach County Florida Revenue,
	5.000%, 11/01/2018 (Callable 11/01/2017)	1,200,850
2,210,000	Pinellas County Housing Finance Authority,
	4.250%, 03/01/2027 (Callable 09/01/2019)	2,359,175
1,000,000	Sarasota County Florida School Board,
	5.000%, 07/01/2015 (Insured by NPFGC)	1,096,290
5,200,000	Seminole County Florida Water & Sewage Revenue,
	6.000%, 10/01/2019 (ETM)	6,341,660
3,000,000	Sunrise Florida Utility System Revenue,
	5.500%, 10/01/2018 (ETM)	3,552,630
		136,267,191
Georgia - 4.6%
8,445,000	Atlanta Georgia Water & Wastewater Revenue,
	5.500%, 11/01/2017 (Insured by AGM)	10,265,742
7,745,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
	6.375%, 10/01/2028 (Callable 11/01/2012)(ETM)	10,464,734
470,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (Callable 11/01/2012)(ETM)	486,530
	Georgia Municipal Electric Authority Power Revenue:
120,000	6.500%, 01/01/2017 (Insured by AGM)	137,562
7,350,000	6.500%, 01/01/2017 (Insured by AGM)	8,333,871
7,400,000	Gwinnett County Georgia School District,
	5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	9,039,470
2,310,000	Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
	5.750%, 06/15/2019 (Pre-refunded to 06/15/2014)	2,486,669
425,000	Richmond County Development Authority,
	0.000%, 12/01/2021 (ETM) ^	349,703
12,570,000	State of Georgia,
	5.000%, 07/01/2020 (Callable 07/01/2017)	14,906,763
		56,471,044
Illinois - 10.6%
2,360,000	Chicago Illinois,
	5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,659,767
	Chicago Illinois Board of Education:
4,345,000	5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	5,092,297
2,100,000	5.000%, 12/01/2017 (Insured by AMBAC)	2,470,524
1,625,000	6.000%, 01/01/2020 (Insured by NPFGC)	1,889,062
	Chicago Illinois Public Building Community Building Revenue: (ETM)
2,885,000	7.000%, 01/01/2015	3,103,423
1,555,000	7.000%, 01/01/2020	2,067,684
2,605,000	Cook County Illinois School District No. 097,
	9.000%, 12/01/2015 (Insured by NPFGC)	3,205,895
1,430,000	Cook County Illinois School District No. 100,
	8.100%, 12/01/2016 (ETM)	1,869,396
2,000,000	Cook County Illinois School District No. 159,
	0.000%, 12/01/2022 (ETM) ^	1,567,880
1,095,000	Dupage County Illinois Stormwater Project,
	5.600%, 01/01/2021	1,321,665
16,610,000	Illinois Development Financial Authority,
	0.000%, 07/15/2023 (ETM) ^	12,746,846
9,560,000	Illinois Finance Authority,
	0.000%, 07/15/2025 (ETM) ^	6,828,134
2,330,000	Illinois Finance Authority Revenue,
	5.500%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,549,369
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,

	5.250%, 02/01/2016 (Insured by NPFGC)	1,132,420
	Illinois State:
1,000,000	5.000%, 01/01/2019 (Insured by AGM)	1,163,770
5,000,000	4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,444,100
3,000,000	6.000%, 11/01/2026 (Insured by NPFGC)	3,701,970
2,100,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.500%, 01/01/2016 (Insured by AGM)	2,405,256
	Illinois State Toll Highway Authority Revenue Bonds:
1,065,000	5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,244,719
2,055,000	5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,401,781
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.000%, 01/01/2014 (Insured by AGM)	7,116,728
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.000%, 01/01/2013 (Insured by AGM) ^	2,124,292
	Kane McHenry Cook & De Kalb Counties Illinois School District No. 300: (Insured by AMBAC)
1,000,000	9.000%, 01/01/2015	1,155,470
6,140,000	7.000%, 01/01/2018	7,598,864
13,625,000	Kendall Kane & Will Counties Community Unit School District No. 308,
	0.000%, 02/01/2021^	10,528,446
	Lake County Illinois Community Consolidated School District: (Insured by NPFGC) ^
1,755,000	0.000%, 12/01/2012	1,747,910
1,920,000	0.000%, 12/01/2013	1,867,123
1,875,000	0.000%, 12/01/2014	1,770,544
1,050,000	Lake County Illinois Community High School District No. 124 Grant,
	5.000%, 12/01/2017	1,258,404
	McHenry & Kane Counties Illinois Community School District No. 158: (Insured by NPFGC) ^
1,870,000	0.000%, 01/01/2013	1,859,547
1,970,000	0.000%, 01/01/2016	1,794,886
	Metropolitan Pier & Exposition Authority Illinois: (ETM)
1,805,000	5.500%, 06/15/2016	2,124,503
2,000,000	5.500%, 12/15/2023	2,543,620
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.000%, 05/01/2014 (ETM)	2,147,520
4,705,000	Regional Transportation Authority Illinois,
	6.000%, 07/01/2022 (Insured by NPFGC)	6,130,615
2,734,000	Round Lake Illinois,
	6.700%, 03/01/2033 (Pre-refunded to 03/01/2013)	2,859,135
	Southern Illinois University Revenue: (Insured by NPFGC)
1,000,000	5.250%, 04/01/2018	1,173,430
1,390,000	5.250%, 04/01/2019	1,648,040
5,750,000	Village of Schaumburg IL,
	4.000%, 12/01/2024 (Callable 12/01/2022)	6,625,438
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.000%, 02/01/2013 (Insured by AMBAC)	962,740
	Winnebago County Illinois School District No. 122 Harlam-Loves Park: ^
155,000	0.000%, 01/01/2018 (ETM)	147,100
1,205,000	0.000%, 01/01/2018 (Insured by AGM)	1,056,688
		131,107,001
Indiana - 1.4%
1,990,000	Franklin Community Multi-School Building Corp,
	5.000%, 07/15/2020	2,370,846
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.000%, 01/15/2018 (ETM)	1,157,640
1,330,000	5.000%, 07/15/2018 (Insured by NPFGC)	1,567,538
1,115,000	Indiana State Office Building Commissions Facilities Revenue Bonds,
	5.250%, 07/01/2017	1,310,805
645,000	Indiana Toll Road Commission,
	9.000%, 01/01/2015 (ETM)	713,983
1,155,000	Indianapolis Local Public Improvement Bond Bank,
	5.500%, 01/01/2019 (Insured by NPFGC)	1,397,192
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.500%, 07/01/2018 (Insured by NPFGC)	4,193,451
1,000,000	Perry Township Multi School Building Corporation,
	5.000%, 07/10/2018 (Callable 07/10/2015)	1,117,720
1,650,000	Purdue University Indiana Revenue,
	5.000%, 07/01/2015	1,860,342
1,000,000	South Bend Indiana Community School Building Corporation,
	5.000%, 07/15/2017 (Insured by NPFGC)	1,180,710
		16,870,227
Iowa - 0.1%

1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.000%, 06/01/2015 (Callable 06/01/2014)(Insured by NPFGC)	1,087,891
90,000	Muscatine Iowa Electric Revenue,
	6.700%, 01/01/2013 (ETM)	91,437
		1,179,328
Kansas - 0.2%
1,865,000	Wyandotte County Kansas Revenue,
	5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	2,244,845
Kentucky - 1.3%
3,340,000	Jefferson County Kentucky School District Financial School Building Revenue Bonds,
	5.500%, 01/01/2018 (Insured by AGM)	4,060,238
1,035,000	Kentucky Economic Development Finance Authority Health System Revenue,
	5.800%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,100,940
8,435,000	Louisville & Jefferson County Metropolitan Government,
	6.125%, 02/01/2037 (Callable 02/01/2018)	10,823,876
		15,985,054
Louisiana - 2.9%
	Louisiana Public Facilities Authority Revenue:
1,545,000	5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,021,834
14,365,000	5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	19,431,248
	State of Louisiana:
1,775,000	5.000%, 11/15/2018	2,196,420
10,000,000	5.000%, 11/15/2020 (Callable 05/15/2020)	12,502,000
		36,151,502
Maine - 0.4%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.000%, 07/01/2035 (Pre-refunded to 07/01/2015)	4,884,323
Maryland - 0.1%
1,150,000	City of Baltimore MD,
	5.000%, 07/01/2024 (ETM)	1,480,257
Massachusetts - 3.0%
1,565,000	Massachusetts Department of Transportation,
	5.000%, 01/01/2020 (ETM)	1,847,623
	Massachusetts State:
5,820,000	5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,811,670
15,000,000	4.000%, 12/01/2022 (Callable 12/01/2019)	17,121,000
	Massachusetts State Obligations Tax Revenue:
1,000,000	5.250%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,060,660
1,845,000	5.750%, 01/01/2032 (Pre-refunded to 01/01/2014)	1,968,357
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.250%, 12/01/2015	4,416,528
3,295,000	6.500%, 07/15/2019	3,973,276
		37,199,114
Michigan - 2.6%
1,000,000	Detroit Michigan City School District,
	5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,088,960
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.000%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,459,043
1,550,000	Harper Creek Michigan Community School District,
	5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,693,669
1,390,000	Jenison Michigan Public Schools,
	5.250%, 05/01/2015 (Insured by NPFGC)	1,541,830
2,275,000	Lakeview Public School District,
	5.000%, 05/01/2017 (Insured by NPFGC)	2,591,339
	Livonia Michigan Public Schools School District:
4,295,000	5.000%, 05/01/2017 (Callable 05/01/2014)(Insured by NPFGC)	4,580,059
3,000,000	5.000%, 05/01/2022 (Callable 05/01/2014)(Insured by NPFGC)	3,157,290
7,000,000	Michigan Finance Authority,
	5.000%, 01/01/2019	8,600,340
4,000,000	Michigan State Housing Development Authority,
	4.750%, 06/01/2016	4,262,320
2,000,000	State of Michigan,
	0.000%, 06/01/2022 (ETM) ^	1,586,780
		31,561,630
Minnesota - 1.2%
	Minnesota State Housing Finance Agency Homeownership Finance Bond:
1,035,000	4.250%, 07/01/2028 (Callable 01/01/2020)	1,103,589

1,940,000	4.500%, 07/01/2034 (Callable 07/01/2021)	2,111,341
7,655,000	University of Minnesota,
	5.500%, 07/01/2021 (ETM)	9,517,385
1,555,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	1,713,579
		14,445,894
Mississippi - 0.2%
1,110,000	Mississippi Development Bank Special Obligations,
	5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,262,947
1,200,000	Mississippi Housing Financial Corporation,
	0.000%, 06/01/2015 (ETM) ^	1,181,016
		2,443,963
Missouri - 0.3%
1,000,000	St. Charles County Missouri Francis Howell School District,
	4.500%, 03/01/2018	1,182,160
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,140,200
		3,322,360
Nebraska - 1.0%
1,640,000	Nebraska Public Power District Revenue,
	5.000%, 01/01/2015 (Insured by NPFGC)	1,802,557
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.200%, 02/01/2017 (ETM)	10,232,445
		12,035,002
Nevada - 0.2%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.000%, 01/01/2017	2,366,291
New Hampshire - 0.6%
5,085,000	New Hampshire Housing Finance Authority Revenue Bonds,
	5.250%, 07/01/2028 (Callable 01/01/2021)	5,526,530
1,000,000	State of New Hampshire,
	5.000%, 07/01/2021 (Callable 07/01/2020)	1,251,660
		6,778,190
New Jersey - 2.8%
1,140,000	County of Hudson NJ,
	3.000%, 03/15/2021	1,192,919
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,464,110
6,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	6,570,960
460,000	New Jersey Sports & Exposition Authority State Contract Bonds,
	6.500%, 03/01/2013 (ETM)	471,882
9,610,000	New Jersey State Housing & Mortgage Finance Agency Bonds,
	4.500%, 10/01/2029 (Callable 04/01/2021)	10,049,177
	New Jersey State Transportation Trust Fund Authority:
2,595,000	5.500%, 12/15/2015 (Insured by AMBAC)	2,980,435
5,000,000	5.250%, 12/15/2020	6,150,950
	New Jersey State Turnpike Authority:
1,180,000	6.500%, 01/01/2016 (ETM)	1,313,989
100,000	6.500%, 01/01/2016 (ETM)	111,355
2,000,000	5.500%, 01/01/2025	2,634,380
		33,940,157
New Mexico - 0.3%
	New Mexico Mortgage Financial Authority:
1,355,000	4.625%, 09/01/2025 (Callable 03/01/2020)	1,426,734
1,085,000	4.500%, 09/01/2028 (Callable 03/01/2020)	1,165,105
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,126,370
		3,718,209
New York - 6.3%
	Cattaraugus-Little Valley Central School District:
1,520,000	3.125%, 06/15/2016	1,621,582
1,000,000	3.125%, 06/15/2017	1,069,700
	Churchville-Chili Central School District:
1,045,000	3.000%, 06/15/2017	1,124,242
1,070,000	3.000%, 06/15/2018	1,156,745
2,000,000	Long Island Power Authority and Electric System Revenue,
	5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,327,020

13,330,000	Metropolitan Transit Authority New York,
	6.000%, 04/01/2020 (ETM)	17,127,317
	New York, New York:
1,000,000	5.000%, 03/01/2016 (Callable 03/01/2015)(Insured by FGIC-TCRS)	1,107,200
5,000,000	5.000%, 08/01/2017	5,966,300
1,125,000	5.250%, 08/15/2021 (Callable 08/15/2018)	1,371,656
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.000%, 01/15/2015 (Insured by AGM)	5,208,061
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.000%, 12/15/2017	2,425,840
4,040,000	New York State Thruway Authority,
	5.000%, 03/15/2022 (Callable 03/15/2019)	4,862,100
	New York State University Dormitory Authority Revenues:
695,000	5.500%, 05/15/2013 (Insured by NPFGC)	717,511
5,290,000	5.250%, 05/15/2015	5,721,505
4,715,000	Suffolk County Water Authority,
	6.000%, 06/01/2017 (ETM)	5,528,385
	Susquehanna Valley Central School District:
1,155,000	3.125%, 06/15/2017	1,232,801
1,375,000	3.125%, 06/15/2019	1,465,296
175,000	TSASC Inc. New York,
	4.750%, 06/01/2022 (Callable 06/01/2016)	175,632
13,075,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	17,010,052
		77,218,945
North Carolina - 3.0%
5,500,000	North Carolina Eastern Municipal Power Agency,
	5.000%, 01/01/2021 (ETM)	6,993,800
	North Carolina Eastern Municipal Power Agency Power Systems Revenue:
4,560,000	5.000%, 01/01/2017 (ETM)	5,196,804
5,750,000	6.400%, 01/01/2021 (ETM)	7,139,430
6,425,000	4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	8,011,975
1,835,000	6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,514,849
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.250%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,127,613
		36,984,471
Ohio - 1.2%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.250%, 12/01/2016 (Callable 12/01/2013)(Insured by NPFGC)	1,057,450
2,000,000	Cincinnati Ohio City School District,
	5.000%, 12/01/2016 (Insured by AGM)	2,333,240
	Cleveland Municipal School District:
1,790,000	4.000%, 12/01/2017	1,971,148
1,865,000	4.000%, 12/01/2018	2,061,925
1,940,000	4.000%, 12/01/2019	2,132,332
2,015,000	5.000%, 12/01/2020	2,334,761
90,000	Miamisburg Ohio Water Revenue,
	7.000%, 11/15/2016 (Callable 11/01/2012)(ETM)	92,779
2,680,000	Ohio Housing Finance Agency,
	5.000%, 11/01/2028 (Callable 05/01/2020)	2,904,423
		14,888,058
Pennsylvania - 2.8%
1,275,000	Central Dauphin Pennsylvania School District,
	6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,538,593
1,380,000	Erie Pennsylvania Sewer Authority Revenue,
	5.125%, 06/01/2020 (ETM)	1,675,817
6,830,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.000%, 09/01/2019 (ETM)	8,780,170
	Pennsylvania Housing Finance Agency:
2,130,000	3.700%, 04/01/2018	2,209,385
1,760,000	3.750%, 10/01/2018	1,835,856
1,025,000	3.900%, 04/01/2019	1,072,898
1,675,000	3.900%, 10/01/2019 (Callable 04/01/2019)	1,760,325
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.000%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,295,260
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,132,481

2,660,000	Philadelphia Pennsylvania Gas Works,
	7.000%, 05/15/2020 (ETM)	3,216,419
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
600,000	7.250%, 09/01/2014 (Callable 10/17/2012)(ETM)	654,090
4,500,000	5.000%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,084,505
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,649,415
		34,905,214
Puerto Rico - 1.3%
6,000,000	Commonwealth of Puerto Rico,
	5.000%, 07/01/2021	6,232,080
	Puerto Rico Electric Power Authority: ^
5,010,000	0.000%, 07/01/2017	4,461,756
3,000,000	0.000%, 07/01/2017	2,628,870
1,625,000	Puerto Rico Public Building Authority,
	5.500%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,768,910
1,080,000	Puerto Rico Public Finance Corp.,
	6.000%, 08/01/2026 (ETM)	1,533,600
		16,625,216
South Carolina - 1.1%
6,375,000	Piedmont Municipal Power Agency South Carolina Electric Revenue,
	6.750%, 01/01/2020 (ETM)	8,721,956
	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue:
2,575,000	7.000%, 08/01/2030 (Pre-refunded to 08/01/2013)	2,715,724
2,430,000	6.375%, 08/01/2034 (Pre-refunded to 08/01/2013)	2,550,261
		13,987,941
South Dakota - 0.1%
850,000	Heartland Consumers Power District,
	7.000%, 01/01/2016 (ETM)	944,265
Tennessee - 0.9%
1,000,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	0.000%, 06/01/2021 (ETM) ^	846,740
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.500%, 08/15/2019 (ETM)	5,735,550
4,725,000	Tennessee Housing Development Agency,
	4.500%, 07/01/2028 (Callable 01/01/2020)	5,094,920
		11,677,210
Texas - 13.8%
2,010,000	Barbers Hill Independent School District,
	5.000%, 02/15/2019	2,479,576
2,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.000%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,355,541
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.000%, 01/01/2016 (ETM) ^	5,899,289
1,500,000	Central Texas Housing Finance Corporation,
	0.000%, 09/01/2016 (ETM) ^	1,451,055
	Conroe Independent School District:
1,000,000	5.000%, 02/15/2022 (Callable 02/15/2021)	1,242,230
2,680,000	5.000%, 02/15/2023 (Callable 02/15/2021)	3,289,566
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.000%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	1,720,170
2,410,000	Dallas Texas Independent School District,
	5.000%, 02/15/2020 (PSF Guaranteed)	3,009,487
3,105,000	Denton Independent School District,
	5.000%, 08/15/2023 (Callable 08/15/2022)	3,932,079
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.000%, 08/15/2018	1,650,973
1,625,000	Frisco Texas Independent School District,
	6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,950,894
1,000,000	Georgetown Texas Independent School District,
	5.000%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,104,730
	Harris County Texas:
1,525,000	5.000%, 10/01/2019	1,904,557
140,000	5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	180,198
5,005,000	5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,442,086
	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
5,475,000	5.500%, 10/01/2013	5,593,041

4,280,000	5.500%, 10/01/2019	5,215,908
10,960,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	12,062,905
825,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (Callable 10/01/2012)(ETM)	861,160
3,000,000	Houston Texas Utility System Revenue,
	5.250%, 05/15/2015 (Callable 05/15/2014)(Insured by NPFGC)	3,224,070
16,050,000	Houston Texas Water & Sewer System Revenue Bonds,
	5.500%, 12/01/2029 (ETM)	22,707,219
1,500,000	Humble Texas Independent School District,
	5.000%, 02/15/2021	1,885,830
1,000,000	Killeen Independent School District,
	4.000%, 02/15/2024 (Callable 02/15/2021)	1,134,390
	La Porte Independent School District/TX:
1,230,000	5.000%, 02/15/2018 (Pre-refunded to 02/15/2015)	1,365,300
85,000	5.000%, 02/15/2018 (Callable 02/15/2015)	93,754
6,760,000	Lamar Consolidated Independent School District,
	5.000%, 02/15/2021	8,528,889
3,425,000	Lubbock Texas,
	5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,990,844
1,730,000	Lubbock Texas Housing Finance Corp.,
	8.000%, 10/01/2021 (ETM)	2,575,174
1,000,000	Lubbock Texas Independent School District,
	4.000%, 02/15/2022 (Callable 02/15/2020)	1,145,190
1,735,000	Lufkin Texas Independent School District,
	5.000%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,886,327
1,250,000	Magnolia Texas Independent School District,
	5.000%, 08/15/2016 (PSF Guaranteed)	1,458,850
1,265,000	Mission Consolidation Independent School District,
	5.000%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,397,483
1,125,000	North Central Texas Health Facilities Revenue,
	5.750%, 02/15/2015 (ETM)	1,248,818
1,115,000	Pasadena Independent School District,
	5.000%, 02/15/2022 (Callable 02/15/2021)	1,391,944
1,210,000	Pearland Texas Waterworks & Sewage,
	5.250%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,294,095
2,035,000	Retama Texas Development Corporation Special Facilites Revenue,
	8.750%, 12/15/2018 (ETM)	2,967,010
1,295,000	Rockwall Texas Independent School District,
	5.000%, 02/15/2015 (PSF Guaranteed)	1,432,581
11,665,000	San Antonio Texas Electric & Gas Revenue,
	5.650%, 02/01/2019 (ETM)	14,322,170
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.000%, 08/15/2015 (ETM) ^	2,058,357
2,000,000	San Antonio Texas Independent School District,
	5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,263,800
1,020,000	Spring Texas Independent School District,
	5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,253,855
7,990,000	Tarrant County Texas Health Facilities Revenue,
	6.000%, 09/01/2024 (ETM)	10,343,454
1,800,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.000%, 09/15/2016 (ETM) ^	1,747,548
	Texas State:
6,285,000	5.000%, 10/01/2018	7,768,951
3,965,000	5.000%, 04/01/2020 (Callable 04/01/2016)	4,546,626
2,200,000	Tomball Hospital Authority,
	5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,475,924
1,225,000	University of Texas Revenue Bonds,
	5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,430,702
		170,284,600
Utah - 0.6%
	Granite School District Board of Education:
3,900,000	5.000%, 06/01/2022 (Callable 06/01/2021)	4,893,057
1,750,000	5.000%, 06/01/2023 (Callable 06/01/2021)	2,168,705
285,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (Callable 11/01/2012)(ETM)	314,281
		7,376,043

Virginia - 1.0%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.500%, 11/01/2018 (ETM)	1,330,863
1,500,000	Danville Industrial Development Authority,
	5.250%, 10/01/2028 (ETM)	1,939,425
7,775,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	8,838,076
		12,108,364
Washington - 3.6%
4,500,000	Snohomish County School District No. 201,
	4.000%, 12/01/2021 (Callable 12/01/2020)	5,189,130
3,605,000	Snohomish County Washington Public Utilities Revenue,
	6.800%, 01/01/2020 (Callable 11/01/2012)(ETM)	4,644,285
2,755,000	Thurston & Pierce Counties Washington Community Schools,
	4.250%, 12/01/2021 (Callable 12/01/2020)	3,183,651
6,505,000	University of Washington,
	5.000%, 07/01/2022	8,257,772
1,290,000	Walla Walla County School District No 250 College Place,
	5.000%, 12/01/2019	1,583,656
1,660,000	Washington Health Care Facilities Authority,
	6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	2,301,573
	Washington State:
1,500,000	5.000%, 07/01/2018 (Callable 07/01/2013)	1,554,570
10,000,000	5.000%, 01/01/2021	12,537,100
4,040,000	5.500%, 07/01/2023	5,269,089
		44,520,826
West Virginia - 0.7%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.000%, 12/01/2014 (ETM) ^	7,273,379
1,130,000	Ohio County Board of Education,
	5.250%, 06/01/2018 (ETM)	1,405,641
		8,679,020
Wisconsin - 1.6%
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,197,910
10,000,000	State of Wisconsin,
	5.000%, 05/01/2022	12,702,800
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.000%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,539,751
		19,440,461
	Total Municipal Bonds (Cost $1,118,919,858)	1,194,572,710

Shares
SHORT-TERM INVESTMENTS - 0.8%
Money Market Mutual Fund - 0.8%
10,165,493	Goldman Sachs Financial Square Funds, 0.02% «	10,165,493
	Total Short-Term Investments (Cost $10,165,493)	10,165,493

	Total Investments (Cost $1,129,085,351) - 97.9%	1,204,738,203
	Other Assets in Excess of Liabilities - 2.1%	26,341,407
	TOTAL NET ASSETS - 100.0%	$1,231,079,610

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets
(mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$-	$1,194,572,710	$-	$1,194,572,710
Total Fixed Income	-	1,194,572,710	-	1,194,572,710

Short-Term Investments
Money Market Mutual Fund	10,165,493	-	-	10,165,493
Total Short-Term Investments	10,165,493	-	-	10,165,493

Total Investments	$10,165,493	$1,194,572,710	$-	$1,204,738,203

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 96.9%
U.S. Treasury Securities - 13.0%
	U.S. Treasury Bonds:
$7,575,000	2.375%, 07/31/2017	$8,216,512
77,000,000	1.250%, 04/30/2019	78,443,750
33,825,000	5.250%, 11/15/2028 @	47,339,136
39,350,000	4.375%, 02/15/2038	51,800,576
		185,799,974
Taxable Municipal Bonds - 4.6%
5,000,000	Atlanta Independent School System,
	5.557%, 03/01/2026	5,768,600
	California Qualified School Construction Bonds:
2,500,000	5.041%, 07/01/2020	2,860,675
7,500,000	7.155%, 03/01/2027	8,768,625
2,000,000	California School Finance Authority,
	5.043%, 01/01/2021 (Callable 12/31/2015)	2,110,740
5,975,000	Contra Costa County California Pension Obligation,
	5.140%, 06/01/2017	6,683,934
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	784,610
2,580,000	Eaton Ohio Community City Schools,
	5.390%, 08/25/2027 (Callable 06/01/2020)	2,813,696
4,975,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	5,343,548
6,500,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	7,712,835
5,000,000	State Public School Building Authorities Revenue,
	5.000%, 09/15/2027	5,733,450
2,650,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	2,870,348
6,960,000	Tobacco Settlement Authority Iowa,
	6.500%, 06/01/2023 (Callable 06/01/2015)	6,828,456
2,000,000	West Contra Costa Unified School District,
	6.250%, 08/01/2030	2,210,320
4,000,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	4,479,520
		64,969,357
Other Government Related Securities - 2.2%
6,242,000	Corp Andina de Fomento,
	4.375%, 06/15/2022 @ f	6,769,493
2,165,000	Korea Electric Power Corporation,
	6.750%, 08/01/2027 f	2,677,876
2,600,000	Korea Gas Corp.,
	4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,587,026) * f	2,843,924
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	523,691
3,000,000	PEMEX Finance Ltd.,
	10.610%, 08/15/2017 f	3,622,669
2,800,000	PEMEX Project Funding Master Trust,
	5.750%, 03/01/2018	3,279,500
	Petrobras International Finance Company: f
5,000,000	3.500%, 02/06/2017	5,229,165
1,000,000	5.750%, 01/20/2020 @	1,139,798
1,600,000	The Export-Import Bank of Korea,
	4.000%, 01/11/2017 f	1,751,547
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	2,948,617
		30,786,280
Corporate Bonds - 34.3%

Industrials - 12.1%
4,200,000	Acuity Brands Lighting Inc.,
	6.000%, 12/15/2019	4,869,581
	Ameritech Capital Funding Corporation:
1,506,774	9.100%, 06/01/2016	1,764,702
2,989,000	6.450%, 01/15/2018	3,452,546
6,000,000	Anadarko Petroleum Corporation,
	6.375%, 09/15/2017	7,233,708
	Anglo American Capital PLC: f
4,000,000	9.375%, 04/08/2014 (Acquired 08/29/2012, Cost $4,471,826) *	4,464,000
2,000,000	9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $2,000,000) *	2,624,000
3,000,000	Aristotle Holding, Inc.,
	2.650%, 02/15/2017 (Acquired 02/06/2012, Cost $2,970,750) *	3,143,709
	Bunge Limited Finance Corporation:
600,000	5.350%, 04/15/2014	633,566
1,289,000	5.100%, 07/15/2015	1,384,713
3,800,000	Bunge NA Finance LP,
	5.900%, 04/01/2017	4,331,795
3,000,000	CenturyLink Inc.,
	5.150%, 06/15/2017	3,272,130
1,000,000	Comcast Corporation,
	6.950%, 08/15/2037 @	1,361,360
	ConAgra Foods, Inc.:
1,687,000	5.819%, 06/15/2017	1,981,869
120,000	9.750%, 03/01/2021	167,430
292,235	Continental Airlines, Inc. Pass-Thru Certificates,
	Series 1997-4, Class A, 6.900%, 01/02/2018	318,536
1,000,000	D.R. Horton Inc.,
	6.500%, 04/15/2016 @	1,112,500
410,000	Deutsche Telekom International Finance B.V.,
	8.750%, 06/15/2030 f	616,685
	Donnelley (R.R.) & Sons Co.:
2,500,000	8.600%, 08/15/2016	2,712,500
2,000,000	6.125%, 01/15/2017 @	1,970,000
1,000,000	7.625%, 06/15/2020 @	992,500
2,762,667	Federal Express Corp. 1998 Pass Through Trust,
	Series 1998-1, Class B, 6.845%, 01/15/2019	3,128,720
2,000,000	Fiserv, Inc.,
	4.625%, 10/01/2020	2,194,158
8,092,000	Glencore Funding LLC,
	6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/20/2011, Cost $8,136,962) *	8,504,101
	GTE Corporation:
2,800,000	6.840%, 04/15/2018	3,538,024
100,000	8.750%, 11/01/2021	142,573
650,000	Health Management Association,
	6.125%, 04/15/2016 @	708,500
3,000,000	Highmark Inc. Notes,
	4.750%, 05/15/2021 (Acquired 05/03/2011, Cost $2,987,880) *	3,077,304
1,105,000	Holcim U.S. Finance,
	6.000%, 12/30/2019 (Acquired 09/24/2009 through 06/26/2012, Cost $1,096,480) * f	1,226,768
5,700,000	Hutchison Whampoa International Ltd.,
	7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009, Cost $6,248,166) * f	7,313,339
1,800,000	Hyundai Capital Services Inc.,
	3.500%, 09/13/2017 (Acquired 03/07/2012, Cost $1,808,794) * f	1,882,188
950,000	Johnson Controls Inc.,
	6.000%, 01/15/2036	1,145,536
1,000,000	Lafarge SA,
	7.125%, 07/15/2036 f	1,030,000
1,000,000	Martin Marietta Materials, Inc.,
	6.250%, 05/01/2037	1,016,863
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	1,100,641
1,100,000	Nabors Industries, Inc.,
	6.150%, 02/15/2018	1,291,856
7,045,000	National Oilwell Varco Inc.,

	Series B, 6.125%, 08/15/2015	7,141,108
1,300,000	New Cingular Wireless Services, Inc.,
	8.750%, 03/01/2031	2,083,762
779,000	Nextel Communications,
	Series D, 7.375%, 08/01/2015	781,921
320,000	Pactiv Corporation,
	7.950%, 12/15/2025 @	256,000
4,808,000	Petrohawk Energy Corporation,
	7.250%, 08/15/2018	5,462,287
4,355,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	4,798,714
1,000,000	Questar Market Resources Inc.,
	6.800%, 03/01/2020	1,098,750
2,000,000	Ralcorp Holdings, Inc.,
	4.950%, 08/15/2020	2,097,184
500,000	Rio Tinto Alcan, Inc.,
	5.750%, 06/01/2035 f	615,396
5,000,000	Rio Tinto Finance (USA) Limited,
	9.000%, 05/01/2019 f	6,837,020
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,482,015) * f	1,853,165
	Sprint Capital Corporation:
2,800,000	6.900%, 05/01/2019 @	2,905,000
358,000	8.750%, 03/15/2032	370,530
1,000,000	Talisman Energy Inc.,
	7.750%, 06/01/2019 f	1,271,156
	Telecom Italia Capital, SA: f
2,000,000	7.175%, 06/18/2019 @	2,205,000
5,519,000	7.200%, 07/18/2036	5,408,620
	Telefonica Emisiones S.A.U.: f
1,950,000	6.421%, 06/20/2016 @	2,059,687
5,075,000	6.221%, 07/03/2017	5,303,375
	Time Warner, Inc.:
1,100,000	7.625%, 04/15/2031	1,536,607
500,000	7.700%, 05/01/2032	702,174
1,000,000	6.550%, 05/01/2037	1,256,646
3,100,000	6.750%, 06/15/2039 @	4,040,211
3,000,000	Tyco Electronics Group S.A.,
	6.550%, 10/01/2017 f	3,627,948
53,574	United AirLines, Inc. Pass-Thru Certificates,
	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	1,607
269,231	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.850%, 01/30/2018	281,346
	Vale Overseas Limited: f
3,850,000	8.250%, 01/17/2034 @	4,985,226
1,550,000	6.875%, 11/21/2036 @	1,794,711
1,000,000	6.875%, 11/10/2039 @	1,166,364
1,800,000	Volkswagen International Finance N.V.,
	1.126%, 03/21/2014 (Acquired 08/13/2012, Cost $1,807,853) * f	1,809,628
	Vulcan Materials Co.:
2,000,000	7.000%, 06/15/2018	2,197,500
500,000	7.150%, 11/30/2037 @	485,000
100,000	Westvaco Corporation,
	9.750%, 06/15/2020	140,805
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $3,598,884) * f	3,928,511
5,220,000	Xerox Corporation,
	8.250%, 05/15/2014	5,790,369
690,000	Xstrata Finance Canada Ltd,
	5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $738,307) * f	779,585
		172,781,314
Utility - 5.7%
1,900,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.750%, 10/15/2019 (Acquired 09/22/2009 through 06/30/2010, Cost $1,891,569) *	2,091,427
6,900,000	Ameren Corporation,

	8.875%, 05/15/2014	7,675,346
3,000,000	Appalachian Power Company,
	0.810%, 08/16/2013	3,001,920
850,000	Arizona Public Service Senior Unsecured Notes,
	8.750%, 03/01/2019	1,122,195
1,220,000	Beaver Valley Funding Corporation Debentures,
	9.000%, 06/01/2017	1,253,330
5,862,000	Constellation Energy Group Inc.,
	4.550%, 06/15/2015	6,388,964
3,875,000	DCP Midstream, LLC,
	9.750%, 03/15/2019 (Acquired 02/29/2012 through 09/10/2012, Cost $5,011,188) *	4,980,991
4,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.500%, 11/15/2040	5,845,757
	Enel Finance International: f
2,475,000	5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,464,110) *	2,569,805
1,900,000	6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,894,965) *	1,841,022
1,000,000	Energy Transfer Partners, L.P.,
	9.700%, 03/15/2019	1,321,403
2,200,000	Exelon Generation Company, LLC,
	6.200%, 10/01/2017	2,618,429
2,500,000	FPL Group Capital, Inc.,
	Series D, 7.300%, 09/01/2067 @	2,743,750
322,769	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 06/27/2006, Cost $319,635) *	327,362
	Kinder Morgan Energy Partners Senior, L.P.:
1,000,000	9.000%, 02/01/2019	1,325,936
2,250,000	6.950%, 01/15/2038	2,877,046
1,000,000	6.500%, 09/01/2039	1,209,354
900,000	Kinder Morgan Finance,
	5.700%, 01/05/2016 @ f	971,537
154,128	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 12/23/2011, Cost $156,071) *	155,200
5,500,000	Mega Advance Investments Ltd,
	5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $5,443,790) *@ f	6,135,701
100,000	National Rural Utilities Corporation,
	8.000%, 03/01/2032	152,455
1,000,000	Nustar Pipeline Operating Partnership L.P.,
	5.875%, 06/01/2013	1,024,439
3,401,000	ONEOK Partners L.P.,
	6.150%, 10/01/2016	3,967,025
2,060,000	PPL Energy Supply, LLC,
	Series A, 5.700%, 10/15/2015	2,247,734
	PSE&G Power LLC:
3,223,000	5.320%, 09/15/2016 @	3,665,282
4,005,000	5.125%, 04/15/2020	4,607,913
1,215,240	RGS (I&M) Funding Corporation Debentures,
	9.820%, 12/07/2022	1,486,907
2,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,998,220) *@	1,900,000
1,400,000	Southern Natural Gas,
	5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,397,676) *	1,642,655
3,100,000	Williams Partners L.P.,
	6.300%, 04/15/2040	3,880,642
		81,031,527
Finance - 16.5%
150,000	Ally Financial Inc.,
	6.750%, 12/01/2014	160,164
	American General Finance Corporation:
1,000,000	5.850%, 06/01/2013 @	995,000
500,000	6.900%, 12/15/2017	425,000
	American International Group, Inc.:
3,000,000	4.875%, 09/15/2016	3,348,729
1,000,000	8.175%, 05/15/2058	1,223,750
2,000,000	Ameriprise Financial, Inc.,
	7.300%, 06/28/2019 @	2,564,900

250,000	AmSouth Bancorp,
	6.750%, 11/01/2025	256,568
5,125,000	Associates Corporation of North America,
	6.950%, 11/01/2018	6,162,387
400,000	BAC Capital Trust VI
	5.625%, 03/08/2035	405,339
1,715,000	Bank of America Corporation Subordinated Notes,
	10.200%, 07/15/2015	1,994,313
2,175,000	Banponce Trust I,
	Series A, 8.327%, 02/01/2027	1,587,750
4,000,000	Barclays Bank PLC,
	6.750%, 05/22/2019 f	4,886,364
100,000	Capital One Financial Corporation,
	6.150%, 09/01/2016	114,150
1,500,000	Cie de Financement Foncier SA,
	2.500%, 09/16/2015 (Acquired 08/13/2012 through 08/14/2012, Cost $1,543,770) * f	1,551,120
	Citigroup, Inc.:
1,000,000	4.450%, 01/10/2017	1,098,378
2,775,000	6.125%, 11/21/2017	3,265,187
5,000,000	CNA Financial Corporation,
	6.500%, 08/15/2016	5,760,100
5,330,000	Countrywide Financial Corporation,
	6.250%, 05/15/2016	5,811,901
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $1,000,000) *@ f	787,500
1,575,000	Credit Suisse New York,
	5.300%, 08/13/2019 f	1,852,827
2,410,000	Dresdner Bank AG,
	7.250%, 09/15/2015 @ f	2,551,650
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	3,159,873
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	1,610,437
3,749,000	First Hawaiian Capital Trust I,
	Series B, 8.343%, 07/01/2027	3,786,490
541,115	First National Bank of Chicago Pass-Through Certificates,
	Series 1993-A, 8.080%, 01/05/2018	600,843
	General Electric Capital Corporation:
1,500,000	5.625%, 09/15/2017	1,766,495
4,700,000	5.625%, 05/01/2018	5,542,710
6,000,000	4.650%, 10/17/2021 @	6,724,644
1,416,000	Genworth Financial, Inc.,
	5.750%, 06/15/2014 @	1,455,770
6,500,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/14/2011, Cost $6,618,834) *	6,630,826
	GMAC Inc.:
336,000	7.500%, 12/31/2013 @	354,480
403,000	8.000%, 12/31/2018	453,375
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	1,185,565
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,783,656) *	2,863,000
2,100,000	HSBC Holdings PLC,
	6.500%, 09/15/2037 f	2,483,685
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $406,570) *	406,000
500,000	HSBC USA Capital Trust II,
	8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $510,679) *	505,065
2,000,000	Humana Inc.,
	7.200%, 06/15/2018	2,423,898
500,000	Industrial Bank of Korea,
	3.750%, 09/29/2016 (Acquired 03/22/2011, Cost $496,855) * f	537,140
	ING Bank N.V.: f
3,650,000	4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,648,029) *	3,859,692
2,150,000	3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $2,132,951) *	2,265,466

7,525,000	Irish Life & Permanent Group Holdings PLC,
	3.600%, 01/14/2013 (Acquired 01/07/2010 through 03/09/2012, Cost $7,514,718) * f	7,506,188
	Jefferies Group, Inc.:
4,000,000	6.875%, 04/15/2021	4,305,000
1,395,000	6.250%, 01/15/2036	1,381,050
6,800,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $7,622,392) *	8,533,184
3,000,000	J.P. Morgan Chase Bank NA,
	5.875%, 06/13/2016	3,449,829
4,600,000	J.P. Morgan Chase & Co.,
	5.600%, 07/15/2041	5,516,196
1,250,000	Kaupthing Bank,
	5.750%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008, Cost $969,046) * f § **	337,500
5,000,000	Kookmin Bank,
	7.250%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010, Cost $5,197,262) *@ f	5,457,455
2,500,000	Liberty Mutual Group Inc.,
	10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,445,125) *	3,625,000
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $361,719) *	584,767
1,125,000	Lincoln National Corporation,
	6.050%, 04/20/2067	1,101,094
1,600,000	Lloyds TSB Bank PLC,
	5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,562,411) * f	1,847,840
100,000	Manulife Financial Corp.,
	4.900%, 09/17/2020 @ f	110,546
	Marsh & McLennan Companies, Inc.:
2,500,000	2.300%, 04/01/2017 @	2,551,513
1,000,000	9.250%, 04/15/2019	1,375,662
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009, Cost $987,100) *	1,475,443
800,000	MBIA Insurance Corp.,
	14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $800,000) *@	408,000
	Merrill Lynch & Company:
1,000,000	6.400%, 08/28/2017	1,163,363
1,750,000	6.875%, 04/25/2018	2,096,699
1,275,000	7.750%, 05/14/2038	1,601,218
422,000	Metlife, Inc.,
	6.500%, 12/15/2032	552,160
	Morgan Stanley:
1,075,000	4.750%, 04/01/2014	1,112,829
1,000,000	4.000%, 07/24/2015	1,040,186
150,000	6.625%, 04/01/2018	172,341
3,644,000	Morgan Stanley Dean Witter & Co.,
	6.750%, 10/15/2013	3,811,369
2,000,000	National City Bank of Cleveland Subordinated Notes,
	5.800%, 06/07/2017	2,340,444
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.000%, 05/01/2016	5,221,358
2,500,000	North Fork Capital Trust II,
	8.000%, 12/15/2027	2,518,750
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	3,275,607
1,000,000	Regions Financial Corp.,
	7.750%, 11/10/2014	1,112,500
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047	4,631,250
1,000,000	Republic New York Capital I,
	7.750%, 11/15/2026	1,010,000
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	886,734
1,800,000	Santander Issuances,
	6.500%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012, Cost $1,910,848) * f	1,760,380
1,100,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,100,000) * f	1,098,251
	SLM Corporation:

3,912,000	5.375%, 05/15/2014	4,120,400
500,000	5.625%, 08/01/2033	472,000
4,900,000	Sovereign Bank,
	8.750%, 05/30/2018	5,629,272
2,000,000	SunTrust Banks, Inc.,
	7.250%, 03/15/2018	2,416,340
1,032,000	Susa Partnership LP,
	8.200%, 06/01/2017	1,268,191
2,000,000	Swedbank AB,
	2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,996,980) * f	1,993,120
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $995,570) *	1,081,805
2,000,000	Talent Yield Investments Ltd,
	4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,986,320) *@ f	2,163,486
3,000,000	TD Ameritrade Holding Corporation,
	5.600%, 12/01/2019	3,525,138
2,400,000	The Bear Stearns Companies LLC,
	5.300%, 10/30/2015	2,677,032
	The Goldman Sachs Group, Inc.:
2,200,000	3.700%, 08/01/2015	2,320,439
1,000,000	6.250%, 09/01/2017	1,172,170
4,500,000	6.150%, 04/01/2018	5,252,305
	The Hartford Financial Services Group, Inc.:
5,000,000	4.000%, 10/15/2017	5,374,180
2,200,000	8.125%, 06/15/2038 @	2,532,750
1,000,000	The NASDAQ OMX Group Inc.,
	4.000%, 01/15/2015 @	1,046,502
5,000,000	UBS AG,
	5.750%, 04/25/2018 f	5,892,140
4,120,000	Wachovia Bank, NA,
	6.000%, 11/15/2017	4,968,395
750,000	Willis North America, Inc.,
	5.625%, 07/15/2015	812,438
		235,108,340
Residential Mortgage-Backed Securities - 31.6%
U.S. Government Agency Issues - 26.8%
	Federal Gold Loan Mortgage Corporation (FGLMC):
16,450	6.500%, 07/01/2014	16,906
363,630	6.000%, 06/01/2020	383,728
190,792	5.500%, 11/01/2022	209,590
224,869	5.000%, 06/01/2023	243,812
225,178	5.500%, 07/01/2023	247,364
626,565	6.500%, 06/01/2029	736,216
1,816,329	5.500%, 01/01/2036	1,990,746
1,204,786	6.000%, 12/01/2036	1,326,313
12,949,619	5.000%, 03/01/2038	14,070,859
17,335,224	4.500%, 11/01/2039	18,647,749
7,896,490	4.500%, 11/01/2039	8,494,368
11,846,702	3.500%, 06/01/2042	12,726,875
10,924,426	3.500%, 07/01/2042	11,736,076
15,949,214	3.000%, 08/01/2042	16,829,937
	Federal Home Loan Mortgage Corporation (FHLMC):
59,123	Series 206, Class E, 0.000%, 07/15/2019 ^	56,516
34,889	Series 141, Class D, 5.000%, 05/15/2021	37,299
38,010	Series 1074, Class I, 6.750%, 05/15/2021	41,919
197,604	Series 1081, Class K, 7.000%, 05/15/2021	223,204
37,725	Series 163, Class F, 6.000%, 07/15/2021	42,079
69,932	Series 188, Class H, 7.000%, 09/15/2021	78,428
28,471	Series 1286, Class A, 6.000%, 05/15/2022	31,133
5,845,818	5.500%, 05/01/2038	6,370,637
16,671,940	4.500%, 09/01/2040	17,981,135
	Federal National Mortgage Association (FNMA):
19,884	Series 2002-56, Class MC, 5.500%, 09/25/2017	21,392
228,503	Series 1989-37, Class G, 8.000%, 07/25/2019	256,953
836,411	5.000%, 12/01/2019	912,024

60,154	Series 1989-94, Class G, 7.500%, 12/25/2019	67,904
8,884	Series 1990-58, Class J, 7.000%, 05/25/2020	9,970
78,173	Series 1990-76, Class G, 7.000%, 07/25/2020	87,880
37,220	Series 1990-105, Class J, 6.500%, 09/25/2020	40,810
12,121	Series 1990-108, Class G, 7.000%, 09/25/2020	13,628
23,611	Series 1991-1, Class G, 7.000%, 01/25/2021	26,671
28,804	Series 1991-86, Class Z, 6.500%, 07/25/2021	31,853
7,234,798	5.000%, 11/01/2021	7,888,837
470,222	5.500%, 01/01/2023	519,768
363,044	Series 1993-58, Class H, 5.500%, 04/25/2023	400,566
831,779	5.500%, 07/01/2023	919,423
2,007,562	5.000%, 11/01/2023	2,224,809
820,064	6.000%, 03/01/2026	907,654
1,873,216	6.000%, 05/01/2026	2,073,290
1,729,004	5.000%, 05/01/2028	1,900,978
218,040	Series 1998-66, Class C, 6.000%, 12/25/2028	241,110
245,111	6.000%, 03/01/2033	277,312
261,895	5.000%, 11/01/2033	287,821
5,776,343	5.500%, 04/01/2034	6,375,845
1,015,362	Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	1,047,427
2,270,683	Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	2,353,442
3,009,999	Series 2004-W10, Class A4, 5.750%, 08/25/2034	3,077,309
1,087,573	5.500%, 09/01/2034	1,200,809
275,261	6.000%, 11/01/2034	309,393
3,879,954	5.500%, 02/01/2035	4,283,928
18,313,932	5.000%, 10/01/2035	19,971,609
8,738,325	5.000%, 11/01/2035	9,566,515
2,083,424	5.500%, 11/01/2036	2,287,325
8,689,671	5.500%, 04/01/2037	9,643,304
475,346	6.000%, 08/01/2037	520,175
1,433,562	4.500%, 11/01/2039	1,552,135
9,051,951	4.000%, 08/01/2040	9,764,995
3,408,490	3.500%, 12/01/2040	3,658,953
29,756,682	3.500%, 02/01/2041	31,943,267
38,915,204	4.000%, 02/01/2041	41,980,647
13,342,459	4.000%, 09/01/2041	14,397,645
11,917,544	3.000%, 05/01/2042	12,593,625
	Government National Mortgage Association (GNMA):
191,740	6.000%, 11/20/2033	218,678
11,125,694	5.000%, 07/20/2040	12,398,359
31,224,915	4.500%, 01/20/2041	34,656,866
24,459,314	4.000%, 06/20/2042	26,950,015
		382,385,808
Non-U.S. Government Agency Issues - 4.8%
	Bank of America Alternative Loan Trust:
230,323	Series 2003-4, Class 2A1, 5.000%, 06/25/2018	238,151
3,044,067	Series 2003-5, Class 2A1, 5.000%, 07/25/2018	3,158,724
406,280	Series 2003-11, Class 4A1, 4.750%, 01/25/2019	414,355
270,611	Series 2004-6, Class 4A1, 5.000%, 07/25/2019	276,825
6,153,362	Series 2004-7, Class 4A1, 5.000%, 08/25/2019	6,344,824
297,816	Series 2004-11, Class 4A1, 5.500%, 12/25/2019	310,006
451,417	Series 2005-2, Class 4A1, 5.500%, 03/25/2020	477,314
2,006,549	Series 2005-4, Class 3A1, 5.500%, 05/25/2020	2,059,394
1,297,821	Series 2005-10, Class 5A1, 5.250%, 11/25/2020	1,332,217
2,360,490	Series 2007-1, Class 1A1, 5.966%, 04/25/2022	2,405,386
970,470	Series 2003-11, Class 2A1, 6.000%, 01/25/2034	1,014,092
394,474	Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	391,216
617,101	Series 2005-9, Class 1CB3, 5.500%, 10/25/2035	530,236
368,372	Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	307,712
1,373,356	Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	1,086,267
2,211,043	Bear Stearns Asset Backed Securities Trust,
	Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	2,225,189
	Chase Mortgage Finance Corporation:
511,980	Series 2003-S13, Class A11, 5.500%, 11/25/2033	520,122
4,812,770	Series 2006-A1, Class 2A3, 5.593%, 09/25/2036 §	4,213,941

633,418	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.500%, 11/25/2035	634,140
	Countrywide Alternative Loan Trust:
693,537	Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	652,540
3,011,711	Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	2,853,969
648,692	Series 2006-J5, Class 3A1, 6.041%, 07/25/2021 §	581,942
753,005	Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	736,420
115,271	Series 2002-11, Class A4, 6.250%, 10/25/2032	117,832
9,713,781	Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	10,254,052
3,224,262	Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	3,238,310
1,676,108	Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,135,009
	Deutsche Mortgage Securities Inc.:
1,055,253	Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	842,978
150,884	Series 2004-4, Class 1A6, 5.650%, 04/25/2034	150,841
	First Horizon Alternative Mortgage Securities:
487,339	Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	492,892
665,742	Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	671,774
2,028,951	Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	2,031,473
215,077	Impac CMB Trust,
	Series 2004-4, Class 2A2, 4.933%, 09/25/2034	210,097
878,461	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 2.789%, 03/25/2036 §	603,287
	J.P. Morgan Mortgage Trust:
498,539	Series 2006-A7, Class 2A2, 2.720%, 01/25/2037 §	400,119
2,129,980	Series 2006-A7, Class 2A4R, 2.720%, 01/25/2037 §	1,709,369
5,523,197	Series 2007-A2, Class 2A3, 2.857%, 04/25/2037	4,471,989
	Master Alternative Loans Trust:
1,211,066	Series 2004-1, Class 1A1, 5.000%, 01/25/2019	1,243,134
74,403	Series 2004-2, Class 4A1, 5.000%, 02/25/2019	77,261
908,181	Series 2004-4, Class 4A1, 5.000%, 04/25/2019	937,671
541,237	Series 2003-5, Class 6A1, 6.000%, 08/25/2033	576,431
356,049	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	357,387
471,571	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.000%, 05/25/2019	478,299
88,392	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.000%, 06/25/2018	89,708
635,114	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.000%, 06/25/2033	675,693
970,165	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	984,149
	Washington Mutual, Inc. Pass-Thru Certificates:
1,141,120	Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	1,182,994
2,078,281	Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	2,171,176
78,187	Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	80,298
616,701	Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	642,664
425,738	Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	437,795
		69,029,664
Asset Backed Securities - 3.8%
294	Amresco Residential Securities Mortgage Loan Trust,
	Series 1997-3, Class A9, 6.960%, 03/25/2027	295
	Bayview Financial Acquisition Trust:
870,597	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	871,270
2,500,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,238,165
123	Contimortgage Home Equity Trust,
	Series 1997-2, Class A9, 7.090%, 04/15/2028	123
	Countrywide Asset-Backed Certificates:
764,987	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030 §	663,119
3,735,488	Series 2004-13, Class AF4, 4.583%, 01/25/2033	3,644,832
2,258,341	Series 2004-S1, Class A3, 4.615%, 02/25/2035	2,151,970
4,828,212	Series 2004-15, Class AF6, 4.613%, 04/25/2035	4,700,187
7,689,436	Series 2005-1, Class AF6, 5.030%, 07/25/2035	7,654,872
9,563,578	Series 2005-11, Class AF3, 4.778%, 02/25/2036	8,371,229
4,192,194	Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,745,445
4,210,751	Series 2005-13, Class AF3, 5.430%, 04/25/2036	3,486,999

1,633,365	Series 2005-17, Class 1AF5, 5.521%, 05/25/2036 §	1,031,847
1,438,553	Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,175,158
1,299,652	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	1,234,670
1,500,000	Series 2006-10, Class 1AF3, 5.767%, 09/25/2046	905,032
369,390	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	342,161
48,133	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.700%, 09/25/2027	47,740
	GE Capital Mortgage Services, Inc.:
397	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	395
10,071	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	9,853
	Green Tree Financial Corporation:
278,619	Series 1993-3, Class A7, 6.400%, 10/15/2018	288,056
193,186	Series 1993-4, Class A5, 7.050%, 01/15/2019	195,482
22,589	Series 1997-1, Class A5, 6.860%, 03/15/2028	23,810
1,142,257	Series 1998-2, Class A5, 6.240%, 12/01/2028	1,185,477
36,159	Series 1997-6, Class A8, 7.070%, 01/15/2029	39,214
1,017,427	Series 1998-3, Class A5, 6.220%, 03/01/2030	1,115,661
635,414	Series 1998-4, Class A5, 6.180%, 04/01/2030	658,630
21,633	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.880%, 11/20/2028	21,631
4,149,000	J.P. Morgan Mortgage Acquisition Corp.,
	Series 2007-CH1, 0.347%, 08/25/2033	4,050,245
61,709	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.450%, 11/15/2017	60,513
2,993,730	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,455,540
	Residential Asset Mortgage Products, Inc.:
1,522,321	Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	1,496,201
521,384	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	490,221
	Residential Asset Securities Corporation:
1,408,109	Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	1,356,766
97,186	Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	85,524
142,686	Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	138,097
		53,936,430
Commercial Mortgage Backed Securities - 7.4%
11,139,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	12,355,301
	Commercial Mortgage Trust:
11,248,000	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	12,491,298
11,650,000	Series 2012-CR2, Class A4, 3.147%, 08/15/2045	12,306,605
10,149,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	11,257,251
10,750,000	GE Capital Commercial Mortgage Corporation,
	Series 2005-C4, Class A4, 5.305%, 11/10/2045	12,172,644
7,550,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation,
	Series 2011-C5, Class A3, 4.171%, 08/15/2046	8,643,882
11,355,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	12,533,694
10,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.441%, 12/15/2044	11,258,480
12,000,000	WF-RBS Commercial Mortgage Trust,
	Series 2012-C6, Class A4, 3.440%, 04/15/2045	13,004,268
		106,023,423
	Total Long-Term Investments (Cost $1,309,875,866)	1,381,852,117

Shares
SHORT-TERM INVESTMENTS - 3.5%
Money Market Mutual Funds - 3.5%
23,378,115	Dreyfus Institutional Cash Advantage Fund, 0.13% «	23,378,115
27,000,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.17% «	27,000,000
	Total Short-Term Investments (Cost $50,378,115)	50,378,115
Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 6.6%

	Commercial Paper - 0.1%
$2,728,705	Atlantic East Funding LLC, 0.566%, 03/25/2013 † **	1,953,663
	Total Commercial Paper (Cost $2,728,705)	1,953,663
Shares
	Investment Companies - 6.5%
92,533,138	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	92,533,138
	Total Investment Companies (Cost $92,533,138)	92,533,138

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $95,261,843)	94,486,801
	Total Investments (Cost $1,455,515,824) - 107.0%	1,526,717,033

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α †	775,042
	Total (Cost $0)	775,042
	Liabilities in Excess of Other Assets - (7.1)%	(101,338,411)
	TOTAL NET ASSETS - 100.0%	$1,426,153,664

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$185,799,974	$-	$185,799,974
Taxable Municipal Bonds	-	64,969,357	-	64,969,357
Other Government Related Securities	-	30,786,280	-	30,786,280
Corporate Debt Securities	-	488,919,574	1,607	488,921,181
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	382,385,808	-	382,385,808
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	69,029,664	-	69,029,664
Asset Backed Securities	-	53,936,430	-	53,936,430
Commercial Mortgage-Backed Securities	-	106,023,423	-	106,023,423
Total Fixed Income	-	1,381,850,510	1,607	1,381,852,117

Short-Term Investments
Money Market Mutual Funds	50,378,115	-	-	50,378,115
Total Short-Term Investments	50,378,115	-	-	50,378,115

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,953,663	-	1,953,663
Money Market Mutual Fund	92,533,138	-	-	92,533,138
Total Investments Purchased with
Cash Proceeds from Securities Lending	92,533,138	1,953,663	-	94,486,801

Total Investments	$142,911,253	$1,383,804,173	$1,607	$1,526,717,033

Asset Relating to Securities Lending Investments	$-	$775,042	$-	$775,042

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,607
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2012	$1,607

* Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 97.7%
U.S. Treasury Securities - 11.4%
	U.S. Treasury Bonds:
$20,000,000	2.375%, 07/31/2017	$21,693,760
83,500,000	1.250%, 04/30/2019	85,065,625
12,675,000	6.250%, 08/15/2023	18,392,616
44,775,000	5.250%, 11/15/2028 @	62,664,001
49,525,000	4.375%, 02/15/2038	65,195,007
		253,011,009
Taxable Municipal Bonds - 2.1%
625,000	Bellevue California Union School District,
	5.000%, 08/01/2028	658,719
2,150,000	California Qualified School Bond Joint Powers Authority,
	6.739%, 09/01/2026	2,449,022
	California Qualified School Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,716,405
1,700,000	7.155%, 03/01/2027	1,987,555
2,000,000	California State,
	5.500%, 03/01/2016	2,254,340
1,500,000	Central Valley Support Joint Powers Agency,
	5.676%, 09/01/2024	1,659,705
1,250,000	Colton Joint Unified School District,
	6.008%, 08/01/2026	1,395,937
1,300,000	Contra Costa County California Pension Obligation,
	5.140%, 06/01/2017	1,454,245
1,000,000	Davie Florida Water & Sewer Revenue,
	6.599%, 10/01/2030 (Callable 10/01/2020)	1,171,600
1,000,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	1,074,080
	Illinois State:
2,000,000	4.026%, 03/01/2014	2,073,120
1,600,000	4.421%, 01/01/2015	1,692,896
2,000,000	4.961%, 03/01/2016	2,179,780
3,000,000	5.163%, 02/01/2018	3,254,130
3,000,000	North East Independent School District Texas,
	5.240%, 08/01/2027	3,531,780
2,900,000	Port of Oakland,
	5.000%, 11/01/2020	3,208,647
1,515,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	1,797,684
2,000,000	State Public School Building Authorities Revenue,
	5.000%, 09/15/2027	2,293,380
1,350,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	1,462,253
3,420,000	Tobacco Settlement Authority Iowa,
	6.500%, 06/01/2023 (Callable 06/01/2015)	3,355,362
4,320,000	West Contra Costa Unified School District,
	6.250%, 08/01/2030	4,774,291
1,160,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	1,299,061
		46,743,992
Other Government Related Securities - 2.3%
3,956,000	Corp Andina de Fomento,
	4.375%, 06/15/2022 f	4,290,310
10,000,000	Eksportfinans ASA,
	2.000%, 09/15/2015 f	9,350,000
	Export-Import Bank of Korea Notes: f

3,500,000	5.875%, 01/14/2015	3,848,593
1,000,000	4.000%, 01/29/2021	1,089,512
240,000	Korea Electric Power Corporation,
	6.750%, 08/01/2027 f	296,855
	Korea Hydro & Nuclear Power Co., Ltd.: * f
1,000,000	6.250%, 06/17/2014 (Acquired 03/21/2011, Cost $1,054,844)	1,081,078
500,000	3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770)	522,788
150,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	154,027
	Petrobras International Finance Company: f
5,800,000	3.875%, 01/27/2016 @	6,135,298
3,200,000	5.375%, 01/27/2021	3,605,667
	Petroleos Mexicanos: f
4,809,000	4.875%, 03/15/2015	5,157,653
2,500,000	4.875%, 01/24/2022	2,825,000
4,000,000	6.500%, 06/02/2041	4,986,000
4,400,000	The Korea Development Bank,
	3.000%, 09/14/2022 f	4,404,844
1,885,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,993,595
		49,741,220
Corporate Bonds - 45.3%
Industrials - 16.0%
700,000	Acuity Brands Lighting Inc.,
	6.000%, 12/15/2019	811,597
3,000,000	Ameritech Capital Funding Corporation,
	6.450%, 01/15/2018	3,465,252
	Anadarko Petroleum Corporation:
2,225,000	5.950%, 09/15/2016	2,578,103
968,000	6.375%, 09/15/2017	1,167,038
3,700,000	8.700%, 03/15/2019	4,962,592
	Anglo American Capital PLC: * f
1,800,000	9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $2,013,488)	2,008,800
5,500,000	9.375%, 04/08/2019 (Acquired 09/20/2011 through 07/11/2012, Cost $7,173,481)	7,216,000
2,000,000	ArcelorMittal,
	6.250%, 02/25/2022 f @	1,969,944
5,000,000	Aristotle Holding, Inc.,
	3.500%, 11/15/2016 (Acquired 11/14/2011 through 03/28/2012, Cost $5,038,854) *	5,405,620
1,000,000	AT&T Inc.,
	5.550%, 08/15/2041	1,244,799
270,859	Atlas Air, Inc. Pass-Through Certificates,
	Series 2000-1, 8.707%, 07/02/2021	270,859
2,000,000	Beam, Inc.,
	3.250%, 05/15/2022	2,069,198
1,000,000	Bemis Company, Inc.,
	4.500%, 10/15/2021	1,098,317
1,500,000	BP Capital Markets PLC,
	4.750%, 03/10/2019 f	1,742,328
1,500,000	Browning-Ferris Industries Inc.,
	9.250%, 05/01/2021	1,986,296
	Bunge Limited Finance Corporation:
825,000	5.350%, 04/15/2014	871,154
2,527,000	5.100%, 07/15/2015	2,714,640
3,000,000	3.200%, 06/15/2017	3,145,251
2,100,000	8.500%, 06/15/2019	2,660,729
2,335,000	Bunge NA Finance LP,
	5.900%, 04/01/2017	2,661,774
2,000,000	CenturyLink Inc.,
	5.150%, 06/15/2017	2,181,420
3,544,000	Chesapeake Energy Corporation,
	6.500%, 08/15/2017 @	3,694,620
1,000,000	CNPC HK Overseas Capital Ltd,
	5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f @	1,276,521

2,030,000	Comcast Cable Communications Holdings, Inc.,
	9.455%, 11/15/2022	3,030,863
2,000,000	Comcast Corporation,
	4.650%, 07/15/2042	2,139,218
	Computer Sciences Corporation:
5,947,000	5.000%, 02/15/2013	6,044,317
4,475,000	5.500%, 03/15/2013 @	4,574,918
2,000,000	4.450%, 09/15/2022	2,002,044
845,000	ConocoPhillips Canada Funding Company I,
	5.950%, 10/15/2036 f	1,095,419
44,778	Continental Airlines, Inc. Pass-Through Certificates,
	Series 1997-4, Class A, 6.900%, 01/02/2018	48,808
175,000	CSX Corporation,
	6.220%, 04/30/2040	229,093
	Daimler Finance North America LLC:
1,890,000	2.300%, 01/09/2015 (Acquired 08/22/2012, Cost $1,937,936) *	1,938,991
3,359,000	1.650%, 04/10/2015 (Acquired 07/17/2012, Cost $3,387,026) *	3,405,787
3,500,000	Danone,
	3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,577,854
	Deutsche Telekom International Finance B.V.: f
2,450,000	3.125%, 04/11/2016 (Acquired 11/09/2011, Cost $2,482,737) *	2,576,425
825,000	8.750%, 06/15/2030	1,240,890
	Donnelley (R.R.) & Sons Co.:
1,250,000	8.600%, 08/15/2016	1,356,250
1,200,000	6.125%, 01/15/2017 @	1,182,000
1,000,000	D.R. Horton, Inc.,
	4.750%, 05/15/2017 @	1,065,000
500,000	Encana Corporation,
	6.500%, 05/15/2019 f @	607,408
198,369	Federal Express Corp. 1995 Pass Through Trust,
	Series B2, 7.110%, 01/02/2014	208,287
500,000	First Data Corporation,
	9.875%, 09/24/2015 @	510,000
	Fiserv, Inc.:
2,475,000	3.125%, 06/15/2016	2,602,557
3,000,000	4.625%, 10/01/2020	3,291,237
4,300,000	3.500%, 10/01/2022	4,315,252
	Ford Motor Credit Co. LLC:
2,000,000	3.875%, 01/15/2015	2,090,190
2,000,000	2.500%, 01/15/2016	2,024,476
2,680,000	4.207%, 04/15/2016	2,840,109
3,000,000	3.000%, 06/12/2017	3,053,676
1,050,000	France Telecom SA,
	2.750%, 09/14/2016 f @	1,101,683
5,000,000	Freeport-McMoRan Copper & Gold Inc.,
	3.550%, 03/01/2022	5,005,050
	Georgia-Pacific LLC:
3,500,000	8.250%, 05/01/2016 (Acquired 10/13/2011 through 05/15/2012, Cost $3,768,487) *	3,766,336
1,000,000	5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,172,025
7,115,000	Glencore Funding LLC,
	6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/19/2012, Cost $7,323,059) *	7,477,346
975,000	GTE Corporation,
	8.750%, 11/01/2021	1,390,088
2,200,000	Hanson Australia Funding,
	5.250%, 03/15/2013 f	2,238,566
2,375,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	2,565,000
4,100,000	Health Management Association,
	6.125%, 04/15/2016	4,469,000
4,000,000	Hewlett-Packard Co.,
	4.650%, 12/09/2021	4,170,776
425,000	Highmark Inc. Notes,
	6.800%, 08/15/2013 (Acquired 10/28/2010 through 11/24/2010, Cost $440,975) *	440,439

3,158,000	HP Enterprise Services, LLC,
	Series B, 6.000%, 08/01/2013	3,291,558
	Hutchison Whampoa International Ltd.: * f
1,800,000	6.500%, 02/13/2013 (Acquired 09/25/2012, Cost $1,836,679)	1,835,296
3,563,000	4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,705,647)	3,856,221
2,000,000	Hyundai Capital Services Inc.,
	3.500%, 09/13/2017 (Acquired 03/06/2012, Cost $1,992,580) * f	2,091,320
1,114,000	International Paper Company,
	7.400%, 06/15/2014 @	1,222,490
1,150,000	Johnson Controls Inc.,
	5.250%, 12/01/2041	1,290,862
5,100,000	Kinross Gold Corporation,
	6.875%, 09/01/2041 f	5,202,439
1,000,000	Kraft Foods Group Inc,
	5.000%, 06/04/2042 (Acquired 05/30/2012, Cost $992,930) *	1,115,577
	Lafarge SA: f
1,375,000	6.500%, 07/15/2016	1,515,937
875,000	7.125%, 07/15/2036	901,250
	Martin Marietta Materials, Inc.:
475,000	6.600%, 04/15/2018	533,273
450,000	6.250%, 05/01/2037	457,588
	Masco Corporation:
2,150,000	6.125%, 10/03/2016	2,366,378
1,000,000	7.125%, 03/15/2020 @	1,138,316
	Nabors Industries, Inc.:
250,000	6.150%, 02/15/2018	293,604
3,523,000	9.250%, 01/15/2019	4,610,620
2,655,000	National Oilwell Varco Inc.,
	Series B, 6.125%, 08/15/2015	2,691,220
2,675,000	New Cingular Wireless Services, Inc.,
	8.750%, 03/01/2031	4,287,741
3,000,000	Oi S.A.,
	5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f @	3,142,500
50,000	Pactiv Corporation,
	7.950%, 12/15/2025 @	40,000
200,000	PCCW-HKT Capital II Ltd.,
	6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $199,066) * f	206,753
775,000	PCCW-HKT Capital III Ltd.,
	5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $784,598) * f	846,710
8,700,000	Pearson Funding Two plc,
	4.000%, 05/17/2016 (Acquired 07/17/2012, Cost $9,367,773) * f	9,380,192
	Petrohawk Energy Corporation:
3,000,000	7.875%, 06/01/2015	3,125,166
7,875,000	7.250%, 08/15/2018	8,946,654
3,000,000	Phillips 66,
	2.950%, 05/01/2017 (Acquired 03/07/2012, Cost $2,999,460) *	3,173,688
	Plum Creek Timberlands, L.P.:
1,200,000	5.875%, 11/15/2015	1,322,263
1,200,000	4.700%, 03/15/2021	1,278,574
	POSCO: * f
3,725,000	8.750%, 03/26/2014 (Acquired 09/23/2011 through 01/11/2012, Cost $4,025,656)	4,116,624
2,175,000	4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365)	2,314,422
2,000,000	Reliance Holdings USA Inc.,
	4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,049,790
4,000,000	Republic Services, Inc.,
	3.550%, 06/01/2022	4,204,816
1,077,000	Rio Tinto Alcan, Inc.,
	5.200%, 01/15/2014 f	1,136,086
	Rio Tinto Finance (USA) Ltd., f
4,825,000	6.500%, 07/15/2018	6,010,502
5,000,000	9.000%, 05/01/2019	6,837,020
5,000,000	Schneider Electric SA,
	2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,048,800

2,250,000	Sealed Air Corp.,
	8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,289,457) * @	2,520,000
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009, Cost $546,085) * f	753,620
1,000,000	Sonoco Products Co.,
	4.375%, 11/01/2021	1,076,437
	Sprint Capital Corporation:
675,000	6.900%, 05/01/2019 @	700,312
300,000	8.750%, 03/15/2032	310,500
200,000	Sprint Nextel Corporation,
	6.000%, 12/01/2016	206,000
1,031,000	SunGard Data Systems Inc.,
	4.875%, 01/15/2014	1,067,085
701,000	Sunoco, Inc. Senior Unsecured Notes,
	5.750%, 01/15/2017	775,481
1,000,000	Sunoco Logistics Partners Operations LP,
	6.100%, 02/15/2042	1,103,071
2,635,000	TCI Communications, Inc.,
	8.750%, 08/01/2015	3,185,768
	Telecom Italia Capital, SA: f
340,000	4.950%, 09/30/2014	351,050
4,100,000	5.250%, 10/01/2015	4,315,250
2,375,000	7.200%, 07/18/2036	2,327,500
	Telefonica Emisiones S.A.U.: f
3,950,000	6.421%, 06/20/2016 @	4,172,187
4,942,000	6.221%, 07/03/2017	5,164,390
1,000,000	5.462%, 02/16/2021	980,000
100,000	7.045%, 06/20/2036	97,500
1,200,000	The ADT Corp,
	3.500%, 07/15/2022 (Acquired 06/27/2012, Cost $1,197,168) *	1,246,672
835,000	The Dow Chemical Co.,
	4.125%, 11/15/2021 @	908,543
	Time Warner, Inc.:
2,300,000	7.250%, 10/15/2017	2,920,653
1,132,000	8.750%, 02/14/2019	1,541,264
2,875,000	7.625%, 04/15/2031	4,016,131
358,000	7.700%, 05/01/2032	502,756
2,000,000	Toyota Motor Credit Corporation,
	2.050%, 01/12/2017	2,079,800
	Transocean Inc.: f
5,500,000	6.375%, 12/15/2021 @	6,582,510
878,000	6.800%, 03/15/2038	1,055,792
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	668,537
	United AirLines, Inc. Pass-Through Certificates:
112,215	Series 1991-A, Class A-2, 10.020%, 03/22/2014	60,315
155,852	Series 2000-2, Class C, 7.762%, 04/29/2049 § † **	4,675
467,365	U.S. Airways Pass-Through Trust,
	Series 1998-1, Class B, 7.350%, 07/30/2019	462,691
322,000	USX Corporation,
	9.125%, 01/15/2013	328,796
	Vale Overseas Limited: f
3,850,000	6.250%, 01/23/2017	4,452,386
2,700,000	4.375%, 01/11/2022	2,838,135
300,000	8.250%, 01/17/2034 @	388,459
250,000	6.875%, 11/21/2036 @	289,470
5,625,000	6.875%, 11/10/2039 @	6,560,798
500,000	Vodafone Group PLC,
	6.150%, 02/27/2037 f @	672,570
	Vulcan Materials Co.:
200,000	6.400%, 11/30/2017	216,500
1,000,000	7.000%, 06/15/2018	1,098,750
500,000	7.150%, 11/30/2037	485,000

10,000,000	Walgreen Co.,
	5.250%, 01/15/2019 @	11,737,440
1,250,000	Weatherford International Ltd.,
	6.750%, 09/15/2040 f	1,410,253
505,000	Westvaco Corporation,
	9.750%, 06/15/2020	711,068
1,000,000	Weyerhaeuser Company,
	7.250%, 07/01/2013	1,044,098
	Woodside Finance Ltd.: * f
400,000	5.000%, 11/15/2013 (Acquired 11/26/2010, Cost $411,495)	416,221
1,000,000	8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $999,690)	1,091,253
4,000,000	WPX Energy, Inc.,
	6.000%, 01/15/2022 @	4,300,000
	Xerox Corporation,
4,000,000	1.799%, 09/13/2013	4,026,416
6,587,000	8.250%, 05/15/2014	7,306,735
2,000,000	Xstrata Canada Corp.,
	5.375%, 06/01/2015 f	2,179,028
2,000,000	Xstrata Canada Financial Corp.,
	4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,142,764
		354,785,110
Utility - 6.3%
500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.750%, 10/15/2019 (Acquired 09/22/2009, Cost $498,175) *	550,376
1,816,000	Ameren Corporation,
	8.875%, 05/15/2014	2,020,062
1,025,000	Appalachian Power Company Senior Unsecured Notes,
	6.700%, 08/15/2037	1,362,946
1,150,000	Arizona Public Service Senior Unsecured Notes,
	8.750%, 03/01/2019	1,518,265
4,000,000	Centrais Eletricas Brasileiras SA,
	5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f @	4,450,000
300,000	Chesapeake Midstream Partners LP / CHKM Finance Corp,
	6.125%, 07/15/2022	317,250
	CMS Energy Corporation:
3,000,000	4.250%, 09/30/2015	3,176,403
1,000,000	5.050%, 03/15/2022	1,101,448
5,200,000	Comision Federal de Electricidad,
	5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,785,000
750,000	Constellation Energy Group Inc.,
	4.550%, 06/15/2015	817,421
	DCP Midstream, LLC:
6,235,000	9.750%, 03/15/2019 (Acquired 02/29/2012 through 08/20/2012, Cost $8,015,172) *	8,014,575
2,245,000	4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,252,267) *	2,382,082
1,880,000	Dominion Resources, Inc.,
	5.950%, 06/15/2035	2,369,178
2,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.500%, 11/15/2040	3,247,642
500,000	Enel Finance International,
	6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	484,479
	Energy Transfer Partners:
125,000	6.125%, 02/15/2017	143,563
1,189,000	9.700%, 03/15/2019	1,571,148
1,000,000	5.200%, 02/01/2022 @	1,109,303
223,000	Entergy Arkansas, Inc.,
	5.000%, 07/01/2018	222,488
500,000	Exelon Corporation,
	4.900%, 06/15/2015	549,585
	Exelon Generation Company, LLC:
4,350,000	6.200%, 10/01/2017	5,177,348
6,100,000	5.600%, 06/15/2042 (Acquired 06/13/2012 through 09/25/2012, Cost $6,109,453) *	6,547,881
3,000,000	Florida Gas Transmission Company, LLC,
	3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) * @	3,125,778

2,500,000	FPL Group Capital, Inc.,
	Series D, 7.300%, 09/01/2067 @	2,743,750
248,284	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 11/21/2008, Cost $245,011) *	251,817
3,000,000	Gulf South Pipeline Company, L.P.,
	4.000%, 06/15/2022 (Acquired 06/07/2012, Cost $2,989,230) *	3,026,550
1,000,000	IPALCO Enterprises Inc.,
	5.000%, 05/01/2018	1,047,500
1,875,000	KeySpan Corp.,
	8.000%, 11/15/2030	2,577,028
	Kinder Morgan Energy Partners, L.P.:
1,658,000	9.000%, 02/01/2019	2,198,402
400,000	6.500%, 02/01/2037	481,570
350,000	6.950%, 01/15/2038	447,541
	Kinder Morgan Finance:
1,685,000	5.700%, 01/05/2016 f @	1,818,932
1,000,000	6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,083,830
16,310	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $16,310) *	16,423
2,800,000	Mega Advance Investments Ltd,
	5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,820,179) * f @	3,123,630
4,790,000	National Grid PLC,
	6.300%, 08/01/2016 f	5,571,723
	National Rural Utilities Corporation:
6,498,000	10.375%, 11/01/2018	9,615,533
125,000	8.000%, 03/01/2032	190,568
1,833,000	Nisource Finance Corp.,
	5.400%, 07/15/2014	1,965,018
4,275,000	NuStar Logistics L.P.,
	4.800%, 09/01/2020	4,157,762
	ONEOK, Inc.,
5,250,000	4.250%, 02/01/2022	5,697,064
3,000,000	3.375%, 10/01/2022 @	3,014,613
	PPL Energy Supply, LLC:
1,500,000	Series A, 5.700%, 10/15/2015	1,636,699
1,950,000	6.200%, 05/15/2016 @	2,204,298
3,077,000	PSE&G Power LLC,
	5.320%, 09/15/2016 @	3,499,247
3,500,000	Public Service Company of New Mexico,
	7.950%, 05/15/2018	4,275,355
220,953	RGS (I&M) Funding Corporation Debentures,
	9.820%, 12/07/2022	270,347
	Rockies Express Pipeline LLC:
850,000	3.900%, 04/15/2015 (Acquired 09/15/2011, Cost $860,316) *	837,250
2,000,000	6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,036,778) * @	2,045,000
2,695,000	5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,702,240) * @	2,560,250
300,000	Southern Natural Gas,
	5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $299,502) *	351,997
5,030,000	Spectra Energy Capital LLC,
	5.668%, 08/15/2014	5,444,517
2,850,000	Trans-Allegheny Interstate Line Company,
	4.000%, 01/15/2015 (Acquired 08/03/2012, Cost $2,999,345) *	2,985,794
2,600,000	Transcontinental Gas Pipe Line Company, LLC,
	4.450%, 08/01/2042 (Acquired 07/10/2012, Cost $2,592,226) *	2,657,918
1,489,000	Veolia Environnement SA,
	6.000%, 06/01/2018 f	1,735,766
1,034,000	Williams Companies Inc.,
	7.875%, 09/01/2021	1,355,712
	Williams Partners L.P.:
2,000,000	7.250%, 02/01/2017	2,432,040
500,000	6.300%, 04/15/2040	625,910
		139,991,575
Finance - 23.0%

1,045,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 02/25/2010 through 12/29/2011, Cost $1,029,000) *	1,066,527
5,000,000	ABN AMRO Bank N.V.,
	4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,363,400
2,000,000	AIG SunAmerica Global Financing X,
	6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,135,831) *	2,628,268
175,000	Allstate Corporation,
	5.350%, 06/01/2033 @	207,557
	Ally Financial Inc.:
250,000	6.750%, 12/01/2014	266,940
1,065,000	8.300%, 02/12/2015	1,179,487
5,000,000	4.625%, 06/26/2015	5,127,485
3,000,000	5.500%, 02/15/2017	3,135,849
	American General Finance Corporation:
325,000	5.850%, 06/01/2013 @	323,375
1,000,000	6.900%, 12/15/2017	850,000
	American International Group, Inc.:
2,500,000	3.800%, 03/22/2017 @	2,689,030
3,000,000	4.875%, 06/01/2022	3,380,871
225,000	AmSouth Bancorp,
	6.750%, 11/01/2025	230,911
	ANZ National (Int'l) LTD: * f
620,000	6.200%, 07/19/2013 (Acquired 01/31/2012, Cost $640,676)	644,460
2,000,000	1.850%, 10/15/2015 (Acquired 07/26/2012, Cost $1,998,580)	2,022,532
2,500,000	AON Corporation,
	3.500%, 09/30/2015	2,649,662
975,000	Arden Realty Limited Partnership,
	5.250%, 03/01/2015	1,055,555
2,464,000	ASIF Global Financing XIX,
	4.900%, 01/17/2013 (Acquired 09/28/2011 through 12/06/2011, Cost $2,479,739) *	2,476,320
4,325,000	Associates Corporation of North America,
	6.950%, 11/01/2018	5,200,454
2,250,000	Australia and New Zealand Banking Group Limited,
	3.250%, 03/01/2016 (Acquired 02/22/2011 through 09/14/2011, Cost $2,242,128) * f	2,385,000
1,000,000	Banco Santander (Brasil) S.A.,
	4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f @	1,030,000
2,675,000	Bank of America Corporation Subordinated Notes,
	10.200%, 07/15/2015	3,110,664
2,060,000	Banponce Trust I,
	Series A, 8.327%, 02/01/2027	1,503,800
9,850,000	Barclays Bank PLC,
	6.750%, 05/22/2019 f	12,032,671
3,500,000	Berkshire Hathaway Finance Corporation,
	4.400%, 05/15/2042	3,602,200
3,000,000	BNP Paribas SA,
	2.375%, 09/14/2017 f	3,012,963
	Capital One Financial Corporation:
2,500,000	7.375%, 05/23/2014	2,751,463
1,015,000	3.150%, 07/15/2016	1,077,823
125,000	6.150%, 09/01/2016	142,688
	CIT Group, Inc.,
1,000,000	4.250%, 08/15/2017	1,037,818
500,000	5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	541,250
	Citigroup, Inc.:
1,954,000	6.010%, 01/15/2015	2,141,434
1,800,000	4.450%, 01/10/2017	1,977,080
	CNA Financial Corporation:
1,000,000	6.500%, 08/15/2016	1,152,020
3,625,000	5.875%, 08/15/2020 @	4,232,206
	Comerica Bank:
3,200,000	5.750%, 11/21/2016	3,678,909
2,855,000	5.200%, 08/22/2017	3,249,378
5,900,000	Commonwealth Bank of Australia,

	5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,401,297) * f	6,770,486
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect: f
2,000,000	3.375%, 01/19/2017	2,122,820
4,150,000	3.875%, 02/08/2022	4,404,353
2,100,000	Countrywide Financial Corporation,
	6.250%, 05/15/2016	2,289,867
6,966,000	Credit Suisse New York,
	5.300%, 08/13/2019 f	8,194,788
3,000,000	Credit Suisse USA, Inc.,
	5.125%, 08/15/2015	3,322,002
3,842,000	Deutsche Bank Aktiengesellschaft,
	3.450%, 03/30/2015 f	4,052,799
7,850,000	Dresdner Bank AG,
	7.250%, 09/15/2015 f	8,311,392
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027	503,967
2,300,000	First Empire Capital Trust II,
	8.277%, 06/01/2027	2,351,750
2,420,000	First Horizon National Corporation,
	5.375%, 12/15/2015	2,647,596
311,551	First National Bank of Chicago Pass-Through Certificates,
	Series 1993-A, 8.080%, 01/05/2018	345,941
1,448,000	FMR LLC,
	4.750%, 03/01/2013 (Acquired 11/28/2011 through 09/14/2012, Cost $1,464,833) *	1,469,869
	General Electric Capital Corporation:
1,150,000	5.625%, 09/15/2017	1,354,313
2,000,000	5.625%, 05/01/2018	2,358,600
1,875,000	5.500%, 01/08/2020 @	2,218,153
2,925,000	4.375%, 09/16/2020 @	3,225,708
8,450,000	4.650%, 10/17/2021	9,470,540
1,000,000	Genworth Financial, Inc.,
	7.625%, 09/24/2021 @	1,020,634
3,300,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 08/24/2011 through 01/12/2012, Cost $3,298,770) *	3,366,419
	GMAC Inc.:
1,305,000	7.500%, 12/31/2013 @	1,376,775
984,000	8.000%, 12/31/2018	1,107,000
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	125,589
1,805,000	Goldman Sachs Group LP,
	8.000%, 03/01/2013 (Acquired 05/19/2006 through 10/28/2010, Cost $1,834,697) *	1,851,793
	HSBC Bank USA NA:
3,000,000	4.625%, 04/01/2014	3,146,241
2,720,000	6.000%, 08/09/2017	3,170,848
1,120,000	HSBC Finance Corporation,
	5.500%, 01/19/2016 @	1,238,225
1,000,000	HSBC Holdings PLC,
	5.250%, 12/12/2012 f	1,008,782
800,000	Humana Inc.,
	7.200%, 06/15/2018	969,559
2,000,000	Hutchison Whampoa International Ltd.,
	3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * f	2,121,354
	ING Bank N.V.: * f
1,600,000	4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,600,987)	1,691,920
4,800,000	3.750%, 03/07/2017 (Acquired 02/29/2012, Cost $4,775,328)	5,057,784
2,500,000	5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) @	2,777,825
3,000,000	ING U.S., Inc.,
	5.500%, 07/15/2022 (Acquired 07/10/2012, Cost $2,998,380) *	3,129,552
	Invesco Ltd.: f
1,380,000	5.375%, 02/27/2013	1,404,214
5,781,000	5.375%, 12/15/2014	6,280,952
11,400,000	Irish Life & Permanent Group Holdings PLC,
	3.600%, 01/14/2013 (Acquired 12/01/2010 through 08/10/2012, Cost $11,201,800) * f	11,371,500

500,000	Istar Financial, Inc.,
	5.850%, 03/15/2017	475,000
875,000	Jefferies Group, Inc.,
	6.450%, 06/08/2027	896,875
1,000,000	Jefferson-Pilot Corp.,
	4.750%, 01/30/2014	1,042,460
3,540,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010 through 08/16/2012, Cost $4,193,774) *	4,442,275
	J.P. Morgan Chase & Co.:
1,075,000	3.450%, 03/01/2016	1,146,219
3,100,000	4.250%, 10/15/2020	3,387,041
2,400,000	4.350%, 08/15/2021	2,645,227
4,400,000	4.500%, 01/24/2022	4,880,700
2,500,000	Kemper Corporation,
	6.000%, 11/30/2015	2,627,262
	Key Bank NA:
2,500,000	5.800%, 07/01/2014	2,689,300
2,600,000	7.413%, 05/06/2015	2,883,772
820,000	4.950%, 09/15/2015	896,156
1,279,000	5.450%, 03/03/2016	1,437,183
2,670,000	4.625%, 06/15/2018	2,808,784
3,900,000	Kookmin Bank,
	7.250%, 05/14/2014 (Acquired 03/10/2010 through 01/18/2012, Cost $4,132,571) * f	4,256,815
	Liberty Mutual Group Inc.:
980,000	5.750%, 03/15/2014 (Acquired 12/21/2010 through 04/24/2012, Cost $1,008,597) *	1,029,513
500,000	6.500%, 03/15/2035 (Acquired 09/29/2008 through 03/22/2012, Cost $469,499) *	534,708
900,000	10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $750,603) *	1,305,000
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,079) *	388,119
	Lincoln National Corporation:
6,225,000	8.750%, 07/01/2019	8,156,480
825,000	6.050%, 04/20/2067	807,469
	Lloyds TSB Bank PLC: f
2,000,000	4.200%, 03/28/2017 @	2,206,702
6,350,000	5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,417,181) *	7,333,615
2,189,000	M&I Marshall & Ilsley Bank,
	4.850%, 06/16/2015	2,359,606
3,000,000	Macquarie Bank Limited,
	3.450%, 07/27/2015 (Acquired 07/19/2012, Cost $2,996,370) * f	3,070,311
	Manufacturer and Traders Trust Co.:
1,120,000	6.625%, 12/04/2017	1,349,200
265,000	5.585%, 12/28/2020	264,234
	Manulife Financial Corp.: f
4,716,000	3.400%, 09/17/2015	4,938,048
1,740,000	4.900%, 09/17/2020 @	1,923,502
	Marsh & McLennan Companies, Inc.:
2,600,000	4.850%, 02/15/2013	2,636,798
1,000,000	4.800%, 07/15/2021 @	1,123,649
700,000	MBIA Insurance Corp.,
	14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * @	357,000
	Merrill Lynch & Company:
100,000	5.000%, 02/03/2014	104,130
800,000	6.875%, 04/25/2018	958,491
725,000	7.750%, 05/14/2038	910,497
500,000	Metlife Capital Trust IV,
	7.875%, 12/15/2037 (Acquired 03/26/2012, Cost $550,958) *	590,000
	MetLife, Inc.:
300,000	Series A, 6.817%, 08/15/2018	377,489
530,000	7.717%, 02/15/2019	690,444
	Metropolitan Life Global Funding I:
2,340,000	2.500%, 09/29/2015 (Acquired 01/19/2012 through 09/25/2012, Cost $2,387,243) * @	2,435,500
2,415,000	3.125%, 01/11/2016 (Acquired 09/27/2011 through 06/01/2012, Cost $2,439,950) * @	2,571,086
	Morgan Stanley:

2,505,000	4.750%, 04/01/2014 @	2,593,151
650,000	6.000%, 04/28/2015	704,437
300,000	5.375%, 10/15/2015	323,146
1,500,000	5.450%, 01/09/2017	1,635,903
500,000	4.750%, 03/22/2017	536,080
1,125,000	6.625%, 04/01/2018	1,292,558
3,000,000	5.625%, 09/23/2019	3,277,437
3,000,000	National Australia Bank Ltd,
	3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $2,991,720) * f	3,172,080
6,000,000	National Australia Bank/New York,
	2.750%, 03/09/2017 f	6,291,660
6,170,000	National City Bank of Cleveland Subordinated Notes,
	5.800%, 06/07/2017	7,220,270
100,000	Nationwide Mutual Insurance Company,
	7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,392) *	117,141
3,709,000	Navigators Group Inc. Senior Unsecured Notes,
	7.000%, 05/01/2016	3,935,383
525,000	Nomura Holdings Inc.,
	6.700%, 03/04/2020 f @	600,191
	Nordea Bank AB: * f
130,000	3.700%, 11/13/2014 (Acquired 07/16/2012, Cost $135,059)	136,334
8,000,000	3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,047,593)	8,366,400
1,000,000	Principal Financial Group, Inc.,
	3.300%, 09/15/2022	1,011,257
	Prudential Financial Inc.:
2,797,000	6.200%, 01/15/2015	3,096,089
2,000,000	6.000%, 12/01/2017	2,367,524
3,316,000	Prudential Holdings LLC,
	8.695%, 12/18/2023 (Acquired 11/29/2011 through 09/12/2012, Cost $4,099,147) *	4,176,767
7,475,000	Regions Bank,
	7.500%, 05/15/2018	8,820,500
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047	1,365,000
3,500,000	Reliance Holdings USA Inc,
	5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,519,146) * @	3,728,151
300,000	Santander Financial Issuances,
	7.250%, 11/01/2015 f @	307,650
2,500,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 08/25/2011, Cost $2,441,289) * f	2,496,025
	SLM Corporation:
8,000,000	5.375%, 05/15/2014	8,426,176
50,000	5.625%, 08/01/2033	47,200
5,500,000	Societe Generale SA,
	5.200%, 04/15/2021 (Acquired 09/20/2011 through 12/09/2011, Cost $4,783,979) * f @	5,902,050
6,576,000	Sovereign Bank,
	8.750%, 05/30/2018	7,554,713
7,000,000	State Bank of India,
	4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,160,615
1,500,000	Sumitomo Mitsui Banking Corporation,
	3.150%, 07/22/2015 (Acquired 09/23/2011, Cost $1,546,177) * f	1,577,895
	SunTrust Banks, Inc.:
1,500,000	3.600%, 04/15/2016	1,602,548
4,250,000	3.500%, 01/20/2017	4,561,627
3,772,000	7.250%, 03/15/2018	4,557,217
1,000,000	Susa Partnership LP,
	8.200%, 06/01/2017	1,228,867
	Svenska Handelsbanken AB: f
2,040,000	4.875%, 06/10/2014 (Acquired 07/16/2012, Cost $2,151,934) *	2,161,176
2,425,000	2.875%, 04/04/2017	2,552,106
3,000,000	Swedbank AB,
	2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	2,989,680
3,590,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 10/12/2010 through 11/07/2011, Cost $3,779,733) *	3,883,680

6,000,000	Talent Yield Investments Ltd,
	4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f @	6,490,458
1,000,000	TD Ameritrade Holding Corporation,
	5.600%, 12/01/2019	1,175,046
6,000,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
	2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,230,850
600,000	The Bear Stearns Companies LLC,
	5.300%, 10/30/2015	669,258
1,320,000	The Chubb Corp.,
	6.375%, 03/29/2067 @	1,405,800
	The Goldman Sachs Group, Inc.:
3,000,000	5.950%, 01/18/2018	3,483,738
6,500,000	6.150%, 04/01/2018	7,586,663
1,000,000	5.250%, 07/27/2021	1,102,435
300,000	6.750%, 10/01/2037	321,385
	The Hartford Financial Services Group, Inc.:
1,000,000	7.300%, 11/01/2015	1,147,465
2,913,000	5.375%, 03/15/2017 @	3,249,020
3,000,000	4.000%, 10/15/2017	3,224,508
5,400,000	6.300%, 03/15/2018	6,256,759
800,000	8.125%, 06/15/2038 @	921,000
	The Royal Bank of Scotland Group PLC: f
705,000	5.000%, 11/12/2013	719,312
1,528,000	5.050%, 01/08/2015 @	1,585,115
4,225,000	2.550%, 09/18/2015	4,275,835
2,850,000	6.125%, 01/11/2021	3,404,151
1,275,000	Torchmark Corporation,
	3.800%, 09/15/2022	1,303,996
	UBS AG: f
5,000,000	2.250%, 01/28/2014	5,079,045
4,800,000	5.750%, 04/25/2018 @	5,656,454
1,100,000	UnionBanCal Corp.,
	3.500%, 06/18/2022	1,163,395
1,000,000	UnitedHealth Group, Inc.,
	6.000%, 02/15/2018 @	1,228,168
1,000,000	Unitrin, Inc. Senior Unsecured Notes,
	6.000%, 05/15/2017	1,086,923
8,322,000	Wachovia Bank, NA,
	6.000%, 11/15/2017	10,035,675
3,970,000	WEA Finance LLC,
	7.500%, 06/02/2014 (Acquired 12/28/2011 through 07/18/2012, Cost $4,272,700) *	4,374,444
	Westpac Banking Corporation: f
8,000,000	2.000%, 08/14/2017	8,095,784
150,000	4.875%, 11/19/2019	171,261
2,600,000	Willis North America, Inc.,
	5.625%, 07/15/2015	2,816,453
		507,763,700
Residential Mortgage-Backed Securities - 25.1%
U.S. Government Agency Issues - 21.8%
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Through Certificates:
142,815	5.000%, 12/01/2020	154,693
266,487	5.000%, 05/01/2021	288,650
52,206	6.000%, 06/01/2021	57,503
18,132,111	3.000%, 05/01/2027	19,174,304
60,877	6.500%, 12/01/2028	71,839
27,658	6.500%, 06/01/2029	32,498
1,070,108	5.500%, 04/01/2037	1,167,182
619,153	5.500%, 04/01/2038	675,319
1,084,791	5.500%, 05/01/2038	1,182,180
12,331,550	4.500%, 11/01/2039	13,265,225
4,129,126	4.500%, 11/01/2039	4,441,760
10,765,527	4.500%, 08/01/2040	11,610,910
18,022,805	4.500%, 08/01/2040	19,438,079

16,856,869	3.500%, 06/01/2042	18,109,282
23,145,483	3.500%, 07/01/2042	24,865,121
	Federal Home Loan Mortgage Corporation (FHLMC) Pass-Through Certificates:
1,702,879	Series R010, Class VA, 5.500%, 04/15/2017	1,747,922
158,553	Series R010, Class AB, 5.500%, 12/15/2019	159,948
7,823	Series 1053, Class G, 7.000%, 03/15/2021	9,194
15,662	Series 136, Class E, 6.000%, 04/15/2021	17,144
185,609	Series 2804, Class VC, 5.000%, 07/15/2021	205,107
12,926	Series 1122, Class G, 7.000%, 08/15/2021	15,118
28,430	Series 1186, Class I, 7.000%, 12/15/2021	32,317
1,309	Series 3132, Class MA, 5.500%, 12/15/2023	1,309
	Federal National Mortgage Association (FNMA) Pass-Through Certificates:
7,712	Series 1989-94, Class G, 7.500%, 12/25/2019	8,706
25,781	Series 1990-15, Class J, 7.000%, 02/25/2020	28,684
4,757	Series 1991-21, Class J, 7.000%, 03/25/2021	5,357
94,394	Series 1991-43, Class J, 7.000%, 05/25/2021	107,107
110,429	Series 1991-65, Class Z, 6.500%, 06/25/2021	120,362
1,047,923	5.000%, 11/01/2021	1,142,657
186,963	Series 1992-129, Class L, 6.000%, 07/25/2022	208,787
135,526	Series 2003-33, Class LD, 4.250%, 09/25/2022	137,127
551,492	5.500%, 03/01/2023	609,602
40,294	Series 1993-32, Class H, 6.000%, 03/25/2023	44,249
205,086	Series 1993-58, Class H, 5.500%, 04/25/2023	226,282
253,264	5.500%, 07/01/2023	279,949
371,125	5.500%, 12/01/2023	410,694
82,006	6.000%, 03/01/2026	90,765
324,188	5.000%, 05/01/2028	356,433
46,414	6.500%, 09/01/2028	54,735
100,450	6.500%, 02/01/2029	118,457
51,080	5.500%, 01/01/2032	56,494
4,225,119	5.500%, 04/01/2034	4,663,627
4,271,910	5.500%, 04/01/2034	4,740,724
9,270,666	Series 2004-90, Class LH, 5.000%, 04/25/2034	9,815,457
389,260	Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	403,447
336,989	Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	347,631
1,101,219	Series 2004-W10, Class A4, 5.750%, 08/25/2034	1,125,845
131,816	5.500%, 09/01/2034	145,540
67,358	5.500%, 02/01/2035	74,371
7,874,427	5.000%, 04/01/2035	8,605,975
23,215,014	5.000%, 07/01/2035	25,511,488
13,250,648	5.000%, 02/01/2036	14,509,968
2,607,132	5.000%, 03/01/2036	2,857,058
13,611,818	5.500%, 04/01/2036	15,012,043
475,346	6.000%, 08/01/2037	520,175
5,252,580	4.000%, 08/01/2040	5,666,338
3,343,289	4.000%, 10/01/2040	3,606,648
9,009,716	4.000%, 12/01/2040	10,029,141
6,776,791	3.500%, 01/01/2041	7,274,764
15,452,318	4.000%, 01/01/2041	16,669,533
17,791,804	3.500%, 02/01/2041	19,099,184
30,161,245	4.000%, 02/01/2041	32,537,118
8,391,095	3.500%, 03/01/2041	9,007,690
7,036,576	4.500%, 07/01/2041	7,653,769
15,547,933	4.000%, 09/01/2041	16,777,539
12,744,344	4.000%, 12/01/2041	13,752,229
18,175,243	3.000%, 05/01/2042	19,206,323
17,456,549	3.500%, 06/01/2042	18,742,021
	Government National Mortgage Association (GNMA) Pass-Through Certificates:
62,021	6.000%, 12/20/2028	70,521
26,468	6.500%, 01/20/2029	30,907
134,368	Series 2003-2, Class PB, 5.500%, 03/20/2032	139,246
51,131	6.000%, 11/20/2033	58,314
7,425,128	4.500%, 05/20/2040	8,244,032

3,356,741	5.000%, 07/20/2040	3,740,718
19,448,251	4.500%, 01/20/2041	21,585,821
54,225,140	4.000%, 06/20/2042	59,746,906
		482,701,162
Non-U.S. Government Agency Issues - 3.3%
	Bank of America Alternative Loan Trust:
2,311,353	Series 2004-1, Class 5A2, 5.500%, 02/25/2019	2,362,774
401,369	Series 2004-2, Class 5A1, 5.500%, 03/25/2019	413,624
2,519,410	Series 2004-8, Class 3A1, 5.500%, 09/25/2019	2,552,747
79,662	Series 2005-2, Class 4A1, 5.500%, 03/25/2020	84,232
1,211,361	Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,243,264
143,479	Series 2005-8, Class 5A1, 5.500%, 09/25/2020	146,733
288,822	Series 2006-2, Class 6A1, 5.500%, 03/25/2021	294,954
1,345,479	Series 2007-1, Class 1A1, 5.966%, 04/25/2022	1,371,070
4,536,446	Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	4,498,984
293,767	Series 2006-3, Class 6A1, 6.000%, 04/25/2036	301,489
389,118	Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	307,776
	Banc of America Mortgage Securities Inc,
8,243,866	Series 2003-L, Class 2A1, 2.935%, 01/25/2034	8,209,266
1,515,227	Series 2005-9, Class 1A5, 5.500%, 10/25/2035	1,533,408
	Chase Mortgage Finance Corporation:
34,908	Series 2003-S13, Class A11, 5.500%, 11/25/2033	35,463
882,341	Series 2006-A1, Class 2A3, 5.513%, 09/25/2036 §	772,556
	Citigroup Mortgage Loan Trust, Inc.:
89,574	Series 2005-9, Class 2A2, 5.500%, 11/25/2035	89,676
343,550	Series 2005-9, Class 22A2, 6.000%, 11/25/2035	309,302
	Countrywide Alternative Loan Trust:
4,363,784	Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	4,449,624
714,343	Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	672,116
850,133	Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	805,606
478,911	Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	468,363
768,281	Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	771,629
1,183,324	Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036	979,553
231,821	Series 2006-J2, Class A3, 6.000%, 04/25/2036 §	184,759
1,275,705	Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	863,868
2,147,494	Countrywide Home Loan Mortgage Pass Through Trust,
	Series 2005-6, Class 2A1, 5.500%, 04/25/2035	2,165,853
	Credit Suisse First Boston Mortgage Securities Corp,
1,513,230	Series 2005-7, Class 3A1, 5.000%, 08/25/2020	1,535,873
18,014	Series 2005-11, Class 5A1, 5.250%, 12/25/2020	18,044
1,346,049	Deutsche ALT-A Securities Inc. Alternate Loan Trust,
	Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,321,233
197,687	Deutsche Mortgage Securities Inc.,
	Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	157,920
	First Horizon Alternative Mortgage Securities:
432,125	Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	436,040
1,279,800	Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,281,391
3,124,914	GSR Mortgage Loan Trust,
	Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	3,227,980
	J.P. Morgan Alternative Loan Trust:
1,838,887	Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	1,847,723
175,692	Series 2006-A1, Class 2A1, 2.799%, 03/25/2036 §	120,657
1,245,284	Series 2006-S2, Class A2, 5.810%, 05/25/2036	1,243,847
300,000	Series 2006-S3, Class A3A, 6.000%, 08/25/2036	278,699
	J.P. Morgan Mortgage Trust:
584,027	Series 2006-A7, Class 2A4R, 2.802%, 01/25/2037 §	468,698
13,622,378	Series 2007-A2, Class 2A3, 2.899%, 04/25/2037	11,029,685
	Master Alternative Loans Trust:
346,019	Series 2004-1, Class 1A1, 5.000%, 01/25/2019	355,181
1,040,521	Series 2004-5, Class 4A1, 5.500%, 07/25/2019	1,100,796
1,680,692	Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,768,475
106,607	Series 2003-5, Class 6A1, 6.000%, 08/25/2033	113,540
494,505	Master Asset Securitization Trust,

	Series 2005-2, Class 1A1, 5.250%, 11/25/2035	501,207
109,670	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	111,092
	Residential Accredit Loans, Inc.:
3,533,296	Series 2004-QS3, Class CB, 5.000%, 03/25/2019	3,681,807
2,852,704	Series 2004-QS13, Class CB, 5.000%, 09/25/2019	2,938,845
820,452	Series 2005-QS2, Class A-1, 5.500%, 02/25/2035	788,821
1,084,302	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	1,099,932
	Washington Mutual, Inc. Pass-Through Certificates:
159,380	Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	165,228
140,405	Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	144,857
291,466	Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	304,494
80,221	Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	83,599
133,344	Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	138,817
175,014	Wells Fargo Alternative Loan Trust,
	Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	137,926
		58,713,449
Asset Backed Securities - 3.2%
23,030	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.450%, 12/25/2027	22,510
	Bayview Financial Acquisition Trust:
608,381	Series 2007-A, Class 1A2, 6.205%, 05/28/2037	615,916
150,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	74,290
	Citigroup Mortgage Loan Trust, Inc.:
7,986,392	Series 2006-WFH3, Class A3, 0.367%, 10/25/2036	7,833,708
2,378,000	Series 2007-WFH1, Class A3, 0.367%, 01/25/2037	2,149,484
	Countrywide Asset-Backed Certificates:
147,612	Series 2004-12, Class AF6, 4.634%, 03/25/2035	144,421
896,188	Series 2004-15, Class AF6, 4.613%, 04/25/2035	872,424
2,871,241	Series 2005-7, Class AF6, 4.693%, 08/25/2035	2,664,805
1,752,641	Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,534,129
480,022	Series 2005-10, Class AF6, 4.915%, 02/25/2036	428,868
1,623,405	Series 2005-13, Class AF3, 5.410%, 04/25/2036	1,344,371
231,958	Series 2006-S9, Class A3, 5.728%, 08/25/2036	205,559
139,215	Series 2007-S1, Class A6, 5.693%, 11/25/2036	113,725
185,665	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037 §	176,381
220,529	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 §	143,895
160,796	Series 2007-S2, Class A2, 5.649%, 05/25/2037	145,522
300,000	Series 2007-4, Class A3, 5.714%, 09/25/2037	209,563
1,300,000	Series 2006-10, Class 1AF3, 5.639%, 09/25/2046	784,361
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	392,091
1,473,866	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,365,223
2,711	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	2,653
	Green Tree Financial Corporation:
19,458	Series 1993-4, Class A5, 7.050%, 01/15/2019	19,689
9,036	Series 1997-1, Class A5, 6.860%, 03/15/2028	9,524
34,289	Series 1997-4, Class A5, 6.880%, 02/15/2029	35,859
458,635	Series 1997-5, Class A6, 6.820%, 05/15/2029	494,926
564,028	Series 1998-3, Class A5, 6.220%, 03/01/2030	618,487
243,305	Series 1998-4, Class A5, 6.180%, 04/01/2030	252,194
1,796,498	Home Equity Asset Trust,
	Series 2006-4, Class 2A3, 0.387%, 08/25/2036	1,694,742
	J.P. Morgan Mortgage Acquisition Corp:
10,000,000	Series 2007-CH1, Class AV5, 0.457%, 11/25/2036	8,065,230
2,776,895	Series 2007-CH4, Class A2, 0.277%, 05/25/2037	2,696,393
21,775,337	Morgan Stanley Home Equity Loan Trust,
	Series 2006-2, Class A3, 0.387%, 02/25/2036	21,334,626
35,262	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.450%, 11/15/2017	34,579
993,338	Option One Mortgage Loan Trust,

	Series 2005-4, Class A3, 0.477%, 11/25/2035	976,010
	Renaissance Home Equity Loan Trust:
217,169	Series 2005-1, Class AF6, 4.970%, 05/25/2035	201,009
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	425,582
712,264	Series 2006-3, Class AF2, 5.580%, 11/25/2036	387,043
498,955	Series 2007-1, Class AF2, 5.512%, 04/25/2037	238,350
299,373	Series 2007-1, Class AF3, 5.612%, 04/25/2037	145,554
1,498,819	Series 2007-2, Class AF2, 5.675%, 06/25/2037	679,052
	Residential Asset Mortgage Products, Inc.,
94,228	Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	92,925
2,986,984	Series 2004-RS4, Class A16, 5.072%, 04/25/2034	3,079,876
	Residential Asset Securities Corporation:
124,954	Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	109,959
99,622	Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	95,638
874,675	Series 2006-EMX8, Class 1A2, 0.337%, 10/25/2036	865,611
5,782,792	Springleaf Mortgage Loan Trust,
	Series 2012-2, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $5,782,137) *	5,808,092
		69,584,849
Commercial Mortgage Backed Securities - 8.3%
16,160,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	17,924,559
13,222,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.393%, 07/15/2044	14,817,155
	Commercial Mortgage Pass-Through Certificates:
5,987,000	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	6,648,773
16,923,000	Series 2012-CR1, Class A3, 3.391%, 05/15/2045	18,262,015
10,575,000	Series 2012-CR2, Class A4, 3.147%, 08/15/2045	11,171,018
16,925,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.100%, 08/15/2038	18,773,176
	Federal National Mortgage Association (FNMA),
5,100,000	Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	5,223,813
	GE Capital Commercial Mortgage Corporation:
1,503,992	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,531,729
1,600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,701,181
12,795,000	Series 2005-C4, Class A4, 5.305%, 11/10/2045	14,488,277
	GMAC Commercial Mortgage Securities, Inc.:
1,109,594	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,120,598
6,727,000	Series 2004-C2, Class A4, 5.301%, 08/10/2038	7,232,514
17,145,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation,
	Series 2011-C5, Class A3, 4.171%, 08/15/2046	19,629,053
15,505,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	17,114,481
11,275,000	Morgan Stanley Capital I,
	Series 2005-HQ7, Class A4, 5.201%, 11/14/2042	12,583,971
	Wachovia Bank Commercial Mortgage Trust:
721,201	Series 2003-C3, Class A2, 4.867%, 02/15/2035	726,023
5,000,000	Series 2005-C22, Class A4, 5.469%, 12/15/2044	5,629,240
9,000,000	WF-RBS Commercial Mortgage Trust,
	Series 2012-C6, Class A4, 3.440%, 04/15/2045	9,753,201
		184,330,777
	Total Long-Term Investments (Cost $2,071,049,307)	2,147,366,843

Shares
SHORT-TERM INVESTMENTS - 2.1%
Money Market Mutual Funds - 2.1%
5,403,135	Dreyfus Institutional Cash Advantage Fund, 0.13% «	5,403,135
42,000,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.17% «	42,000,000
	Total Short-Term Investments (Cost $47,403,135)	47,403,135

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 6.5%
	Commercial Paper - 0.0%

$248,042	Atlantic East Funding LLC, 0.566%, 03/25/2013 † **	177,590
	Total Commercial Paper (Cost $248,042)	177,590
Shares
	Investment Companies - 6.5%
142,719,325	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	142,719,325
	Total Investment Companies (Cost $142,719,325)	142,719,325

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $142,967,367)	142,896,915
	Total Investments (Cost $2,261,419,809) - 106.3%	2,337,666,893

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α †	70,452
	Total (Cost $0)	70,452
	Liabilities in Excess of Other Assets - (6.3)%	(138,578,201)
	TOTAL NET ASSETS - 100.0%	$2,199,159,144

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2012.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$253,011,009	$-	$253,011,009
Taxable Municipal Bonds	-	46,743,992	-	46,743,992
Other Government Related Securities	-	49,741,220	-	49,741,220
Corporate Bonds	-	1,002,535,710	4,675	1,002,540,385
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	482,701,162	-	482,701,162
Residential Mortgage-Backed Securities - Non - U.S. Government Agency Issues	-	58,713,449	-	58,713,449
Asset Backed Securities	-	69,584,849	-	69,584,849
Commercial Mortgage-Backed Securities	-	184,330,777	-	184,330,777
Total Fixed Income	-	2,147,362,168	4,675	2,147,366,843

Short-Term Investments
Money Market Mutual Funds	47,403,135	-	-	47,403,135
Total Short-Term Investments	47,403,135	-	-	47,403,135

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	177,590	-	177,590
Money Market Mutual Fund	142,719,325	-	-	142,719,325
Total Investments Purchased with
Cash Proceeds from Securities Lending	142,719,325	177,590	-	142,896,915

Total Investments	$190,122,460	$2,147,539,758	$4,675	$2,337,666,893

Asset Relating to Securities Lending Investments	$-	$70,452	$-	$70,452

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$4,675
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2012	$4,675

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.9%
	Aerospace & Defense - 2.1%
3,232	Precision Castparts Corp.	$527,915
	Beverages - 3.5%
22,600	The Coca-Cola Company	857,218
	Biotechnology - 1.6%
6,000	Gilead Sciences, Inc. * @	397,980
	Capital Markets - 2.0%
4,816	State Street Corporation	202,079
4,489	T. Rowe Price Group, Inc.	284,154
		486,233
	Chemicals - 3.0%
7,250	Praxair, Inc.	753,130
	Commercial Services & Supplies - 2.3%
6,175	Stericycle, Inc. *	558,961
	Communications Equipment - 2.7%
975	F5 Networks, Inc. *	102,083
9,225	QUALCOMM Incorporated	576,470
		678,553
	Computers & Peripherals - 10.6%
2,985	Apple Inc.	1,991,771
22,950	EMC Corporation *	625,847
		2,617,618
	Construction & Engineering - 1.3%
5,700	Fluor Corporation	320,796
	Electrical Equipment - 0.7%
3,675	Emerson Electric Company	177,392
	Energy Equipment & Services - 2.4%
1,231	Core Laboratories N.V. f	149,542
3,650	Oceaneering International, Inc.	201,662
3,412	Schlumberger Limited f	246,790
		597,994
	Food & Staples Retailing - 3.0%
7,725	Whole Foods Market, Inc.	752,415
	Health Care Equipment & Supplies - 2.1%
1,065	Intuitive Surgical, Inc. *	527,846
	Health Care Providers & Services - 2.9%
2,675	Catamaran Corporation * f	262,070
7,500	Express Scripts Holding Co *	470,025
		732,095
	Health Care Technology - 0.9%
2,850	Cerner Corporation *	220,618
	Hotels, Restaurants & Leisure - 2.9%
4,350	Las Vegas Sands Corp.	201,710
9,975	Starbucks Corporation	506,231
		707,941
	Industrial Conglomerates - 2.7%
11,984	Danaher Corporation	660,918
	Insurance - 0.5%
2,850	Aflac, Inc.	136,458
	Internet & Catalog Retail - 2.3%
1,423	Amazon.com, Inc. * @	361,897
346	priceline.com Incorporated *	214,081
		575,978

	Internet Software & Services - 3.6%
3,850	Akamai Technologies, Inc. *	147,301
2,150	Facebook, Inc. *	46,547
914	Google, Inc. - Class A * @	689,613
		883,461
	IT Services - 5.9%
9,975	Cognizant Technology Solutions Corporation - Class A *	697,452
1,187	MasterCard, Inc. - Class A	535,907
3,000	Teradata Corporation *	226,230
		1,459,589
	Life Sciences Tools & Services - 1.2%
5,975	Illumina, Inc. * @	287,995
	Machinery - 3.2%
4,371	Caterpillar Inc.	376,081
8,625	Eaton Corporation	407,617
		783,698
	Media - 2.4%
11,350	DIRECTV *	595,421
	Multiline Retail - 2.2%
10,765	Dollar General Corporation *	554,828
	Oil, Gas & Consumable Fuels - 2.9%
4,300	Cabot Oil & Gas Corporation	193,070
3,600	Continental Resources, Inc. *	276,840
7,300	Southwestern Energy Company *	253,894
		723,804
	Pharmaceuticals - 3.6%
6,100	Allergan, Inc.	558,638
2,850	Perrigo Company	331,084
		889,722
	Real Estate Investment Trusts (REITs) - 1.8%
4,775	American Tower Corp.	340,887
745	Simon Property Group, Inc. @	113,099
		453,986
	Semiconductors & Semiconductor Equipment - 1.5%
16,400	Intel Corporation @	371,952
	Software - 10.2%
5,575	Citrix Systems, Inc. *	426,878
6,175	Fortinet, Inc. *	149,065
29,150	Microsoft Corporation	868,087
13,050	Oracle Corporation	410,944
4,460	Salesforce.com, Inc. *	680,997
		2,535,971
	Specialty Retail - 7.4%
10,600	Dick's Sporting Goods, Inc.	549,610
6,450	O'Reilly Automotive, Inc. *	539,349
4,125	Tiffany & Co.	255,255
2,225	Tractor Supply Company	220,030
7,200	Urban Outfitters, Inc. *	270,432
		1,834,676
	Textiles, Apparel & Luxury Goods - 0.9%
2,232	NIKE, Inc.	211,839
	Trading Companies & Distributors - 1.6%
9,144	Fastenal Company	393,101
	Total Common Stocks (Cost $17,506,979)	24,268,102

	SHORT-TERM INVESTMENTS - 3.3%
	Money Market Mutual Funds - 3.3%
410,526	Dreyfus Institutional Cash Advantage Fund, 0.13% «	410,526
400,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.17% «	400,000
	Total Short-Term Investments (Cost $810,526)	810,526
Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 3.2%
	Commercial Paper - 0.4%
$143,742	Atlantic East Funding LLC, 0.566%, 03/25/2013 † **	102,914
	Total Commercial Paper (Cost $143,742)	102,914

Shares
	Investment Companies - 2.8%
694,541	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	694,541
	Total Investment Companies (Cost $694,541)	694,541

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $838,283)	797,455
	Total Investments (Cost $19,155,788) - 104.4%	25,876,083

	Asset Relating to Securities Lending Investments - 0.2%
	Support Agreement * α **†	40,828
	Total (Cost $0)	40,828
	Liabilities in Excess of Other Assets - (4.6)%	(1,125,605)
	TOTAL NET ASSETS - 100.0%	$24,791,306

Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2012.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$ 24,268,102	$ -	$ -	$ 24,268,102
Total Equity	24,268,102	-	-	24,268,102

Short-Term Investments
Money Market Mutual Fund	810,526	-	-	810,526
Total Short-Term Investments	810,526	-	-	810,526

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	102,914	-	102,914
Money Market Mutual Fund	694,541	-	-	694,541
Total Investments Purchased with
Cash Proceeds from Securities Lending	694,541	102,914	-	797,455

Total Investments*	$ 25,773,169	$ 102,914	$ -	$ 25,876,083

Asset Relating to Securities Lending Investments	$ -	$ 40,828	$ -	$ 40,828

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.3%
	Auto Components - 2.8%
129,655	Gentex Corporation	$2,205,432
47,835	WABCO Holdings Inc.	2,758,644
		4,964,076
	Automobiles - 1.6%
68,745	Harley-Davidson, Inc.	2,912,726
	Biotechnology - 1.4%
21,795	Alexion Pharmaceuticals, Inc. * @	2,493,348
	Capital Markets - 5.1%
25,056	Affiliated Managers Group, Inc. *	3,081,888
51,318	Greenhill & Co., Inc. @	2,655,707
137,155	Invesco Limited f	3,427,503
		9,165,098
	Chemicals - 1.8%
38,620	Airgas, Inc.	3,178,426
	Commercial Banks - 0.9%
79,400	East West Bancorp, Inc.	1,676,928
	Commercial Services & Supplies - 1.7%
34,110	Stericycle, Inc. * @	3,087,637
	Communications Equipment - 2.8%
13,365	F5 Networks, Inc. *	1,399,315
49,590	Plantronics, Inc.	1,752,015
81,565	Riverbed Technology, Inc. *	1,898,018
		5,049,348
	Computers & Peripherals - 1.0%
55,550	NetApp, Inc. *	1,826,484
	Construction & Engineering - 0.9%
30,000	Fluor Corporation	1,688,400
	Containers & Packaging - 1.5%
53,407	AptarGroup, Inc.	2,761,676
	Electrical Equipment - 5.1%
42,300	Acuity Brands, Inc. @	2,677,167
41,645	Rockwell Automation, Inc.	2,896,410
32,812	Roper Industries, Inc.	3,605,710
		9,179,287
	Electronic Equipment, Instruments & Components - 2.8%
83,410	Plexus Corp. *	2,526,489
54,050	Trimble Navigation Limited *	2,576,023
		5,102,512
	Energy Equipment & Services - 3.7%
24,630	Core Laboratories N.V. f	2,992,052
66,011	Oceaneering International, Inc.	3,647,108
		6,639,160
	Food Products - 2.1%
59,412	McCormick & Co, Incorporated	3,685,920
	Health Care Providers & Services - 3.7%
37,914	Catamaran Corporation * f	3,714,435
89,250	HMS Holdings Corp. * @	2,983,627
		6,698,062
	Health Care Technology - 1.5%
33,625	Cerner Corporation * @	2,602,911

	Hotels Restaurants & Leisure - 3.3%
37,833	Buffalo Wild Wings Inc. * @	3,243,802
104,525	InterContinental Hotels Group PLC ADR f @	2,743,781
		5,987,583
	Household Products - 2.2%
71,451	Church & Dwight Co., Inc. @	3,857,640
	IT Services - 4.6%
28,760	Alliance Data Systems Corporation * @	4,082,482
54,785	Teradata Corporation *	4,131,337
		8,213,819
	Life Sciences Tools & Services - 3.7%
118,206	ICON PLC ADR * f	2,880,680
76,575	Illumina, Inc. * @	3,690,915
		6,571,595
	Machinery - 2.8%
101,210	Actuant Corporation	2,896,630
39,155	Joy Global Inc.	2,195,030
		5,091,660
	Multiline Retail - 2.5%
87,845	Dollar General Corporation *	4,527,531
	Office Electronics - 1.1%
54,810	Zebra Technologies Corporation *	2,057,567
	Oil, Gas & Consumable Fuels - 3.6%
84,130	Cabot Oil & Gas Corporation	3,777,437
55,935	Whiting Petroleum Corporation *	2,650,200
		6,427,637
	Pharmaceuticals - 2.3%
35,135	Perrigo Company @	4,081,633
	Professional Services - 1.4%
68,010	Manpower Inc.	2,502,768
	Real Estate Investment Trust (REIT) - 1.8%
46,915	Digital Realty Trust, Inc. @	3,277,013
	Road & Rail - 1.8%
61,795	J.B. Hunt Transport Services, Inc.	3,215,812
	Semiconductors & Semiconductor Equipment - 3.2%
76,675	Altera Corporation	2,605,800
51,688	Microchip Technology Incorporated @	1,692,265
58,750	Skyworks Solutions, Inc. *	1,384,444
		5,682,509
	Software - 5.1%
51,250	ANSYS, Inc. * @	3,761,750
46,660	Citrix Systems, Inc. *	3,572,756
36,000	Sourcefire, Inc. * @	1,765,080
		9,099,586
	Specialty Retail - 11.6%
83,761	Dick's Sporting Goods, Inc. @	4,343,008
51,190	O'Reilly Automotive, Inc. *	4,280,508
41,450	Tiffany & Co.	2,564,926
27,971	Tractor Supply Company	2,766,052
35,745	Ulta Salon, Cosmetics & Fragrance, Inc.	3,442,422

93,569	Urban Outfitters, Inc. * @	3,514,452
		20,911,368
	Textiles, Apparel & Luxury Goods - 1.2%
37,290	Under Armour, Inc. - Class A * @	2,081,901
	Trading Companies & Distributors - 3.7%
67,442	Fastenal Company @	2,899,331
49,140	Watsco, Inc. @	3,724,321
		6,623,652
	Total Common Stocks (Cost $154,536,082)	172,923,273

	SHORT-TERM INVESTMENTS - 5.9%
	Money Market Mutual Funds - 5.9%
7,570,809	Dreyfus Institutional Cash Advantage Fund, 0.13% «	7,570,809
3,000,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.17% «	3,000,000
	Total Short-Term Investments (Cost $10,570,809)	10,570,809

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 11.1%
	Commercial Paper - 0.1%
$202,346	Atlantic East Funding LLC, 0.566%, 03/25/2013 † **	144,873
	Total Commercial Paper (Cost $202,346)	144,873
Shares
	Investment Companies - 11.0%
19,827,318	Mount Vernon Securities Lending Trust Prime Portfolio, 0.30% «	19,827,318
	Total Investment Companies (Cost $19,827,318)	19,827,318

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $20,029,664)	19,972,191
	Total Investments (Cost $185,136,555) - 113.3%	203,466,273

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement * α **†	57,473
	Total (Cost $0)	57,473
	Liabilities in Excess of Other Assets - (13.3)%	(23,948,789)
	TOTAL NET ASSETS - 100.0%	$179,574,957

Notes to Schedule of Investments
ADR	American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2012.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$172,923,273	$-	$-	$172,923,273
Total Equity	172,923,273	-	-	172,923,273

Short-Term Investments
Money Market Mutual Funds	10,570,809	-	-	10,570,809
Total Short-Term Investments	10,570,809	-	-	10,570,809

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	144,873	-	144,873
Money Market Mutual Fund	19,827,318	-	-	19,827,318
Total Investments Purchased with
Cash Proceeds from Securities Lending	19,827,318	144,873	-	19,972,191

Total Investments*	$203,321,400	$144,873	$-	$203,466,273

Asset Relating to Securities Lending Investments	$-	$57,473	$-	$57,473

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.8%
	Aerospace & Defense - 4.2%
6,258	Hexcel Corporation *	$150,317
2,832	Triumph Group, Inc.	177,085
		327,402
	Capital Markets - 2.4%
2,371	Diamond Hill Investment Group, Inc.	181,808
	Commercial Services & Supplies - 3.3%
2,437	Portfolio Recovery Associates, Inc. *	254,496
	Construction & Engineering - 6.7%
7,650	MasTec, Inc. *	150,705
8,630	MYR Group Inc. *	172,169
7,905	Quanta Services, Inc. *	195,253
		518,127
	Consumer Finance - 7.2%
11,726	EZCORP, Inc. *	268,877
6,191	First Cash Financial Services, Inc. *	284,848
		553,725
	Diversified Telecommunication Services - 1.4%
11,002	Windstream Corporation	111,230
	Electric Utilities - 1.7%
3,622	UIL Holdings Corporation	129,885
	Energy Equipment & Services - 5.1%
6,390	Mitcham Industries, Inc. *	101,793
6,193	Superior Energy Services, Inc. *	127,080
88,196	Vantage Drilling Co * f	162,281
		391,154
	Health Care Equipment & Supplies - 3.8%
4,809	ICU Medical, Inc. *	290,848
	Hotels, Restaurants & Leisure - 2.2%
10,739	Shuffle Master, Inc. *	169,784
	Household Durables - 6.3%
4,348	Helen of Troy Limited * f	138,397
6,652	Jarden Corporation	351,491
		489,888
	Insurance - 4.3%
7,114	American Safety Insurance Holdings, Ltd. * f	132,961
5,862	HCC Insurance Holdings, Inc	198,663
		331,624
	Internet Software & Services - 4.1%
4,874	j2 Global, Inc.	159,965
3,161	VeriSign, Inc. *	153,909
		313,874
	IT Services - 3.8%
3,162	Lender Processing Services, Inc.	88,188
2,965	Wright Express Corporation *	206,720
		294,908
	Machinery - 3.0%
1,778	Valmont Industries, Inc.	233,807

		Media - 1.6%
	2,700	John Wiley & Sons, Inc.	124,065

		Multiline Retail - 2.0%
	3,162	Dollar Tree Inc *	152,645
		Multi-Utilities - 2.2%
	7,312	CMS Energy Corporation	172,198

		Oil, Gas & Consumable Fuels - 1.4%
	16,009	Sandridge Energy, Inc. *	111,583

		Pharmaceuticals - 1.0%
	5,994	Warner Chilcott PLC f	80,919

		Professional Services - 0.7%
	9,548	CBIZ, Inc. *	57,479

		Real Estate Investment Trusts (REITs) - 13.7%
	7,511	BioMed Realty Trust, Inc.	140,606
	9,748	Capstead Mortgage Corporation	131,501
	9,882	CYS Investments, Inc.	139,237
	6,586	LTC Properties, Inc.	209,764
	2,240	Mid-America Apartment Communities, Inc.	146,294
	12,581	Omega Healthcare Investors, Inc.	285,966
			1,053,368
		Specialty Retail - 4.8%
	6,981	Ascena Retail Group, Inc. *	149,743
	6,191	Rent-A-Center, Inc.	217,180
			366,923
		Textiles, Apparel & Luxury Goods - 2.6%
	6,324	Hanesbrands, Inc. *	201,609

		Thrifts & Mortgage Finance - 6.3%
	15,216	Beneficial Mutual Bancorp, Inc. *	145,465
	8,826	Capitol Federal Financial, Inc.	105,559
	9,682	Chicopee Bancorp, Inc. *	139,905
	12,906	Westfield Financial, Inc.	96,666
			487,595
		Total Common Stocks (Cost $7,202,212)	7,400,944

		SHORT-TERM INVESTMENTS - 5.7%
		Money Market Mutual Funds - 5.7%
	342,387	Dreyfus Institutional Cash Advantage Fund, 0.13% «	342,387
	100,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.17% «	100,000
		Total Short-Term Investments (Cost $442,387)	442,387

		Total Investments (Cost $7,644,599) - 101.5%	7,843,331
		Liabilities in Excess of Other Assets - (1.5)%	(113,693)
		TOTAL NET ASSETS - 100.0%	$7,729,638

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was
developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Funds' financial statements. The fair value hierarchy is organized into three levels based upon the assumptions
(referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$7,400,944	$-	$-	$7,400,944
Total Equity	7,400,944	-	-	7,400,944

Short-Term Investments
Money Market Mutual Funds	442,387	-	-	442,387
Total Short-Term Investments	442,387	-	-	442,387

Total Investments*	$7,843,331	$-	$-	$7,843,331

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at September 30, 2012 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	1,280,995,013	845,727,809	1,129,085,351	1,455,515,824	2,261,419,809
Gross unrealized appreciation	18,630,840	43,100,625	76,063,493	86,523,480	95,569,833
Gross unrealized depreciation	(3,967,322)	(3,491,527)	(410,641)	(14,547,229)	(5,674,650)
Net unrealized appreciation	14,663,518	39,609,098	75,652,852	71,976,251	89,895,183

	LargeCap	MidCap	SmallCap Value
Cost of investments	19,155,788	185,136,555	7,644,599
Gross unrealized appreciation	7,208,702	23,178,140	436,905
Gross unrealized depreciation	(447,579)	(4,790,949)	(238,173)
Net unrealized appreciation	6,761,123	18,387,191	198,732

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date  November 27, 2012

By /s/ Dominick Zarcone
      Dominick Zarcone, Treasurer

Date  November 27, 2012